                              CREDIT SUISSE FUNDS

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT
                                OCTOBER 31, 2001

                                  CREDIT SUISSE
                        GLOBAL POST-VENTURE CAPITAL FUND
                                       -
                                  CREDIT SUISSE
                            INTERNATIONAL FOCUS FUND
                                        -
                                  CREDIT SUISSE
                            INTERNATIONAL EQUITY FUND
                                        -
                                  CREDIT SUISSE
                        INTERNATIONAL SMALL COMPANY FUND
                                        -
                                  CREDIT SUISSE
                              EMERGING MARKETS FUND
                                        -
                                  CREDIT SUISSE
                               INTERNATIONAL FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

                              CREDIT SUISSE FUNDS
                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                    800-927-2874 - www.creditsuissefunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPISF-2-1001

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Advisor Class shares of Credit Suisse Global Post-Venture Capital Fund(1) (the "Fund") had losses of 46.77% and 46.93%, respectively, vs. a loss of 31.50% for the Russell 2000 Growth Index,(2) a loss of 23.68% for the Lipper Global Funds Index,(3) and a loss of 25.16% for the Morgan Stanley International World Index.(4)

   Global stock markets suffered sizable declines in the period, with few exceptions. As the global economy steadily weakened, and as profit expectations tumbled, performance was negative across virtually all regions. Europe's markets suffered across-the-board double digit declines, while Japan struggled amid growing pessimism regarding its economy and its grip on internal financial reforms. Most major equity indexes in the U.S. had losses in the 10% to 50% range, with growth-oriented stocks, especially technology stocks, suffering the most, reflecting a global trend.

   The Fund's return reflected the harsh environment for the smaller-cap and aggressive growth stocks it targets. Poor showings from the Fund's North American and European technology stocks especially weighed on its performance. Selling pressure in the technology group was often intense, and fairly indiscriminate of long-term growth prospects. On the positive side, stocks that helped the Fund's return included specific consumer-discretionary names.

   In terms of our regional strategy, we increased our weighting in the U.S. (about 56% of the Fund as of October 31) over the course of the period. Notwithstanding a potentially delayed U.S. economic recovery, we remain of the view that the country will emerge from weakness ahead of major economies elsewhere. The Federal Reserve's ("The Fed") recent aggressive rate reductions--short-term U.S. rates currently stand at 2%, and further cuts are possible--have only strengthened our conviction on that matter, notwithstanding the negative impact of the September terrorist attacks on the U.S. To be sure, we have continued to find intriguing venture-backed stories in Europe, Asia and elsewhere, and remain willing to raise our exposure to various markets as our view of macroeconomic conditions warrant.

   The most noteworthy move we made with respect to sector emphasis was to lower our exposure to technology companies, due to the group's clear vulnerability to any negative profit reports looking over the intermediate term. However, technology has been a key theme of the Fund since its inception, and we continue to believe that the brightest growth prospects over the next five years reside in the group. We seek to raise our technology weighting going forward, and will purchase specific names when we deem them to be attractive from a valuation/risk standpoint. Elsewhere of note, we were overweighted in the consumer-discretionary area and had significant exposure to the financial, health-care and industrial sectors.

   Going forward, we hesitate to offer near-term predictions for the world's markets and economies, especially in the context of recent horrible events. We will state that, historically, in many cases, major shocks were absorbed by markets in fairly short order, and we are encouraged by the stimulus actions (e.g., interest-rate reductions in the U.S. and Europe and various spending packages) being taken by global authorities.

   We believe that there exists a good deal of risk over the coming months, but we also expect to see very compelling opportunities over time. We believe that new companies and maybe even new industries will be born to capitalize on new paradigms, as concepts such as the defense and security of the physical and information worlds are reassessed. We believe that venture capital will fund many of the best ideas, creating additional investment opportunities for us over time. In general, our focus will remain on innovative companies we deem to have strong managements and the financial resources to execute their strategies.

Elizabeth B. Dater            Vincent J. McBride           Greg Norton-Kidd
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

   BECAUSE OF THE NATURE OF THE FUND'S HOLDINGS AND CERTAIN STRATEGIES IT CAN USE, AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH POST-VENTURE-CAPITAL INVESTMENTS. THESE ARE DETAILED IN THE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND(1) COMMON SHARES, THE RUSSELL 2000 GROWTH INDEX,(2) THE LIPPER GLOBAL FUNDS INDEX,(3) AND THE MORGAN STANLEY INTERNATIONAL WORLD INDEX(4) FROM INCEPTION (9/30/96) AND AT EACH MONTH END.(UNAUDITED)]

        Credit Suisse Global Post-Venture    Russell 2000           Lipper Global                Morgan Stanley
         Capital Fund(1) Common Shares      Growth Index(2)         Funds Index(3)         International World Index(4)
                                              $10,000.00             $10,000.00                    $10,000.00
Oct-96            $10,000.00                  $ 9,568.70             $10,002.50                    $10,037.00
Nov-96            $ 9,860.00                  $ 9,834.81             $10,475.62                    $10,568.26
Dec-96            $10,020.00                  $10,026.58             $10,492.27                    $10,412.69
Jan-97            $10,060.00                  $10,277.05             $10,726.99                    $10,588.98
Feb-97            $10,340.00                  $ 9,656.52             $10,792.53                    $10,736.17
Mar-97            $ 9,760.00                  $ 8,975.16             $10,663.45                    $10,525.95
Apr-97            $ 9,140.00                  $ 8,871.40             $10,798.98                    $10,865.84
May-97            $ 9,180.00                  $10,204.86             $11,459.02                    $11,506.05
Jun-97            $10,120.00                  $10,550.91             $11,950.84                    $12,099.19
Jul-97            $10,380.00                  $11,091.54             $12,547.78                    $12,644.74
Aug-97            $11,160.00                  $11,424.40             $11,853.14                    $11,772.51
Sep-97            $10,970.00                  $12,336.06             $12,588.74                    $12,377.02
Oct-97            $11,760.00                  $11,595.16             $11,796.78                    $11,617.45
Nov-97            $11,150.00                  $11,318.85             $11,821.44                    $11,790.78
Dec-97            $11,020.00                  $11,325.19             $11,960.10                    $11,940.52
Jan-98            $10,697.94                  $11,174.22             $12,094.30                    $12,202.62
Feb-98            $11,902.76                  $12,160.68             $12,910.66                    $13,046.06
Mar-98            $12,712.89                  $12,670.82             $13,560.33                    $13,596.21
Apr-98            $13,439.94                  $12,748.49             $13,757.77                    $13,716.13
May-98            $12,920.62                  $11,822.32             $13,640.14                    $13,447.02
Jun-98            $13,117.96                  $11,943.26             $13,682.56                    $13,683.02
Jul-98            $12,484.39                  $10,945.88             $13,688.44                    $13,688.90
Aug-98            $ 9,867.03                  $ 8,419.13             $11,694.72                    $11,767.80
Sep-98            $10,282.49                  $ 9,272.75             $11,701.50                    $12,003.39
Oct-98            $10,936.83                  $ 9,756.41             $12,476.14                    $13,100.02
Nov-98            $11,871.60                  $10,513.22             $13,163.33                    $13,893.75
Dec-98            $13,093.90                  $11,464.66             $13,710.13                    $14,533.98
Jan-99            $13,626.46                  $11,980.34             $13,996.67                    $14,829.31
Feb-99            $14,178.60                  $10,884.38             $13,592.87                    $14,465.40
Mar-99            $15,282.88                  $11,272.08             $14,059.38                    $15,124.15
Apr-99            $16,210.07                  $12,267.52             $14,697.25                    $15,786.74
May-99            $15,949.62                  $12,286.90             $14,265.00                    $15,240.67
Jun-99            $18,491.56                  $12,934.18             $14,983.82                    $16,018.10
Jul-99            $19,241.64                  $12,534.25             $15,024.13                    $15,939.45
Aug-99            $19,345.82                  $12,065.47             $15,008.50                    $15,939.93
Sep-99            $19,429.16                  $12,298.22             $14,878.08                    $15,759.01
Oct-99            $20,054.23                  $12,613.17             $15,457.13                    $16,559.57
Nov-99            $25,408.97                  $13,946.89             $16,495.23                    $17,072.42
Dec-99            $31,480.05                  $16,405.03             $18,328.18                    $18,502.92
Jan-00            $32,374.17                  $16,252.30             $17,612.10                    $17,539.66
Feb-00            $39,689.00                  $20,033.56             $18,701.41                    $17,601.57
Mar-00            $38,737.53                  $17,927.83             $19,167.07                    $18,749.55
Apr-00            $34,743.01                  $16,117.66             $18,210.83                    $17,896.44
May-00            $31,793.57                  $14,706.40             $17,669.42                    $17,441.34
Jun-00            $34,359.82                  $16,606.17             $18,369.13                    $18,028.59
Jul-00            $33,117.34                  $15,183.02             $17,996.79                    $17,499.27
Aug-00            $37,506.66                  $16,780.12             $18,727.46                    $18,038.59
Sep-00            $35,985.50                  $15,946.48             $17,731.90                    $17,041.42
Oct-00            $32,130.32                  $14,652.11             $17,299.96                    $16,700.42
Nov-00            $25,732.13                  $11,991.87             $16,291.71                    $15,666.16
Dec-00            $26,359.17                  $12,725.65             $16,769.55                    $15,926.69
Jan-01            $27,218.46                  $13,755.67             $17,047.25                    $16,335.69
Feb-01            $23,537.46                  $11,870.18             $15,798.03                    $14,962.02
Mar-01            $20,518.35                  $10,790.94             $14,700.70                    $13,955.98
Apr-01            $22,329.82                  $12,111.97             $15,708.29                    $14,968.06
May-01            $21,900.18                  $12,392.48             $15,612.62                    $14,800.57
Jun-01            $21,284.74                  $12,730.43             $15,173.75                    $14,347.23
Jul-01            $19,914.53                  $11,644.39             $14,797.59                    $14,118.25
Aug-01            $18,764.94                  $10,917.20             $14,209.83                    $13,470.36
Sep-01            $16,036.13                  $ 9,155.60             $12,882.35                    $12,237.01
Oct-01            $17,104.43                  $10,036.37             $13,203.25                    $12,498.64

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01

                                        FROM INCEPTION
 1 YEAR         3 YEAR        5 YEAR       (9/30/96)
(46.77%)        16.08%        11.65%         11.13%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                       FUND
                                                                       ----
1 Year Total Return (9/30/00 to 9/30/01)                             (55.44%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)               15.97%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                9.91%
Average Annual Total Return Since Inception
   (9/30/96 to 9/30/01)                                                9.89%

----------
(1)Name changed from Warburg Pincus Global Post-Venture Capital Fund.
(2)The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.
(3)The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper inc.
(4)The Morgan Stanley International World Index is a market-weighted average of the performance of securities listed on the stock exchanges of all developed countries.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND1 ADVISOR SHARES, THE RUSSELL 2000 GROWTH INDEX,(2) THE LIPPER GLOBAL FUNDS INDEX,(3) AND THE MORGAN STANLEY INTERNATIONAL WORLD INDEX(4) FROM INCEPTION (9/30/96) AND AT EACH MONTH END. (UNAUDITED)]

              Credit Suisse Global
          Post-Venture Capital Fund(1)  Russell 2000      Lipper Global             Morgan Stanley
                 Advisor Shares        Growth Index(2)    Funds Index(3)      International World Index(4)
                                         $10,000.00        $10,000.00                $10,000.00
Oct-96             $10,000.00            $ 9,568.70        $10,002.50                $10,037.00
Nov-96             $ 9,850.00            $ 9,834.81        $10,475.62                $10,568.26
Dec-96             $10,010.00            $10,026.58        $10,492.27                $10,412.69
Jan-97             $10,050.00            $10,277.05        $10,726.99                $10,588.98
Feb-97             $10,330.00            $ 9,656.52        $10,792.53                $10,736.17
Mar-97             $ 9,740.00            $ 8,975.16        $10,663.45                $10,525.95
Apr-97             $ 9,120.00            $ 8,871.40        $10,798.98                $10,865.84
May-97             $ 9,160.00            $10,204.86        $11,459.02                $11,506.05
Jun-97             $10,090.00            $10,550.91        $11,950.84                $12,099.19
Jul-97             $10,360.00            $11,091.54        $12,547.78                $12,644.74
Aug-97             $11,120.00            $11,424.40        $11,853.14                $11,772.51
Sep-97             $10,940.00            $12,336.06        $12,588.74                $12,377.02
Oct-97             $11,720.00            $11,595.16        $11,796.78                $11,617.45
Nov-97             $11,110.00            $11,318.85        $11,821.44                $11,790.78
Dec-97             $10,970.00            $11,325.19        $11,960.10                $11,940.52
Jan-98             $10,646.11            $11,174.22        $12,094.30                $12,202.62
Feb-98             $11,839.39            $12,160.68        $12,910.66                $13,046.06
Mar-98             $12,648.75            $12,670.82        $13,560.33                $13,596.21
Apr-98             $13,364.71            $12,748.49        $13,757.77                $13,716.13
May-98             $12,845.90            $11,822.32        $13,640.14                $13,447.02
Jun-98             $13,043.05            $11,943.26        $13,682.56                $13,683.02
Jul-98             $12,410.09            $10,945.88        $13,688.44                $13,688.90
Aug-98             $ 9,805.63            $ 8,419.13        $11,694.72                $11,767.80
Sep-98             $10,220.69            $ 9,272.75        $11,701.50                $12,003.39
Oct-98             $10,853.64            $ 9,756.41        $12,476.14                $13,100.02
Nov-98             $11,787.51            $10,513.22        $13,163.33                $13,893.75
Dec-98             $12,968.28            $11,464.66        $13,710.13                $14,533.98
Jan-99             $13,530.31            $11,980.34        $13,996.67                $14,829.31
Feb-99             $14,081.93            $10,884.38        $13,592.87                $14,465.40
Mar-99             $15,174.76            $11,272.08        $14,059.38                $15,124.15
Apr-99             $16,090.66            $12,267.52        $14,697.25                $15,786.74
May-99             $15,830.46            $12,286.90        $14,265.00                $15,240.67
Jun-99             $18,338.77            $12,934.18        $14,983.82                $16,018.10
Jul-99             $19,088.14            $12,534.25        $15,024.13                $15,939.45
Aug-99             $19,181.81            $12,065.47        $15,008.50                $15,939.93
Sep-99             $19,254.67            $12,298.22        $14,878.08                $15,759.01
Oct-99             $19,868.74            $12,613.17        $15,457.13                $16,559.57
Nov-99             $25,166.37            $13,946.89        $16,495.23                $17,072.42
Dec-99             $31,185.09            $16,405.03        $18,328.18                $18,502.92
Jan-00             $32,079.41            $16,252.30        $17,612.10                $17,539.66
Feb-00             $39,326.90            $20,033.56        $18,701.41                $17,601.57
Mar-00             $38,374.51            $17,927.83        $19,167.07                $18,749.55
Apr-00             $34,402.33            $16,117.66        $18,210.83                $17,896.44
May-00             $31,475.46            $14,706.40        $17,669.42                $17,441.34
Jun-00             $34,007.43            $16,606.17        $18,369.13                $18,028.59
Jul-00             $32,764.67            $15,183.02        $17,996.79                $17,499.27
Aug-00             $37,108.52            $16,780.12        $18,727.46                $18,038.59
Sep-00             $35,587.01            $15,946.48        $17,731.90                $17,041.42
Oct-00             $31,777.44            $14,652.11        $17,299.96                $16,700.42
Nov-00             $25,447.50            $11,991.87        $16,291.71                $15,666.16
Dec-00             $26,063.07            $12,725.65        $16,769.55                $15,926.69
Jan-01             $26,899.32            $13,755.67        $17,047.25                $16,335.69
Feb-01             $23,263.96            $11,870.18        $15,798.03                $14,962.02
Mar-01             $20,279.02            $10,790.94        $14,700.70                $13,955.98
Apr-01             $22,056.05            $12,111.97        $15,708.29                $14,968.06
May-01             $21,626.31            $12,392.48        $15,612.62                $14,800.57
Jun-01             $21,022.35            $12,730.43        $15,173.75                $14,347.23
Jul-01             $19,651.84            $11,644.39        $14,797.59                $14,118.25
Aug-01             $18,525.22            $10,917.20        $14,209.83                $13,470.36
Sep-01             $15,819.03            $ 9,155.60        $12,882.35                $12,237.01
Oct-01             $16,864.34            $10,036.37        $13,203.25                $12,498.64

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

                                      FROM INCEPTION
 1 YEAR        3 YEAR        5 YEAR      (9/30/96)
(46.93%)      15.82%        11.35%          10.82%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                         FUND
                                                                         ----
1 Year Total Return (9/30/00 to 9/30/01)                               (55.55%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                 15.67%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                  9.61%
Average Annual Total Return Since Inception
   (9/30/96 to 9/30/01)                                                  9.60%

----------
(1)Name changed from Warburg Pincus Global Post-Venture Capital Fund.
(2)The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.
(3)The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper inc.
(4)The Morgan Stanley International World Index is a market-weighted average of the performance of securities listed on the stock exchanges of all developed countries.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class shares of Credit Suisse International Focus Fund(1) (the "Fund") had a loss of 23.13%, vs. a loss of 24.93% for the Morgan Stanley Europe, Australasia and Far East ("EAFE") Index.(2)

   The period was a very poor one for the world's stock markets. As evidence of a synchronized global economic downturn mounted, investors were inclined to abandon equities or at least concentrate on relatively defensive industries and companies. Almost all markets suffered significant losses, with the major markets of the U.S., Europe and Japan posting double-digit declines.

   The last two months of the period merit special commentary. Stocks plummeted in the weeks following the atrocities of September 11, though by the end of October markets recovered most of if not all of their post-attack losses. We largely attribute the rebound to the tremendous amount of liquidity injected into the global financial system in September and October. The actions by the Federal Reserve and other central banks seemed to encourage investors to revisit stocks, despite the continued generally bleak economic outlook.

   Against this backdrop, the Fund had a loss, hurt by the decline in international equity markets and by weakness in specific holdings. Stocks that especially detracted from the Fund's showing included its information-technology holdings from Asia. The Fund's consumer-staples and utilities holdings also hampered its return, though these were relatively small positions. On the positive side, stocks that helped the Fund, at least in relative terms, included its financial-services and telecommunications names.

   In broad terms, the reality of a forestalled global economic recovery hindered the Fund. Although we became more cautious as the economic data weakened, we maintained positions in a number of companies that we believe will benefit significantly when growth does improve. Notwithstanding the Fund's showing for the period, we intend to maintain this exposure, and indeed perhaps expand it fairly soon. In our view, valuations for recently struggling growth and cyclical sectors may be at or near troughs, given their historical valuation trends.

   In that context, we continue to monitor sector-valuation cycles closely, attempting to identify areas potentially poised for longer-term recovery. We expect to add technology and economically sensitive stocks "on the margin" going forward, while seeking to shift away from defensive-type names whose valuations in our view appear less compelling.

   With regard to regional exposure, we were underweighted in Europe during much of the period, though in September and October we narrowed that underweighting. Although we think that European economies are hardly out of the woods--Germany, for example, has often lagged the U.S. economic trends by several months, and the U.S. economy may not yet have bottomed--we believe that European markets have discounted a good deal of pessimism. We were underweighted in Japan at the end of the period, and overweighted in the Asian/Pacific markets of Singapore and Australia. Our holdings across the Asia/Pacific region were concentrated mostly in the technology, telecommunications and financial-services areas.

   Looking to the next few months and beyond, there will no doubt remain considerable uncertainty, and we believe markets in general will be quite vulnerable to any negative news. But we see grounds for encouragement, not the least of which is the above-referenced dramatic and coordinated global monetary-easing campaign. While history is not necessarily a guide, we note that similar efforts in 1997 and 1998 revived very shaky markets around the world and helped drive a sustained upturn. Other reasons for optimism in our view include the likelihood of further fiscal stimulus in various countries and a recent slide in energy costs, especially oil. Should lower oil prices prevail, consumers and businesses would likely enjoy the equivalent of tax relief.

   Given these potentially favorable tailwinds, we believe that the economy could begin to right itself in mid 2002, perhaps earlier. We also believe, however, that the path to recovery could be "V" shaped, with a more painful than hoped for downturn over the coming months. For our part, we will navigate through what we believe will be a stock-picker's market, attempting to identify stocks we deem to have the best longer-term prospects.

Vincent J. McBride            Nancy Nierman                Todd Jacobson
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
October 31, 2001

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL FOCUS FUND(1) COMMON SHARES AND THE MORGAN STANLEY EUROPE, AUSTRALASIA AND FAR EAST ("EAFE") INDEX(2) FROM INCEPTION (3/31/97) AND AT EACH MONTH END. (UNAUDITED)]

                 Credit Suisse International   Morgan Stanley Europe, Australasia
                 Focus Fund(1) Common Shares     and Far East ("EAFE") Index(2)
                           $10,000.00                      $10,000.00
Mar-97                     $10,000.00                      $10,038.70
Apr-97                     $10,210.00                      $10,094.41
May-97                     $11,070.00                      $10,753.78
Jun-97                     $11,630.00                      $11,349.22
Jul-97                     $12,310.00                      $11,535.12
Aug-97                     $11,540.00                      $10,675.98
Sep-97                     $12,120.00                      $11,276.40
Oct-97                     $11,060.00                      $10,412.18
Nov-97                     $10,650.00                      $10,308.47
Dec-97                     $10,449.73                      $10,400.73
Jan-98                     $10,701.53                      $10,878.85
Feb-98                     $11,509.39                      $11,579.45
Mar-98                     $12,359.22                      $11,938.65
Apr-98                     $12,726.43                      $12,035.83
May-98                     $12,883.81                      $11,980.10
Jun-98                     $12,600.53                      $12,073.43
Jul-98                     $12,768.40                      $12,198.51
Aug-98                     $11,194.64                      $10,689.92
Sep-98                     $10,701.53                      $10,364.94
Oct-98                     $11,310.05                      $11,448.29
Nov-98                     $11,929.06                      $12,037.65
Dec-98                     $12,115.46                      $12,515.42
Jan-99                     $12,168.46                      $12,481.25
Feb-99                     $11,808.07                      $12,186.70
Mar-99                     $12,348.65                      $12,698.42
Apr-99                     $12,889.24                      $13,215.88
May-99                     $12,316.85                      $12,538.17
Jun-99                     $13,376.82                      $13,029.91
Jul-99                     $14,447.39                      $13,420.16
Aug-99                     $14,754.78                      $13,472.23
Sep-99                     $15,062.17                      $13,610.86
Oct-99                     $15,666.36                      $14,123.72
Nov-99                     $17,362.31                      $14,617.34
Dec-99                     $19,703.38                      $15,932.17
Jan-00                     $18,606.31                      $14,922.71
Feb-00                     $20,240.94                      $15,327.26
Mar-00                     $19,571.73                      $15,924.26
Apr-00                     $18,408.83                      $15,089.19
May-00                     $17,783.50                      $14,723.58
Jun-00                     $18,672.13                      $15,302.80
Jul-00                     $18,288.16                      $14,664.22
Aug-00                     $18,661.16                      $14,794.58
Sep-00                     $17,476.33                      $14,077.19
Oct-00                     $16,434.11                      $13,747.51
Nov-00                     $15,655.19                      $13,234.86
Dec-00                     $16,480.17                      $13,708.40
Jan-01                     $16,506.52                      $13,701.96
Feb-01                     $15,123.29                      $12,675.82
Mar-01                     $14,095.75                      $11,836.56
Apr-01                     $15,096.95                      $12,666.77
May-01                     $14,714.91                      $12,229.77
Jun-01                     $14,490.96                      $11,734.22
Jul-01                     $14,319.70                      $11,521.71
Aug-01                     $13,950.84                      $11,232.17
Sep-01                     $12,370.01                      $10,097.05
Oct-01                     $12,633.48                      $10,355.23

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

                              FROM INCEPTION
1 YEAR         3 YEAR            (3/31/97)
(23.13%)       3.76%               5.23%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                         FUND
                                                                         ----
1 Year Total Return (9/30/00 to 9/30/01)                               (29.22%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                  4.95%
Average Annual Total Return Since Inception
   (3/31/97 to 9/30/01)                                                  4.83%

(1) Name changed from Warburg Pincus Major Foreign Markets Fund.
(2) The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co.Incorporated.

CREDIT SUISSE INTERNATIONAL EQUITY FUND FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Advisor shares of Credit Suisse International Equity Fund(1) (the "Fund") had losses of 28.07% and 28.39%, respectively, vs. a loss of 24.94% for the Morgan Stanley All Country World Excluding the U.S. Index.(2)

   The world's equity markets suffered sizable losses in the period, hurt by an increasingly dim global economic outlook. Performance was negative across virtually all regions. Europe suffered across-the-board double-digit losses, while Japan struggled amid growing pessimism regarding its economy and the pace of internal financial reforms. Emerging markets also had significant losses, though a few countries saw gains due to a favorable supply/demand backdrop for specific commodities.

   The last two months of the period merit special commentary. Stocks plummeted in the weeks following the atrocities of September 11, though by the end of October markets recovered most, if not all, of their post-attack losses. We largely attribute the rebound to the tremendous amount of liquidity injected into the global financial system in September and October. The actions by the Federal Reserve and other central banks encouraged investors to revisit stocks, despite the continued generally bleak economic outlook.

   In terms of sector attribution for the 12 months, the worst performers tended to be areas typically associated with risk (e.g., the technology segment) and/or highly cyclical areas (e.g., travel, auto and media companies). Sectors that performed relatively well on a global basis were generally areas perceived to offer more earnings stability, such as health care and consumer staples.

   The Fund had a loss for the period, hurt by the decline in international equity markets and by weakness in specific holdings, most notably certain Asian technology and European industrial-type stocks. Relatively good performers for the Fund included certain consumer names, e.g., consumer-finance and food-retail companies.

   In general, the growing perception of a delayed global economic recovery weighed on the Fund. Although we became more cautious as the economic data weakened, we maintained positions in a number of companies that we believe will benefit when growth does improve. Notwithstanding the Fund's showing for the period, we intend to maintain this exposure, and indeed perhaps expand it fairly soon. In our view, valuations for recently struggling growth and cyclical sectors may be at or near troughs, given their historical valuation trends.

   In that context, we continue to monitor sector-valuation cycles closely, attempting to identify areas we think are potentially poised for longer-term recovery. We expect to add technology and economically sensitive stocks "on the margin" going forward, while seeking to shift away from defensive-type names whose valuations in our view appear less compelling.

   In terms of regional allocation, we were underweighted in Europe during much of the period, though in September and October we began to narrow that underweighting. While we believe that Europe's economy could languish for a spell--it has often lagged U.S. economic activity by four or five months, and the U.S. economy may not yet have bottomed--we believe that European markets have discounted a good deal of pessimism. We were underweighted in Japan at the end of the period, and overweighted in non-Japan Asia. Our holdings across the Asia/Pacific region were concentrated mostly in the technology, telecommunications, and financial-services areas.

   As we move forward, there will no doubt be considerable uncertainty over the next few months, and any unsettling developments related to the U.S. war on terrorism could send shares downward yet again. But we see grounds for encouragement, not the least of which is the above-referenced dramatic and coordinated global monetary-easing campaign. While history is not necessarily a guide, we note that similar efforts in 1997 and 1998 revived very shaky markets around the world and helped drive a sustained upturn. Other reasons for optimism in our view include the likelihood of further fiscal stimulus in various countries and a recent slide in energy costs, especially oil. Should lower oil prices prevail, consumers and businesses would likely enjoy the equivalent of tax relief.

   Given these potentially favorable tailwinds, we believe that the economy could begin to right itself in mid 2002, perhaps earlier. We also believe, however, that the path to recovery could be OVO shaped, with a more painful than hoped for downturn over the coming months. For our part, we will navigate through what we believe will be a stock-picker's market, attempting to find and own stocks we deem to have good longer-term prospects.

Vincent J. McBride            Nancy Nierman                P. Nicholas Edwards
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-STOCK MARKETS.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL EQUITY FUND(1) COMMON SHARES AND THE MORGAN STANLEY ALL COUNTRY WORLD EX US INDEX(2) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)]

                  Credit Suisse International         Morgan Stanley All Country
                 Equity Fund(1) Advisor Shares                ex US Index(2)
                           $10,000.00                          $10,000.00
Nov-91                      $9,633.96                           $9,574.40
Dec-91                      $9,966.24                          $10,267.40
Jan-92                     $10,063.07                          $10,149.01
Feb-92                      $9,973.69                           $9,985.00
Mar-92                      $9,787.47                           $9,548.16
Apr-92                      $9,958.79                           $9,670.19
May-92                     $10,361.02                          $10,032.14
Jun-92                      $9,906.28                           $9,678.71
Jul-92                      $9,487.92                           $9,692.06
Aug-92                      $9,510.33                           $9,895.50
Sep-92                      $9,338.50                           $9,692.25
Oct-92                      $9,114.38                           $9,266.47
Nov-92                      $9,323.56                           $9,318.36
Dec-92                      $9,485.01                           $9,396.17
Jan-93                      $9,711.38                           $9,394.48
Feb-93                      $9,922.66                           $9,682.23
Mar-93                     $10,556.50                          $10,479.46
Apr-93                     $11,182.80                          $11,405.53
May-93                     $11,378.99                          $11,658.97
Jun-93                     $11,112.25                          $11,519.29
Jul-93                     $11,519.90                          $11,902.42
Aug-93                     $12,244.61                          $12,541.58
Sep-93                     $12,191.76                          $12,283.10
Oct-93                     $12,765.49                          $12,728.12
Nov-93                     $12,546.57                          $11,758.62
Dec-93                     $14,282.25                          $12,675.44
Jan-94                     $15,628.77                          $13,717.74
Feb-94                     $15,258.10                          $13,614.03
Mar-94                     $14,025.05                          $12,990.78
Apr-94                     $14,320.07                          $13,431.69
May-94                     $14,789.09                          $13,435.85
Jun-94                     $14,577.27                          $13,531.25
Jul-94                     $15,061.42                          $13,751.26
Aug-94                     $15,711.99                          $14,213.86
Sep-94                     $15,348.88                          $13,861.64
Oct-94                     $15,416.96                          $14,234.79
Nov-94                     $14,751.26                          $13,547.96
Dec-94                     $14,245.53                          $13,516.13
Jan-95                     $13,014.24                          $12,902.90
Feb-95                     $12,780.45                          $12,832.58
Mar-95                     $13,614.30                          $13,557.88
Apr-95                     $14,019.54                          $14,086.63
May-95                     $14,003.95                          $14,023.95
Jun-95                     $13,863.21                          $13,830.70
Jul-95                     $14,736.98                          $14,615.45
Aug-95                     $14,955.42                          $14,108.44
Sep-95                     $15,283.08                          $14,349.41
Oct-95                     $14,947.62                          $13,966.28
Nov-95                     $15,173.86                          $14,294.21
Dec-95                     $15,649.37                          $14,859.69
Jan-96                     $16,090.08                          $15,063.86
Feb-96                     $16,114.12                          $15,063.86
Mar-96                     $16,266.37                          $15,344.96
Apr-96                     $17,235.94                          $15,810.06
May-96                     $16,859.33                          $15,572.44
Jun-96                     $17,059.66                          $15,651.86
Jul-96                     $16,210.28                          $15,131.59
Aug-96                     $16,354.51                          $15,220.26
Sep-96                     $16,610.93                          $15,598.33
Oct-96                     $16,426.63                          $15,441.88
Nov-96                     $17,131.77                          $16,037.47
Dec-96                     $17,224.01                          $15,851.76
Jan-97                     $17,215.69                          $15,560.56
Feb-97                     $17,398.75                          $15,845.79
Mar-97                     $17,257.30                          $15,812.35
Apr-97                     $17,590.13                          $15,946.12
May-97                     $18,788.32                          $16,930.80
Jun-97                     $19,587.12                          $17,865.21
Jul-97                     $20,169.57                          $18,226.62
Aug-97                     $18,472.13                          $16,792.73
Sep-97                     $19,295.89                          $17,701.22
Oct-97                     $17,090.88                          $16,193.78
Nov-97                     $16,558.35                          $15,991.36
Dec-97                     $16,388.82                          $16,175.42
Jan-98                     $16,437.34                          $16,659.71
Feb-98                     $17,659.95                          $17,770.58
Mar-98                     $18,678.79                          $18,384.56
Apr-98                     $19,163.96                          $18,516.74
May-98                     $19,115.44                          $18,180.48
Jun-98                     $18,436.21                          $18,112.67
Jul-98                     $18,717.61                          $18,284.19
Aug-98                     $15,864.85                          $15,705.94
Sep-98                     $15,137.10                          $15,373.76
Oct-98                     $15,981.29                          $16,984.93
Nov-98                     $16,825.47                          $17,897.53
Dec-98                     $17,077.76                          $18,514.10
Jan-99                     $17,194.19                          $18,494.10
Feb-99                     $16,612.00                          $18,080.02
Mar-99                     $17,262.12                          $18,953.28
Apr-99                     $17,553.22                          $19,901.14
May-99                     $16,932.21                          $18,965.98
Jun-99                     $18,242.15                          $19,837.66
Jul-99                     $19,241.58                          $20,302.85
Aug-99                     $19,600.61                          $20,373.30
Sep-99                     $19,959.63                          $20,511.03
Oct-99                     $20,900.84                          $21,274.65
Nov-99                     $23,054.97                          $22,125.43
Dec-99                     $26,663.83                          $24,235.53
Jan-00                     $24,875.22                          $22,920.51
Feb-00                     $26,751.31                          $23,539.59
Mar-00                     $25,983.38                          $24,425.39
Apr-00                     $23,543.49                          $23,062.21
May-00                     $22,736.67                          $22,472.27
Jun-00                     $23,397.68                          $23,429.59
Jul-00                     $21,890.97                          $22,504.12
Aug-00                     $22,863.04                          $22,782.50
Sep-00                     $21,123.04                          $21,518.07
Oct-00                     $19,198.34                          $20,834.87
Nov-00                     $18,090.19                          $19,900.22
Dec-00                     $18,695.12                          $20,579.81
Jan-01                     $19,009.01                          $20,888.51
Feb-01                     $17,125.69                          $19,234.77
Mar-01                     $15,732.03                          $17,875.06
Apr-01                     $16,460.25                          $19,090.74
May-01                     $16,133.80                          $18,563.65
Jun-01                     $15,857.58                          $17,851.73
Jul-01                     $15,581.36                          $17,454.53
Aug-01                     $15,066.59                          $17,020.96
Sep-01                     $13,283.71                          $15,215.04
Oct-01                     $13,748.26                          $15,641.51

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

 1 YEAR     3 YEAR     5 YEAR      10 YEAR
(28.07%)   (4.42%)    (3.04%)      3.71%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          FUND
                                                                          ----
1 Year Total Return (9/30/00 to 9/30/01)                                (36.76%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                  (3.76%)
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                  (3.92%)
10 Year Average Annual Total Return (9/30/91 to 9/30/01)                  3.46%
Average Annual Total Return Since Inception
   (5/02/89 to 9/30/01)                                                    5.73%

----------
(1)Name changed from Warburg Pincus International Equity Fund.
(2)The Morgan Stanley All Country World Excluding the U.S. Index is a market-capitalization weighted index of companies listed on stock exchanges outside of the United States.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL EQUITY FUND(1) ADVISOR SHARES AND THE MORGAN STANLEY ALL COUNTRY EX US INDEX(2) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)]

                    Credit Suisse International       Morgan Stanley All Country
                   Equity Fund(1) Advisor Shares            ex US Index(2)
                           $10,000.00                          $10,000.00
Nov-91                     $ 9,633.96                          $ 9,574.40
Dec-91                     $ 9,966.24                          $10,267.40
Jan-92                     $10,063.07                          $10,149.01
Feb-92                     $ 9,973.69                          $ 9,985.00
Mar-92                     $ 9,787.47                          $ 9,548.16
Apr-92                     $ 9,958.79                          $ 9,670.19
May-92                     $10,361.02                          $10,032.14
Jun-92                     $ 9,906.28                          $ 9,678.71
Jul-92                     $ 9,487.92                          $ 9,692.06
Aug-92                     $ 9,510.33                          $ 9,895.50
Sep-92                     $ 9,338.50                          $ 9,692.25
Oct-92                     $ 9,114.38                          $ 9,266.47
Nov-92                     $ 9,323.56                          $ 9,318.36
Dec-92                     $ 9,485.01                          $ 9,396.17
Jan-93                     $ 9,711.38                          $ 9,394.48
Feb-93                     $ 9,922.66                          $ 9,682.23
Mar-93                     $10,556.50                          $10,479.46
Apr-93                     $11,182.80                          $11,405.53
May-93                     $11,378.99                          $11,658.97
Jun-93                     $11,112.25                          $11,519.29
Jul-93                     $11,519.90                          $11,902.42
Aug-93                     $12,244.61                          $12,541.58
Sep-93                     $12,191.76                          $12,283.10
Oct-93                     $12,765.49                          $12,728.12
Nov-93                     $12,546.57                          $11,758.62
Dec-93                     $14,282.25                          $12,675.44
Jan-94                     $15,628.77                          $13,717.74
Feb-94                     $15,258.10                          $13,614.03
Mar-94                     $14,025.05                          $12,990.78
Apr-94                     $14,320.07                          $13,431.69
May-94                     $14,789.09                          $13,435.85
Jun-94                     $14,577.27                          $13,531.25
Jul-94                     $15,061.42                          $13,751.26
Aug-94                     $15,711.99                          $14,213.86
Sep-94                     $15,348.88                          $13,861.64
Oct-94                     $15,416.96                          $14,234.79
Nov-94                     $14,751.26                          $13,547.96
Dec-94                     $14,245.53                          $13,516.13
Jan-95                     $13,014.24                          $12,902.90
Feb-95                     $12,780.45                          $12,832.58
Mar-95                     $13,614.30                          $13,557.88
Apr-95                     $14,019.54                          $14,086.63
May-95                     $14,003.95                          $14,023.95
Jun-95                     $13,863.21                          $13,830.70
Jul-95                     $14,736.98                          $14,615.45
Aug-95                     $14,955.42                          $14,108.44
Sep-95                     $15,283.08                          $14,349.41
Oct-95                     $14,947.62                          $13,966.28
Nov-95                     $15,173.86                          $14,294.21
Dec-95                     $15,649.37                          $14,859.69
Jan-96                     $16,090.08                          $15,063.86
Feb-96                     $16,114.12                          $15,063.86
Mar-96                     $16,266.37                          $15,344.96
Apr-96                     $17,235.94                          $15,810.06
May-96                     $16,859.33                          $15,572.44
Jun-96                     $17,059.66                          $15,651.86
Jul-96                     $16,210.28                          $15,131.59
Aug-96                     $16,354.51                          $15,220.26
Sep-96                     $16,610.93                          $15,598.33
Oct-96                     $16,426.63                          $15,441.88
Nov-96                     $17,131.77                          $16,037.47
Dec-96                     $17,224.01                          $15,851.76
Jan-97                     $17,215.69                          $15,560.56
Feb-97                     $17,398.75                          $15,845.79
Mar-97                     $17,257.30                          $15,812.35
Apr-97                     $17,590.13                          $15,946.12
May-97                     $18,788.32                          $16,930.80
Jun-97                     $19,587.12                          $17,865.21
Jul-97                     $20,169.57                          $18,226.62
Aug-97                     $18,472.13                          $16,792.73
Sep-97                     $19,295.89                          $17,701.22
Oct-97                     $17,090.88                          $16,193.78
Nov-97                     $16,558.35                          $15,991.36
Dec-97                     $16,388.82                          $16,175.42
Jan-98                     $16,437.34                          $16,659.71
Feb-98                     $17,659.95                          $17,770.58
Mar-98                     $18,678.79                          $18,384.56
Apr-98                     $19,163.96                          $18,516.74
May-98                     $19,115.44                          $18,180.48
Jun-98                     $18,436.21                          $18,112.67
Jul-98                     $18,717.61                          $18,284.19
Aug-98                     $15,864.85                          $15,705.94
Sep-98                     $15,137.10                          $15,373.76
Oct-98                     $15,981.29                          $16,984.93
Nov-98                     $16,825.47                          $17,897.53
Dec-98                     $17,077.76                          $18,514.10
Jan-99                     $17,194.19                          $18,494.10
Feb-99                     $16,612.00                          $18,080.02
Mar-99                     $17,262.12                          $18,953.28
Apr-99                     $17,553.22                          $19,901.14
May-99                     $16,932.21                          $18,965.98
Jun-99                     $18,242.15                          $19,837.66
Jul-99                     $19,241.58                          $20,302.85
Aug-99                     $19,600.61                          $20,373.30
Sep-99                     $19,959.63                          $20,511.03
Oct-99                     $20,900.84                          $21,274.65
Nov-99                     $23,054.97                          $22,125.43
Dec-99                     $26,663.83                          $24,235.53
Jan-00                     $24,875.22                          $22,920.51
Feb-00                     $26,751.31                          $23,539.59
Mar-00                     $25,983.38                          $24,425.39
Apr-00                     $23,543.49                          $23,062.21
May-00                     $22,736.67                          $22,472.27
Jun-00                     $23,397.68                          $23,429.59
Jul-00                     $21,890.97                          $22,504.12
Aug-00                     $22,863.04                          $22,782.50
Sep-00                     $21,123.04                          $21,518.07
Oct-00                     $19,198.34                          $20,834.87
Nov-00                     $18,090.19                          $19,900.22
Dec-00                     $18,695.12                          $20,579.81
Jan-01                     $19,009.01                          $20,888.51
Feb-01                     $17,125.69                          $19,234.77
Mar-01                     $15,732.03                          $17,875.06
Apr-01                     $16,460.25                          $19,090.74
May-01                     $16,133.80                          $18,563.65
Jun-01                     $15,857.58                          $17,851.73
Jul-01                     $15,581.36                          $17,454.53
Aug-01                     $15,066.59                          $17,020.96
Sep-01                     $13,283.71                          $15,215.04
Oct-01                     $13,748.26                          $15,641.51

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

1 YEAR        3 YEAR       5 YEAR       10 YEAR
(28.39%)      (4.89%)      (3.50%)      3.23%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          FUND
                                                                          ----
1 Year Total Return (9/30/00 to 9/30/01)                                (37.11%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                  (4.26%)
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                  (4.37%)
10 Year Average Annual Total Return (9/30/91 to 9/30/01)                  2.99%
Average Annual Total Return Since Inception
   (4/04/91 to 9/30/01)                                                   5.33%

----------
(1)Name changed from Warburg Pincus International Equity Fund.
(2)The Morgan Stanley All Country World Excluding the U.S. Index is a market-capitalization weighted index of companies listed on stock exchanges outside of the United States.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class shares of Credit Suisse International Small Company Fund(1) (the "Fund") had a loss of 42.13%, vs. a loss of 15.19% for the Morgan Stanley EAFE Small Cap Index.(2)

   The period was characterized by a strong aversion to risk, financially speaking. The global economy weakened and profit expectations fell dramatically, prompting investors to exit all but very defensive asset classes. Not surprisingly, small-cap stocks of foreign companies struggled in this environment.

   The last two months of the period were extraordinary. Following the attack on the U.S. in September, the shares of small-cap international companies initially plunged, as did stocks broadly. However, they rallied sharply in October, aided by a coordinated monetary easing campaign by the world's central banks, which encouraged investors to revisit equities. In general, stocks that were hit the hardest in September had the strongest bounces.

   Against this backdrop, the Fund had a loss, hampered by the selloff in the smaller-cap, aggressive-growth companies it continued to target. Factors that especially weighed on the Fund included its overweighting in technology stocks, as these were among the period's poorest performers. In addition, the Fund's consumer-discretionary and industrial-type names contributed negatively to its return. Our focus, within these and other areas, was on stocks of companies we deemed to have above-average long-term growth prospects. Notwithstanding the weakness of such stocks in the period, we plan to maintain this general strategy in the belief that it should prove rewarding once the global economy recovers in a sustainable manner.

   Will this occur sooner or later? Our current view is that it will probably take at least a few more months for signs of economic vitality to emerge. Therefore, we would not be surprised to the see the market's recent rally falter. And any unfortunate turn in the country's war on terrorism could intensify risk concerns and/or push the recovery even further out. However, we also see grounds for optimism. The recent efforts of central banks are almost unprecedented in scope (short-term U.S. interest rates, for example, have been brought down to 2%), inflation remains subdued, energy costs have trended lower, and various spending stimulus packages are in the works. Set within this environment, we will remain focused on underfollowed, yet innovative companies whose niche-type products and services in our judgment will support their growth over time.

Vincent J. McBride            Nancy Nierman
Co-Portfolio Manager          Co-Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. IN ADDITION, INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAT INVESTMENTS IN LARGER COMPANIES.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND(1) AND THE MSCI EAFE SMALL CAP INDEX(2) FROM INCEPTION (05/29/98) AND AT EACH MONTH END. (UNAUDITED)]

                        Credit Suisse International
                            Small Company Fund(1)      MSCI EAFE Small Cap Index(2)
5/29/1998                   $10,000.00                     $10,000.00
May-98                      $10,000.00                     $10,032.60
Jun-98                      $ 9,890.00                     $ 9,633.70
Jul-98                      $10,140.00                     $ 9,502.20
Aug-98                      $ 8,680.00                     $ 8,237.08
Sep-98                      $ 8,410.00                     $ 7,858.42
Oct-98                      $ 8,610.00                     $ 8,488.75
Nov-98                      $ 9,820.00                     $ 8,894.34
Dec-98                      $10,120.00                     $ 8,928.05
Jan-99                      $10,560.00                     $ 8,815.73
Feb-99                      $14,440.00                     $ 8,704.48
Mar-99                      $15,110.00                     $ 9,176.35
Apr-99                      $16,630.00                     $ 9,857.23
May-99                      $16,280.00                     $ 9,498.82
Jun-99                      $19,600.00                     $10,004.35
Jul-99                      $20,510.00                     $10,309.88
Aug-99                      $21,040.00                     $10,528.97
Sep-99                      $21,350.00                     $10,496.43
Oct-99                      $22,140.00                     $10,352.63
Nov-99                      $27,310.00                     $10,408.85
Dec-99                      $32,021.31                     $10,504.30
Jan-00                      $33,015.76                     $10,517.74
Feb-00                      $38,322.98                     $10,776.16
Mar-00                      $37,516.95                     $11,031.24
Apr-00                      $32,691.25                     $10,202.13
May-00                      $29,875.39                     $10,180.81
Jun-00                      $31,811.95                     $11,077.33
Jul-00                      $29,728.84                     $10,379.90
Aug-00                      $32,555.17                     $10,870.45
Sep-00                      $29,603.22                     $10,245.62
Oct-00                      $25,939.46                     $ 9,533.04
Nov-00                      $22,359.43                     $ 9,504.25
Dec-00                      $22,820.02                     $ 9,534.66
Jan-01                      $24,149.45                     $ 9,815.36
Feb-01                      $21,940.72                     $ 9,613.56
Mar-01                      $19,114.39                     $ 8,844.09
Apr-01                      $19,909.95                     $ 9,576.38
May-01                      $19,805.27                     $ 9,520.84
Jun-01                      $18,590.99                     $ 9,222.26
Jul-01                      $17,502.33                     $ 8,834.00
Aug-01                      $17,156.89                     $ 8,921.37
Sep-01                      $14,204.94                     $ 7,702.54
Oct-01                      $15,010.97                     $ 8,085.66

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

                              FROM INCEPTION
1 YEAR           3 YEAR          (5/29/98)
(42.13%)         20.36%          12.59%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        FUND
                                                                        ----
1 Year Total Return (9/30/00 to 9/30/01)                               (52.02%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                 19.09%
Average Annual Total Return Since Inception
   (5/29/98 to 9/30/01)                                                 11.06%

----------
(1) Name changed from Warburg Pincus International Small Company Fund.
(2) The Morgan Stanley EAFE Small Cap Index is composed of small-cap stocks of companies from developed markets outside of North America.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class, Advisor Class and Institutional Class shares of Credit Suisse Emerging Markets Fund(1) (the "Fund") had losses of 26.92%, 26.99%, and 26.61%, respectively, vs. a loss of 23.46% for the Morgan Stanley Emerging Markets Free Index.(2)

   The period was a poor one for the world's stock markets, to say the least. A worsening global economic outlook, together with a related flow of disappointing profit news, weighed on stocks across virtually all regions. Emerging stock markets performed roughly in line with their developed market counterparts for the 12 months. They initially outperformed major markets, having entered the period with much pessimism already reflected in their share prices, but then had worse relative performance over the latter part of the period.

   Emerging equity markets were also quite volatile late in the period. Not surprisingly, they plunged as risk concerns spread immediately after the terrorist atrocities in September. They ended the period on a positive note, however, buoyed by an improving liquidity backdrop as the world's central banks eased.

   The Fund was hurt by the poor environment for emerging equity markets and, in September, by its overweighting in North Asia. We had relatively large positions in markets such as Taiwan and South Korea, in the belief that they would receive the biggest bounce from any global economic recovery. While we were willing to be patient, looking for a recovery to gradually take hold perhaps in the fourth quarter of 2001, the shocking events pushed general expectations out and sent these markets plunging. On a positive note, factors that helped the Fund's relative performance included its underweighting in Brazil over the latter half of the period.

   In terms of regional allocation, we reduced our exposure to Asia late in the period. We pared our weightings in Taiwan and South Korea, ending the period with roughly neutral positions in each market. However, we maintained our sizable overweighting in China, which looks attractive to us based on its more-robust domestic fundamentals and its relative insulation from the global slowdown. We remained underweighted in South Asia's various markets, where political risk is generally high in our view and where we see few positive market catalysts developing over the near term.

   Within Latin America, we further reduced our exposure to Brazil, based on our concerns that the market will be even more vulnerable to lowered risk appetites and reduced capital inflows. We believe Mexico has relatively good fundamentals within the region and hence we left our weighting largely unchanged. We continued to avoid the area's smaller markets, with the exception of Chile, where we held a few stocks we judged to be good values from a risk/reward perspective.

   Elsewhere, we continued to see few compelling stocks within emerging Europe. Our exposure was mostly via Russia, where we remained overweighted, although we are likely to lower our position in the energy-exporting country if oil prices continue to trend downward. We were modestly underweighted in South Africa as of October 31. We are monitoring the market for investing opportunities, however, as we believe that pockets of value exist here, especially among the country's non-resource companies. We ended the period with a large underweighting in Israel due to stock-specific factors and our perceptions of heightened political risk.

   With regard to sector-weighting changes in the Fund, we lowered our exposure to the consumer area, broadly classified, based on our expectations of slowing consumer demand in emerging markets. Our position in financial-services companies declined in the latter part of the period, largely a byproduct of our reduced exposure to Brazil. We ended the period with a significantly narrowed overweighting in the technology segment as a result of our lowered position in North Asia. We had a slight overweighting in the telecommunications area at period-end, as we continued to see a fair amount of value here. Indeed, the Fund's three largest holdings as of October 31 were China Mobile, South Korea Telecom, and Telefonos de Mexico (3.29%, 4.00% and 3.81% of the Fund, respectively).

   Looking ahead, we see little evidence of an imminent global economic recovery. Indeed, it is far from clear how long it will take for recent stimulus efforts (e.g., aggressive interest-rate cuts and spending packages) to bear fruit. In addition, there remain "sovereign issues," not the least of which is Argentina's financial struggle, that could hamper emerging stock markets. We plan to maintain a relatively defensive stance, favoring countries and industries that we think are generally less dependent on global growth. However, we will not hesitate to become more aggressive when we believe that a recovery will begin sooner rather than later.

Richard Watt
Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING MARKETS FUND(1) COMMON SHARES AND THE MSCI EMERGING MARKETS FREE INDEX(2) FROM INCEPTION (12/30/94) AND AT EACH MONTH END. (UNAUDITED)]

                      Credit Suisse Emerging
                   Markets Fund(1) Advisor Shares     MSCI Emerging Markets Free Index(2)
12/30/94                   $10,000.00                            $10,000.00
Jan-95                     $ 9,870.00                            $ 8,936.20
Feb-95                     $ 9,900.00                            $ 8,707.08
Mar-95                     $10,410.00                            $ 8,762.45
Apr-95                     $10,580.00                            $ 9,155.54
May-95                     $11,240.00                            $ 9,642.52
Jun-95                     $10,940.75                            $ 9,671.06
Jul-95                     $11,774.62                            $ 9,888.08
Aug-95                     $11,654.06                            $ 9,655.31
Sep-95                     $11,844.94                            $ 9,609.64
Oct-95                     $11,332.56                            $ 9,241.98
Nov-95                     $11,262.24                            $ 9,077.20
Dec-95                     $11,722.64                            $ 9,479.77
Jan-96                     $12,445.13                            $10,153.50
Feb-96                     $12,587.59                            $ 9,992.26
Mar-96                     $12,903.04                            $10,070.00
Apr-96                     $13,971.51                            $10,472.60
May-96                     $13,615.35                            $10,426.10
Jun-96                     $13,452.54                            $10,491.16
Jul-96                     $12,485.83                            $ 9,774.30
Aug-96                     $12,557.06                            $10,024.42
Sep-96                     $12,780.93                            $10,111.23
Oct-96                     $12,404.42                            $ 9,841.77
Nov-96                     $12,791.11                            $10,006.62
Dec-96                     $12,887.88                            $10,051.95
Jan-97                     $13,706.81                            $10,737.49
Feb-97                     $14,034.38                            $11,197.48
Mar-97                     $13,717.04                            $10,903.33
Apr-97                     $14,044.62                            $10,922.73
May-97                     $14,791.89                            $11,235.23
Jun-97                     $15,293.48                            $11,836.66
Jul-97                     $15,436.79                            $12,013.26
Aug-97                     $13,635.15                            $10,484.69
Sep-97                     $13,829.65                            $10,775.33
Oct-97                     $11,076.00                            $ 9,007.31
Nov-97                     $10,461.81                            $ 8,678.82
Dec-97                     $10,312.20                            $ 8,887.97
Jan-98                     $ 9,515.64                            $ 8,190.98
Feb-98                     $10,861.18                            $ 9,045.87
Mar-98                     $11,141.05                            $ 9,438.28
Apr-98                     $11,011.88                            $ 9,335.50
May-98                     $ 9,472.58                            $ 8,056.26
Jun-98                     $ 8,880.55                            $ 7,211.15
Jul-98                     $ 8,998.95                            $ 7,439.75
Aug-98                     $ 6,340.17                            $ 5,288.92
Sep-98                     $ 6,544.69                            $ 5,624.45
Oct-98                     $ 7,093.67                            $ 6,216.76
Nov-98                     $ 7,373.55                            $ 6,733.80
Dec-98                     $ 7,298.20                            $ 6,636.16
Jan-99                     $ 6,856.86                            $ 6,529.12
Feb-99                     $ 6,727.69                            $ 6,592.65
Mar-99                     $ 7,405.84                            $ 7,461.36
Apr-99                     $ 8,385.39                            $ 8,384.34
May-99                     $ 8,665.26                            $ 8,335.71
Jun-99                     $ 9,763.22                            $ 9,281.81
Jul-99                     $ 9,720.16                            $ 9,029.62
Aug-99                     $ 9,806.28                            $ 9,111.70
Sep-99                     $ 9,558.70                            $ 8,803.36
Oct-99                     $ 9,978.51                            $ 8,990.78
Nov-99                     $11,603.92                            $ 9,796.99
Dec-99                     $13,530.73                            $11,042.97
Jan-00                     $13,444.61                            $11,108.79
Feb-00                     $14,391.87                            $11,255.53
Mar-00                     $13,918.24                            $11,310.46
Apr-00                     $12,206.72                            $10,238.34
May-00                     $11,905.32                            $ 9,815.09
Jun-00                     $12,303.59                            $10,160.87
Jul-00                     $11,722.32                            $ 9,638.30
Aug-00                     $11,743.85                            $ 9,685.72
Sep-00                     $10,430.61                            $ 8,839.96
Oct-00                     $ 9,720.16                            $ 8,199.07
Nov-00                     $ 8,665.26                            $ 7,482.22
Dec-00                     $ 9,068.47                            $ 7,662.84
Jan-01                     $10,202.03                            $ 8,718.02
Feb-01                     $ 9,467.92                            $ 8,035.40
Mar-01                     $ 8,571.87                            $ 7,246.16
Apr-01                     $ 9,079.27                            $ 7,604.19
May-01                     $ 9,187.23                            $ 7,694.99
Jun-01                     $ 8,906.54                            $ 7,536.93
Jul-01                     $ 8,345.15                            $ 7,060.67
Aug-01                     $ 7,999.69                            $ 6,991.12
Sep-01                     $ 6,736.58                            $ 5,908.90
Oct-01                     $ 7,103.64                            $ 6,275.60

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

                                   FROM INCEPTION
1 YEAR      3 YEAR      5 YEAR       (12/30/94)
(26.92%)     0.05%     (10.55%)       (4.88%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                     FUND
                                                                     ----
1 Year Total Return (9/30/00 to 9/30/01)                            (35.42%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)               0.97%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)             (12.02%)
Average Annual Total Return Since Inception
   (12/30/94 to 9/30/01)                                             (5.68%)

----------
(1) Name changed from Warburg Pincus Emerging Markets Fund.
(2) The Morgan Stanley Emerging Markets Free Index is a market-capitalization weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING MARKETS FUND(1) ADVISOR SHARES AND THE MSCI EMERGING MARKETS FREE INDEX(2) FROM INCEPTION (12/30/94) AND AT EACH MONTH END. (UNAUDITED)]

                             Credit Suisse Emerging Markets
                                  Fund(1) Common Shares           MSCI Emerging Markets Free Index(2)
12/30/1994                              $10,000.00                            $10,000.00
Jan-95                                  $ 9,860.00                            $ 8,936.20
Feb-95                                  $ 9,890.00                            $ 8,707.08
Mar-95                                  $10,410.00                            $ 8,762.45
Apr-95                                  $10,570.00                            $ 9,155.54
May-95                                  $11,230.00                            $ 9,642.52
Jun-95                                  $10,928.01                            $ 9,671.06
Jul-95                                  $11,770.17                            $ 9,888.08
Aug-95                                  $11,639.84                            $ 9,655.31
Sep-95                                  $11,840.35                            $ 9,609.64
Oct-95                                  $11,329.04                            $ 9,241.98
Nov-95                                  $11,248.84                            $ 9,077.20
Dec-95                                  $11,702.81                            $ 9,479.77
Jan-96                                  $12,422.20                            $10,153.50
Feb-96                                  $12,553.92                            $ 9,992.26
Mar-96                                  $12,868.02                            $10,070.00
Apr-96                                  $13,931.91                            $10,472.60
May-96                                  $13,577.28                            $10,426.10
Jun-96                                  $13,415.17                            $10,491.16
Jul-96                                  $12,452.60                            $ 9,774.30
Aug-96                                  $12,523.52                            $10,024.42
Sep-86                                  $12,746.43                            $10,111.23
Oct-96                                  $12,371.54                            $ 9,841.77
Nov-96                                  $12,746.43                            $10,006.62
Dec-96                                  $12,842.57                            $10,051.95
Jan-97                                  $13,653.46                            $10,737.49
Feb-97                                  $13,977.82                            $11,197.48
Mar-97                                  $13,663.60                            $10,903.33
Apr-97                                  $13,987.96                            $10,922.73
May-97                                  $14,727.90                            $11,235.23
Jun-97                                  $15,224.57                            $11,836.66
Jul-97                                  $15,366.48                            $12,013.26
Aug-97                                  $13,572.37                            $10,484.69
Sep-97                                  $13,764.96                            $10,775.33
Oct-97                                  $11,018.05                            $ 9,007.31
Nov-97                                  $10,409.88                            $ 8,678.82
Dec-97                                  $10,251.46                            $ 8,887.97
Jan-98                                  $ 9,462.88                            $ 8,190.98
Feb-98                                  $10,794.93                            $ 9,045.87
Mar-98                                  $11,072.00                            $ 9,438.28
Apr-98                                  $10,944.12                            $ 9,335.50
May-98                                  $ 9,409.60                            $ 8,056.26
Jun-98                                  $ 8,812.84                            $ 7,211.15
Jul-98                                  $ 8,706.28                            $ 7,439.75
Aug-98                                  $ 6,127.43                            $ 5,288.92
Sep-98                                  $ 6,329.90                            $ 5,624.45
Oct-98                                  $ 6,862.72                            $ 6,216.76
Nov-98                                  $ 7,129.13                            $ 6,733.80
Dec-98                                  $ 7,054.54                            $ 6,636.16
Jan-99                                  $ 6,617.62                            $ 6,529.12
Feb-99                                  $ 6,489.75                            $ 6,592.65
Mar-99                                  $ 7,150.44                            $ 7,461.36
Apr-99                                  $ 8,098.86                            $ 8,384.34
May-99                                  $ 8,365.27                            $ 8,335.71
Jun-99                                  $ 9,420.26                            $ 9,281.81
Jul-99                                  $ 9,377.63                            $ 9,029.62
Aug-99                                  $ 9,452.23                            $ 9,111.70
Sep-99                                  $ 9,217.79                            $ 8,803.36
Oct-99                                  $ 9,622.73                            $ 8,990.78
Nov-99                                  $11,178.56                            $ 9,796.99
Dec-99                                  $13,032.78                            $11,042.97
Jan-00                                  $12,947.53                            $11,108.79
Feb-00                                  $13,874.63                            $11,255.53
Mar-00                                  $13,416.41                            $11,310.46
Apr-00                                  $11,764.67                            $10,238.34
May-00                                  $11,466.29                            $ 9,815.09
Jun-00                                  $11,849.92                            $10,160.87
Jul-00                                  $11,285.13                            $ 9,638.30
Aug-00                                  $11,306.44                            $ 9,685.72
Sep-00                                  $10,038.33                            $ 8,839.96
Oct-00                                  $ 9,356.32                            $ 8,199.07
Nov-00                                  $ 8,333.30                            $ 7,482.22
Dec-00                                  $ 8,716.94                            $ 7,662.84
Jan-01                                  $ 9,814.54                            $ 8,718.02
Feb-01                                  $ 9,100.57                            $ 8,035.40
Mar-01                                  $ 8,237.40                            $ 7,246.16
Apr-01                                  $ 8,727.59                            $ 7,604.19
May-01                                  $ 8,834.16                            $ 7,694.99
Jun-01                                  $ 8,557.09                            $ 7,536.93
Jul-01                                  $ 8,024.27                            $ 7,060.67
Aug-01                                  $ 7,693.92                            $ 6,991.12
Sep-01                                  $ 6,468.43                            $ 5,908.90
Oct-01                                  $ 6,830.75                            $ 6,275.60

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

                                        FROM INCEPTION
1 YEAR          3 YEAR        5 YEAR     (12/30/94)
(26.99%)       (0.16%)       (11.20%)      (5.42%)

Note: Past performance is not predictive of future performance.
Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                         FUND
                                                                         ----
1 Year Total Return (9/30/00 to 9/30/01)                                (35.56%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                   0.72%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                 (12.69%)
Average Annual Total Return Since Inception
   (12/30/94 to 9/30/01)                                                 (6.24%)

----------
(1) Name changed from Warburg Pincus Emerging Markets Fund.
(2) The Morgan Stanley Emerging Markets Free Index is a market-capitalization weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING MARKETS FUND(1) INSTITUTIONAL SHARES AND THE MSCI EMERGING MARKETS FREE INDEX(2) FROM INCEPTION (02/14/00) AND AT EACH MONTH
END.(UNAUDITED)]

                   Credit Suisse Emerging Markets          MSCI Emerging
                     Fund(1) Institutional Shares      Markets Free Index(2)
 2/00                      $10,000.00                     $10,000.00
 2/00                      $ 9,375.85                     $10,132.10
 3/00                      $ 9,074.30                     $10,181.54
 4/00                      $ 7,959.30                     $ 9,216.44
 5/00                      $ 7,762.95                     $ 8,835.43
 6/00                      $ 8,029.43                     $ 9,146.70
 7/00                      $ 7,643.73                     $ 8,676.29
 8/00                      $ 7,664.77                     $ 8,718.97
 9/00                      $ 6,809.23                     $ 7,957.63
10/00                      $ 6,346.40                     $ 7,380.70
11/00                      $ 5,659.17                     $ 6,735.41
12/00                      $ 5,921.16                     $ 6,898.00
 1/01                      $ 6,662.19                     $ 7,847.86
 2/01                      $ 6,189.34                     $ 7,233.37
 3/01                      $ 5,603.58                     $ 6,522.91
 4/01                      $ 5,935.27                     $ 6,845.20
 5/01                      $ 6,005.85                     $ 6,926.94
 6/01                      $ 5,822.35                     $ 6,784.66
 7/01                      $ 5,455.37                     $ 6,355.93
 8/01                      $ 5,236.59                     $ 6,293.33
 9/01                      $ 4,410.87                     $ 5,319.12
10/01                      $ 4,657.88                     $ 5,649.23

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (INSTITUTIONAL
SHARES)

                         FROM INCEPTION
1 YEAR                     (12/30/94)
(26.61%)                     (35.95%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        FUND
                                                                        ----
1 Year Total Return (9/30/00 to 9/30/01)                              (35.22%)
Average Annual Total Return (12/30/94 to 9/30/01)                     (39.47%)

----------
(1) Name changed from Warburg Pincus Emerging Markets Fund.
(2) The Morgan Stanley Emerging Markets Free Index is a market-capitalization weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors.

CREDIT SUISSE INTERNATIONAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
                                                                December 3, 2001
Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Class D shares of Credit Suisse International Fund(1) (the "Fund") had losses of 24.87% and 24.70%, respectively, vs. a loss of 24.93% for the Morgan Stanley Europe, Australasia and Far East ("EAFE") Index.(2) Note: Effective October 25, 2001, Steven D. Bleiberg, Richard Watt, Emily Alejos and Staci Lombard replaced Hugh Neuburger and Luisa Michel as Co-Portfolio Managers of the Fund.

MANAGER COMMENTARY

   International equity markets struggled in the period. The group was pressured by worries over a slowing global economy and a related string of profit disappointments. Despite the U.S. Federal Reserve's aggressive lowering of interest rates this year, and rate cuts by other central banks, evidence of a rebound did not emerge and the profit-growth picture remained generally bleak.

   The final two months of the period were highly noteworthy. The terrorist attacks on the U.S. caused an immediate plunge in global stock markets, due to heightened risk concerns and to fears that the economic recovery would be delayed even more. October was a positive month for most markets, however. Central monetary authorities stepped up their easing efforts, and much of the liquidity found its way into equities, notwithstanding a continued flow of weak economic data.

   The Fund had a loss for the 12 months, performing in line with its EAFE benchmark. We maintained a basically neutral approach to the Fund's regional allocation, seeking to add value via individual stock selection. (Going forward, the Fund's management team will combine a top-down, regional analysis with bottom-up company research, and the Fund's relative regional weightings will be adjusted as the managers deem appropriate on a risk/reward basis.) While the Fund had its share of relatively good performers for the period--e.g., certain financial-services and health-care stocks--their showings were offset by underperformances elsewhere in the portfolio, such as from specific cyclical-type and consumer names.

   Going forward, we expect volatility to continue, and believe that an economic recovery could indeed be forestalled. But looking over the next year and beyond, we see grounds for optimism that the global economy can regain a solid footing. The aggressive Fed easing, combined with anticipated fiscal expansion, could in due course propel the U.S. economy higher, lifting other economies with it. The key question in our view is: When will growth appear, and how quickly will investors start to discount better news? Time will tell, but in any event the Fund will remain focused on companies its management deems to have good long-term prospects.

Hugh Neuburger                Luisa Michel
Co-Portfolio Manager          Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL FUND(1) COMMON CLASS SHARES AND THE MSCI EAFE INDEX(2) FROM INCEPTION (8/01/00) AND AT EACH MONTH END. (UNAUDITED)]

              Credit Suisse International Fund(1)
                     Common Shares                   MSCI EAFE Index(2)
                         $10,000                           $10,000
 8/00                    $10,089                           $10,061
 9/00                    $ 9,600                           $ 9,442
10/00                    $ 9,375                           $ 9,205
11/00                    $ 9,025                           $ 8,755
12/00                    $ 9,348                           $ 9,180
 1/01                    $ 9,344                           $ 9,164
 2/01                    $ 8,644                           $ 8,518
 3/01                    $ 8,072                           $ 7,880
 4/01                    $ 8,638                           $ 8,420
 5/01                    $ 8,340                           $ 8,126
 6/01                    $ 8,002                           $ 7,807
 7/01                    $ 7,857                           $ 7,643
 8/01                    $ 7,660                           $ 7,521
 9/01                    $ 6,886                           $ 6,793
10/01                    $ 7,062                           $ 6,899

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

                     FROM INCEPTION
1 YEAR                  (8/01/00)
(24.87%)                (25.56%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          FUND
                                                                          ----
1 Year Total Return (9/30/00 to 9/30/01)                                (28.06%)
Average Annual Total Return Since Inception
   (8/01/00 to 9/30/01)                                                 (28.26%)

----------
(1) Name changed from DLJ International Equity Fund.
(2) The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co.Incorporated.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL FUND(1) CLASS D SHARES AND THE MSCI EAFE INDEX(2) FROM INCEPTION (5/13/99) AND AT EACH MONTH END. (UNAUDITED)]

                     Credit Suisse International Fund(1)
                             Class D Shares                     MSCI EAFE Index(2)
                                $10,000                              $10,000
 5/99                           $ 9,487                              $ 9,811
 6/99                           $ 9,859                              $10,276
 7/99                           $10,155                              $10,512
 8/99                           $10,194                              $10,654
 9/99                           $10,299                              $10,623
10/99                           $10,687                              $11,048
11/99                           $11,060                              $11,776
12/99                           $12,055                              $12,728
 1/00                           $11,292                              $11,812
 2/00                           $11,598                              $12,450
 3/00                           $12,049                              $12,800
 4/00                           $11,417                              $11,992
 5/00                           $11,141                              $11,578
 6/00                           $11,579                              $12,072
 7/00                           $11,096                              $11,758
 8/00                           $11,195                              $11,866
 9/00                           $10,652                              $11,138
10/00                           $10,402                              $10,860
11/00                           $10,014                              $10,340
12/00                           $10,373                              $10,840
 1/01                           $10,368                              $10,811
 2/01                           $ 9,591                              $10,061
 3/01                           $ 8,956                              $ 9,312
 4/01                           $ 9,585                              $ 9,946
 5/01                           $ 9,254                              $ 9,600
 6/01                           $ 8,879                              $ 9,225
 7/01                           $ 8,718                              $ 9,033
 8/01                           $ 8,499                              $ 8,889
 9/01                           $ 7,640                              $ 8,034
10/01                           $ 7,835                              $ 8,158

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (CLASS D SHARES)

               FROM INCEPTION
1 YEAR            (5/13/99)
(24.70%)          (7.86%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        FUND
                                                                        ----
1 Year Total Return (9/30/00 to 9/30/01)                                (27.87%)
Average Annual Total Return Since Inception
   (5/13/99 to 9/30/01)                                                  (8.82%)

----------
(1)Name changed from DLJ International Equity Fund.
(2)The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co.Incorporated.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
COMMON STOCKS (95.6%)
BERMUDA (1.9%)
INSURANCE (1.9%)
    Ace, Ltd.                                                      51,200       $ 1,804,800
                                                                                -----------
TOTAL BERMUDA                                                                     1,804,800
                                                                                -----------
CANADA (1.2%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
    AXXENT, Inc. Class B(1),(2),(3),(5)                            90,600                 0
                                                                                -----------
INTERNET SOFTWARE & SERVICES (0.0%)
    Wysdom, Inc.(1),(4)                                            60,000            18,600
                                                                                -----------
PHARMACEUTICALS (1.2%)
    Biovail Corp. ADR(1)                                           24,300         1,148,418
                                                                                -----------
TOTAL CANADA                                                                      1,167,018
                                                                                -----------
FRANCE (3.6%)
ELECTRICAL EQUIPMENT (0.7%)
    Pinguely-Haulotte                                              78,600           640,671
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
    Neopost SA(1)                                                  47,000         1,396,932
                                                                                -----------
HEALTHCARE PROVIDERS & SERVICES (1.5%)
    Generale de Sante(1)                                          101,400         1,502,337
                                                                                -----------
TOTAL FRANCE                                                                      3,539,940
                                                                                -----------
ISRAEL (2.1%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.1%)
    Card-Guard Scientific Survival, Ltd.(1)                        52,000         1,995,125
                                                                                -----------
TOTAL ISRAEL                                                                      1,995,125
                                                                                -----------
ITALY (2.4%)
FOOD PRODUCTS (1.5%)
    Parmalat Finanziaria SpA                                      550,350         1,472,174
                                                                                -----------
REAL ESTATE (0.9%)
    Beni Stabili SpA                                            2,016,500           906,280
                                                                                -----------
TOTAL ITALY                                                                       2,378,454
                                                                                -----------
JAPAN (11.0%)
COMMERCIAL SERVICES & SUPPLIES (2.7%)
    Venture Link Co., Ltd.                                         47,100         2,597,320
                                                                                -----------
DIVERSIFIED FINANCIALS (1.2%)
    Sanyo Shinpan Finance Co., Ltd.                                41,200         1,181,422
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (4.7%)
    Nintendo Co., Ltd.                                             11,600         1,789,208
    Sega Corp.(1)                                                 143,600         2,797,974
                                                                                -----------
                                                                                  4,587,182
                                                                                -----------


                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
PHARMACEUTICALS (1.5%)
    Taisho Pharmaceutical Co., Ltd.                                75,000       $ 1,485,846
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.9%)
    NTT DoCoMo, Inc.                                                   66           895,062
                                                                                -----------
TOTAL JAPAN                                                                      10,746,832
                                                                                -----------
NETHERLANDS (4.6%)
FOOD PRODUCTS (1.6%)
    Nutreco Holding NV                                             41,900         1,530,271
                                                                                -----------
OIL & GAS (0.6%)
    Petroplus International NV                                     38,386           561,810
                                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.4%)
    ASML Holding NV(1)                                            158,600         2,280,668
                                                                                -----------
TOTAL NETHERLANDS                                                                 4,372,749
                                                                                -----------
SPAIN (1.2%)
IT CONSULTING & SERVICES (1.2%)
    Indra Sistemas SA                                             155,400         1,189,689
                                                                                -----------
TOTAL SPAIN                                                                       1,189,689
                                                                                -----------
SWITZERLAND (1.6%)
COMPUTERS & PERIPHERALS (1.6%)
    Logitech International SA(1)                                   50,200         1,537,161
                                                                                -----------
TOTAL SWITZERLAND                                                                 1,537,161
                                                                                -----------
TAIWAN (1.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
    United Microelectronics Corp.(1)                            1,651,500         1,358,512
                                                                                -----------
TOTAL TAIWAN                                                                      1,358,512
                                                                                -----------
UNITED KINGDOM (10.5%)
COMMERCIAL SERVICES & SUPPLIES (1.8%)
    Nestor Healthcare Group PLC                                   233,500         1,791,294
                                                                                -----------
COMPUTERS & PERIPHERALS (1.1%)
    Marlborough Stirling PLC                                      467,900         1,061,537
                                                                                -----------
DIVERSIFIED FINANCIALS (2.0%)
    Amvescap PLC                                                   71,400           851,471
    Amvescap PLC ADR(1)                                            32,325           769,335
    Insignia Solutions, Inc. ADR(1)                               183,600           304,794
                                                                                -----------
                                                                                  1,925,600
                                                                                -----------
HOUSEHOLD PRODUCTS (1.6%)
    MFI Furniture Group PLC                                       964,700         1,571,332
                                                                                -----------
MEDIA (1.1%)
    Eyretel PLC(1)                                                968,900         1,035,676
                                                                                -----------


                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
PHARMACEUTICALS (1.9%)
    Shire Pharmaceuticals Group PLC(1)                            124,900       $ 1,816,436
                                                                                -----------
SPECIALTY RETAIL (1.0%)
    Electronics Boutique PLC                                      596,695           980,592
                                                                                -----------
TOTAL UNITED KINGDOM                                                             10,182,467
                                                                                -----------
UNITED STATES (54.1%)
BANKS (1.3%)
    Mellon Financial Corp.                                         37,300         1,253,280
                                                                                -----------
BIOTECHNOLOGY (3.4%)
    Axys Pharmaceuticals, Inc.(1)                                 261,400           823,410
    Genentech, Inc.(1)                                             29,200         1,525,700
    Gilead Sciences, Inc.(1)                                       15,000           943,500
                                                                                -----------
                                                                                  3,292,610
                                                                                -----------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
    DeVry, Inc.(1)                                                 33,100           892,045
                                                                                -----------
COMMUNICATIONS EQUIPMENT (0.0%)
    Cisco Systems, Inc.(1)                                          1,628            27,546
                                                                                -----------
CONSTRUCTION & ENGINEERING (1.4%)
    Granite Construction, Inc.                                     54,400         1,354,560
                                                                                -----------
CONSTRUCTION MATERIALS (1.5%)
    Dal-Tile International, Inc.(1)                                89,700         1,454,037
                                                                                -----------
DIVERSIFIED FINANCIALS (3.2%)
    Gabelli Asset Management, Inc. Class A(1)                      49,400         1,837,680
    Radian Group, Inc.                                             38,000         1,287,060
                                                                                -----------
                                                                                  3,124,740
                                                                                -----------
ELECTRICAL EQUIPMENT (1.7%)
    Brooks Automation, Inc.(1)                                     25,600           826,368
    Ultratech Stepper, Inc.(1)                                     64,200           863,490
                                                                                -----------
                                                                                  1,689,858
                                                                                -----------
FOOD & DRUG RETAILING (1.2%)
    Pathmark Stores, Inc.(1)                                       50,800         1,197,864
                                                                                -----------
HEALTHCARE PROVIDERS & SERVICES (4.2%)
    AdvancePCS(1)                                                  19,800         1,203,246
    Community Health Care(1)                                       70,500         1,762,500
    Manor Care, Inc.(1)                                            49,000         1,144,640
                                                                                -----------
                                                                                  4,110,386
                                                                                -----------
HOTELS RESTAURANTS & LEISURE (1.3%)
    Six Flags, Inc.(1)                                             92,500         1,091,500
    Smith & Wollensky Restaurant Group, Inc.(1),(3),(4)            51,813           177,201
                                                                                -----------
                                                                                  1,268,701
                                                                                -----------


                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
HOUSEHOLD DURABLES (3.3%)
    Lennar Corp.                                                   28,600       $ 1,037,036
    Polycom, Inc.(1)                                               73,500         2,203,530
                                                                                -----------
                                                                                  3,240,566
                                                                                -----------
INTERNET SOFTWARE & SERVICES (2.4%)
    BEA Systems, Inc.(1)                                           73,300           889,862
    Interwoven, Inc.(1)                                           152,400         1,114,044
    Openwave Systems, Inc.(1)                                      31,400           242,722
    Planetweb, Inc.(1),(3),(4),(5)                                183,800           130,498
                                                                                -----------
                                                                                  2,377,126
                                                                                -----------
IT CONSULTING & SERVICES (1.1%)
    BISYS Group, Inc.(1)                                           20,600         1,071,612
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (1.9%)
    Mattel, Inc.                                                   95,700         1,811,601
                                                                                -----------
MEDIA (6.0%)
    Cablevision Systems Corp. Class A(1)                           20,600           705,550
    Clear Channel Communications, Inc.(1)                          24,800           945,376
    Insight Communications Co., Inc.(1)                            46,800           959,400
    Lamar Advertising Co.(1)                                       31,300           982,820
    USA Networks, Inc.(1)                                          60,300         1,111,932
    Westwood One, Inc.(1)                                          47,600         1,132,404
                                                                                -----------
                                                                                  5,837,482
                                                                                -----------
OIL & GAS (3.8%)
    Chaparral Resources, Inc.(1)                                    5,556            10,668
    Newfield Exploration Co.(1)                                    52,900         1,841,449
    Spinnaker Exploration Co.(1)                                   40,900         1,794,692
                                                                                -----------
                                                                                  3,646,809
                                                                                -----------
PHARMACEUTICALS (3.4%)
    IVAX Corp.(1)                                                  65,700         1,350,135
    PRAECIS Pharmaceuticals, Inc.(1)                               67,100           290,543
    Watson Pharmaceuticals, Inc.(1)                                34,400         1,640,192
                                                                                -----------
                                                                                  3,280,870
                                                                                -----------
PRIVATE PARTNERSHIPS (1.7%)
    Austin Ventures LP(4)                                          56,667            56,667
    Boston Ventures LP(4)                                         666,891           666,891
    CVC Capital Partners(4)                                        44,896            44,896
    Madison Dearborn Capital Partners IV LP(4)                     70,417            70,417
    New Enterprise Associates LP(4)                               626,689           626,689
    Oak Investment Partners X LP(4)                               143,447           143,447
                                                                                -----------
                                                                                  1,609,007
                                                                                -----------
REAL ESTATE (1.1%)
    Istar Financial                                                45,100         1,050,830
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.7%)
    Atmel Corp.(1)                                                 62,100       $   493,695
    LSI Logic Corp.(1)                                             38,200           647,490
    Maxim Integrated Products, Inc.(1)                             20,300           928,725
    Novellus Systems, Inc.(1)                                      46,200         1,525,986
                                                                                -----------
                                                                                  3,595,896
                                                                                -----------
SOFTWARE (3.3%)
    E.piphany, Inc.(1)                                            170,200         1,004,180
    Manugistics Group, Inc.(1)                                    147,200         1,133,440
    NetIQ Corp.(1)                                                 38,900         1,095,035
    VERITAS Software Corp.(1)                                           1                28
                                                                                -----------
                                                                                  3,232,683
                                                                                -----------
SPECIALTY RETAIL (2.3%)
    Barnes & Noble, Inc.(1)                                        27,900         1,025,325
    Bed Bath & Beyond, Inc.(1)                                     46,200         1,157,772
                                                                                -----------
                                                                                  2,183,097
                                                                                -----------
TOTAL UNITED STATES                                                              52,603,206
                                                                                -----------
TOTAL COMMON STOCKS (Cost $101,505,280)                                          92,875,953
                                                                                -----------
PREFERRED STOCK (0.8%)
UNITED STATES (0.8%)
CONSUMER SERVICES  (0.8%)
    PRN Corp. (Cost $792,000)(1),(4),(5)                           88,000           792,000
                                                                                -----------
WARRANTS (0.0%)
UNITED KINGDOM (0.0%)
SOFTWARE (0.0%)
    Insignia Solutions, Inc. (Cost $0)                             91,800                 0
                                                                                -----------
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp. (Cost $0)(4),(5)                                     20,366                 0
                                                                                -----------
TOTAL WARRANTS (Cost $0)                                                                  0
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                   PAR
                                                                  (000)            VALUE
                                                                ---------      ------------

SHORT-TERM INVESTMENT (7.0%)
    State Street Bank and Trust Co. Euro Time Deposit
     2.500% 11/01/01 (Cost $6,819,000)                            $ 6,819      $  6,819,000
                                                                               ------------
TOTAL INVESTMENTS AT VALUE (103.4%) (Cost $109,116,280(6))                      100,486,953
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)                                    (3,263,012)
                                                                               ------------
NET ASSETS (100.0%)                                                            $ 97,223,941
                                                                               ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 (1) Non-income producing security.
 (2) Defaulted.
 (3) Illiquid security.
 (4) Private placement.
 (5) Fair value determined by management.
 (6) Cost for federal income tax purposes is $109,228,467.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
COMMON STOCKS (95.1%)
AUSTRALIA (4.2%)
AIRLINES (2.3%)
    Qantas Airways, Ltd.                                          350,500       $   695,067
                                                                                -----------
BANKS (1.9%)
    National Australia Bank, Ltd.                                  38,200           589,258
                                                                                -----------
TOTAL AUSTRALIA                                                                   1,284,325
                                                                                -----------
DENMARK (5.1%)
COMMERCIAL SERVICES & SUPPLIES (2.1%)
    ISS A/S                                                        13,360           630,197
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (3.0%)
    TDC A/S                                                        26,724           917,963
                                                                                -----------
TOTAL DENMARK                                                                     1,548,160
                                                                                -----------
FINLAND (1.2%)
INSURANCE (1.2%)
    Sampo Oyj                                                      39,640           357,024
                                                                                -----------
TOTAL FINLAND                                                                       357,024
                                                                                -----------
FRANCE (12.0%)
BANKS (2.0%)
    BNP Paribas SA                                                  7,390           615,007
                                                                                -----------
CONSTRUCTION & ENGINEERING (1.6%)
    Vinci                                                           7,970           480,946
                                                                                -----------
ELECTRICAL EQUIPMENT (1.9%)
    Alstom                                                         38,800           593,380
                                                                                -----------
MEDIA (3.1%)
    Havas Advertising SA                                           82,470           612,793
    Vivendi Universal SA                                            7,465           348,948
                                                                                -----------
                                                                                    961,741
                                                                                -----------
METALS & MINING (1.6%)
    Pechiney SA Class A                                            10,635           488,508
                                                                                -----------
OIL & GAS (1.8%)
    TotalFinaElf SA                                                 3,980           559,205
                                                                                -----------
TOTAL FRANCE                                                                      3,698,787
                                                                                -----------
GERMANY (4.1%)
ELECTRIC UTILITIES (1.3%)
    RWE AG                                                          9,980           394,601
                                                                                -----------
INSURANCE (2.8%)
    Muenchener Rueckversicherungs-Gesellschaft AG                   3,260           861,766
                                                                                -----------
TOTAL GERMANY                                                                     1,256,367
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
HONG KONG (3.2%)
BANKS (2.0%)
    Dah Sing Financial Group                                       67,400       $   292,065
    Guoco Group, Ltd.                                              50,700           334,748
                                                                                -----------
                                                                                    626,813
                                                                                -----------
REAL ESTATE (1.2%)
    Hongkong Land Holdings, Ltd.                                  224,847           362,004
                                                                                -----------
TOTAL HONG KONG                                                                     988,817
                                                                                -----------
IRELAND (2.3%)
PAPER & FOREST PRODUCTS (2.3%)
    Jefferson Smurfit Group PLC                                   347,000           690,693
                                                                                -----------
TOTAL IRELAND                                                                       690,693
                                                                                -----------
ITALY (4.3%)
INSURANCE (1.6%)
    Riunione Adriatica di Sicurta SpA                              41,900           503,046
                                                                                -----------
TRANSPORTATION INFRASTRUCTURE (2.7%)
    Concessioni e Costruzioni Autostrade SpA                      132,400           832,352
                                                                                -----------
TOTAL ITALY                                                                       1,335,398
                                                                                -----------
JAPAN (17.3%)
BEVERAGES (1.1%)
    Asahi Breweries, Ltd.                                          31,000           323,663
                                                                                -----------
CHEMICALS (1.5%)
    Asahi Kasei Corp.                                             142,000           467,514
                                                                                -----------
DIVERSIFIED FINANCIALS (1.3%)
    Daiwa Securities Group, Ltd.                                   62,000           405,212
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (3.6%)
    Nintendo Co., Ltd.                                              3,000           462,726
    Sega Corp.(1)                                                  33,400           650,782
                                                                                -----------
                                                                                  1,113,508
                                                                                -----------
MACHINERY (1.1%)
    Fanuc, Ltd.                                                     7,900           329,153
                                                                                -----------
OFFICE ELECTRONICS (2.1%)
    Canon, Inc.                                                    22,000           639,843
                                                                                -----------
PHARMACEUTICALS (2.7%)
    Sankyo Co., Ltd.                                               15,000           291,655
    Takeda Chemical Industries, Ltd.                               11,000           532,903
                                                                                -----------
                                                                                    824,558
                                                                                -----------
REAL ESTATE (1.4%)
    Mitsui Fudosan Co., Ltd.                                       42,000           426,502
                                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
    Rohm Co., Ltd.                                                  4,100           436,445
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.1%)
    NTT DoCoMo, Inc.                                                   24       $  325,477
                                                                                -----------
TOTAL JAPAN                                                                       5,291,875
                                                                                -----------
NETHERLANDS (5.6%)
FOOD & DRUG RETAILING (1.8%)
    Koninklijke Ahold NV                                           19,297           543,303
                                                                                -----------
HOUSEHOLD DURABLES (1.1%)
    Koninklijke (Royal) Philips Electronics NV                     15,123           343,788
                                                                                -----------
MACHINERY (0.7%)
    IHC Caland NV                                                   4,368           218,146
                                                                                -----------
OIL & GAS (2.0%)
    Royal Dutch Petroleum Co.                                      12,040           612,687
                                                                                -----------
TOTAL NETHERLANDS                                                                 1,717,924
                                                                                -----------
NORWAY (1.7%)
BANKS (1.7%)
    Den Norske Bank ASA                                           135,400           512,241
                                                                                -----------
TOTAL NORWAY                                                                        512,241
                                                                                -----------
PORTUGAL (0.4%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
    Portugal Telecom SGPS SA                                       15,017           119,023
                                                                                -----------
TOTAL PORTUGAL                                                                      119,023
                                                                                -----------
SINGAPORE (4.5%)
BANKS (2.0%)
    United Overseas Bank, Ltd.                                    109,400           611,696
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Flextronics International, Ltd.(1)                             17,530           348,847
                                                                                -----------
MARINE (1.4%)
    Neptune Orient Lines, Ltd.(1)                               1,018,000           440,852
                                                                                -----------
TOTAL SINGAPORE                                                                   1,401,395
                                                                                -----------
SPAIN (1.2%)
ELECTRIC UTILITIES (1.2%)
    Union Electrica Fenosa SA                                      25,350           376,954
                                                                                -----------
TOTAL SPAIN                                                                         376,954
                                                                                -----------
SWEDEN (4.2%)
AUTO COMPONENTS (2.0%)
    Autoliv, Inc.                                                  38,300           606,833
                                                                                -----------
BANKS (1.6%)
    Nordea AB                                                     108,000           478,316
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
MACHINERY (0.6%)
    SKF AB Series B                                                11,400       $   191,880
                                                                                -----------
TOTAL SWEDEN                                                                      1,277,029
                                                                                -----------
SWITZERLAND (2.8%)
BANKS (2.1%)
    UBS AG                                                         14,040           653,041
                                                                                -----------
PHARMACEUTICALS (0.7%)
    Roche Holding AG                                                3,100           215,004
                                                                                -----------
TOTAL SWITZERLAND                                                                   868,045
                                                                                -----------
UNITED KINGDOM (21.0%)
AEROSPACE & DEFENSE (2.8%)
    BAE Systems PLC                                               174,253           846,417
                                                                                -----------
BANKS (3.8%)
    Lloyds TSB Group PLC                                           71,500           721,644
    Royal Bank of Scotland Group PLC                               19,020           455,024
                                                                                -----------
                                                                                  1,176,668
                                                                                -----------
ELECTRIC UTILITIES (1.9%)
    Scottish Power PLC                                             98,700           566,985
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
    Firstgroup PLC                                                131,100           555,775
                                                                                -----------
INDUSTRIAL CONGLOMERATES (1.0%)
    Smith Industries PLC                                           31,171           309,167
                                                                                -----------
INSURANCE (1.6%)
    Friends Provident PLC(1)                                      186,500           496,349
                                                                                -----------
OIL & GAS (1.9%)
    BG Group PLC                                                  155,400           588,165
                                                                                -----------
PHARMACEUTICALS (4.5%)
    AstraZeneca Group PLC                                          10,000           450,982
    GlaxoSmithKline PLC                                            34,281           922,323
                                                                                -----------
                                                                                  1,373,305
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.7%)
    Vodafone Group PLC                                            224,362           518,805
                                                                                -----------
TOTAL UNITED KINGDOM                                                              6,431,636
                                                                                -----------
TOTAL COMMON STOCKS (Cost $29,188,484)                                           29,155,693
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                    PAR
                                                                   (000)           VALUE
                                                                 ---------      -----------
SHORT-TERM INVESTMENT (4.5%)
    State Street Bank and Trust Co. Euro Time Deposit
     2.500% 11/01/01 (Cost $1,370,000)                            $ 1,370       $ 1,370,000
                                                                                -----------
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $30,558,484(2))                         30,525,693
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                        131,552
                                                                                -----------
NET ASSETS (100.0%)                                                             $30,657,245
                                                                                ===========

----------
 (1) Non-income producing security.
 (2) Cost for federal income tax purposes is $32,001,575.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
COMMON STOCKS (95.0%)
AUSTRALIA (1.4%)
AIRLINES (0.2%)
    Qantas Airways, Ltd.                                          473,500       $   938,986
                                                                                -----------
BANKS (1.2%)
    National Australia Bank, Ltd.                                 301,000         4,643,103
                                                                                -----------
TOTAL AUSTRALIA                                                                   5,582,089
                                                                                -----------
BRAZIL (0.1%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
    Embratel Participacoes SA ADR                                 174,800           471,960
                                                                                -----------
TOTAL BRAZIL                                                                        471,960
                                                                                -----------
CANADA (1.8%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.7%)
    AXXENT, Inc. Class B(1),(2),(3),(5)                         1,856,700                 0
    BCE, Inc.                                                     288,600         6,368,263
                                                                                -----------
                                                                                  6,368,263
                                                                                -----------
INTERNET SOFTWARE & SERVICES (0.1%)
    Wysdom, Inc.(1),(4)                                         1,095,762           339,686
                                                                                -----------
TOTAL CANADA                                                                      6,707,949
                                                                                -----------
DENMARK (5.2%)
COMMERCIAL SERVICES & SUPPLIES (1.8%)
    ISS AS                                                        143,900         6,787,826
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (3.4%)
    TDC A/S                                                       382,650        13,143,934
                                                                                -----------
TOTAL DENMARK                                                                    19,931,760
                                                                                -----------
FRANCE (11.1%)
BANKS (2.6%)
    BNP Paribas SA                                                120,700        10,044,835
                                                                                -----------
CONSTRUCTION & ENGINEERING (2.5%)
    Vinci                                                         160,200         9,667,204
                                                                                -----------
ELECTRICAL EQUIPMENT (1.5%)
    Alstom                                                        378,650         5,790,809
                                                                                -----------
MEDIA (2.8%)
    Havas Advertising SA                                          668,000         4,963,568
    Vivendi Universal SA                                          125,314         5,857,746
                                                                                -----------
                                                                                 10,821,314
                                                                                -----------
METALS & MINING (1.7%)
    Pechiney SA Class A                                           145,731         6,694,000
                                                                                -----------
TOTAL FRANCE                                                                     43,018,162
                                                                                -----------
GERMANY (4.3%)
ELECTRIC UTILITIES (1.5%)
    RWE AG                                                        143,200         5,662,016
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
INSURANCE (2.8%)
    Muenchener Rueckversicherungs-Gesellschaft AG                  40,300       $10,653,118
                                                                                -----------
TOTAL GERMANY                                                                    16,315,134
                                                                                -----------
HONG KONG (0.2%)
REAL ESTATE (0.2%)
    Hongkong Land Holdings, Ltd.                                  389,072           626,406
                                                                                -----------
TOTAL HONG KONG                                                                     626,406
                                                                                -----------
INDIA (0.0%)
BANKS (0.0%)
    State Bank of India, Ltd.(1)                                      400             1,547
                                                                                -----------
METALS & MINING (0.0%)
    Hindalco Industries, Ltd.(1)                                       10               116
                                                                                -----------
TOTAL INDIA                                                                           1,663
                                                                                -----------
ISRAEL (0.5%)
HEALTHCARE EQUIPMENT & SUPPLIES (0.5%)
    Card-Guard Scientific Survival, Ltd.(1)                        51,799         1,987,413
                                                                                -----------
TOTAL ISRAEL                                                                      1,987,413
                                                                                -----------
ITALY (4.1%)
ENERGY EQUIPMENT & SERVICES (0.3%)
    Saipem SpA                                                    235,250         1,163,230
                                                                                -----------
INSURANCE (2.2%)
    Riunione Adriatica di Sicurta SpA                             717,060         8,608,931
                                                                                -----------
TRANSPORTATION INFRASTRUCTURE (1.6%)
    Concessioni e Costruzioni Autostrade SpA                    1,008,900         6,342,597
                                                                                -----------
TOTAL ITALY                                                                      16,114,758
                                                                                -----------
JAPAN (14.8%)
BEVERAGES (1.2%)
    Asahi Breweries, Ltd.                                         432,000         4,510,404
                                                                                -----------
CHEMICALS (1.0%)
    Asahi Kasei Corp.                                           1,187,000         3,908,018
                                                                                -----------
DIVERSIFIED FINANCIALS (1.1%)
    Daiwa Securities Group, Ltd.                                  656,000         4,287,407
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (3.7%)
    Nintendo Co., Ltd.                                             40,000         6,169,683
    Sega Corp.(1)                                                 426,200         8,304,293
                                                                                -----------
                                                                                 14,473,976
                                                                                -----------
MACHINERY (0.6%)
    Fanuc, Ltd.                                                    57,600         2,399,902
                                                                                -----------
OFFICE ELECTRONICS (1.4%)
    Canon, Inc.                                                   191,000         5,555,002
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
PHARMACEUTICALS (1.7%)
    Sankyo Co., Ltd.                                              170,000       $ 3,305,420
    Takeda Chemical Industries                                     68,000         3,294,310
                                                                                -----------
                                                                                  6,599,730
                                                                                -----------
REAL ESTATE (1.1%)
    Mitsui Fudosan Co., Ltd.                                      410,000         4,163,474
                                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    Rohm Co., Ltd.                                                 46,500         4,949,920
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.7%)
    NTT DoCoMo, Inc.                                                  483         6,550,223
                                                                                -----------
TOTAL JAPAN                                                                      57,398,056
                                                                                -----------
MEXICO (0.9%)
MEDIA (0.9%)
    Grupo Televisa SA de CV GDR(1)                                111,750         3,402,787
                                                                                -----------
TOTAL MEXICO                                                                      3,402,787
                                                                                -----------
NETHERLANDS (6.7%)
FOOD & DRUG RETAILING (1.8%)
    Koninklijke Ahold NV                                          252,423         7,106,921
                                                                                -----------
HOUSEHOLD DURABLES (1.7%)
    Koninklijke (Royal) Philips Electronics NV                    282,000         6,410,649
                                                                                -----------
MACHINERY (0.7%)
    IHC Caland NV                                                  56,244         2,808,933
                                                                                -----------
OIL & GAS (2.5%)
    Royal Dutch Petroleum Co.                                     186,700         9,500,716
                                                                                -----------
TOTAL NETHERLANDS                                                                25,827,219
                                                                                -----------
NORWAY (1.4%)
BANKS (1.4%)
    Den Norske Bank ASA                                         1,391,770         5,265,297
                                                                                -----------
TOTAL NORWAY                                                                      5,265,297
                                                                                -----------
PORTUGAL (1.4%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
    Portugal Telecom SGPS SA                                      389,620         3,088,072
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.6%)
    Telecel-Comunicacoes Pessoais SA(1)                           338,000         2,374,515
                                                                                -----------
TOTAL PORTUGAL                                                                    5,462,587
                                                                                -----------
SINGAPORE (4.2%)
BANKS (2.3%)
    United Overseas Bank, Ltd.                                  1,570,030         8,778,618
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Flextronics International, Ltd.(1)                            181,100         3,603,890
                                                                                -----------


                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
MARINE (1.0%)
    Neptune Orient Lines, Ltd.(1)                               8,459,000       $ 3,663,230
                                                                                -----------
TOTAL SINGAPORE                                                                  16,045,738
                                                                                -----------
SOUTH KOREA (5.8%)
BANKS (1.9%)
    Kookmin Bank New                                              282,940         7,373,909
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.1%)
    Korea Telecom Corp. ADR                                       392,700         8,183,868
                                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    Samsung Electronics Co.                                        52,400         7,020,385
                                                                                -----------
TOTAL SOUTH KOREA                                                                22,578,162
                                                                                -----------
SPAIN (1.1%)
ELECTRIC UTILITIES (1.1%)
    Union Electrica Fenosa SA                                     279,873         4,161,708
                                                                                -----------
TOTAL SPAIN                                                                       4,161,708
                                                                                -----------
SWEDEN (3.1%)
AUTO COMPONENTS (0.7%)
    Autoliv, Inc.                                                 169,500         2,685,593
                                                                                -----------
BANKS (1.7%)
    Nordea AB                                                   1,466,000         6,492,703
                                                                                -----------
CAPITAL GOODS (0.7%)
    SKF AB Series B                                               149,296         2,512,881
                                                                                -----------
TOTAL SWEDEN                                                                     11,691,177
                                                                                -----------
SWITZERLAND (3.9%)
BANKS (2.4%)
    UBS AG                                                        203,300         9,456,075
                                                                                -----------
COMPUTERS & PERIPHERALS (0.8%)
    Logitech International SA(1)                                  104,000         3,184,557
                                                                                -----------
PHARMACEUTICALS (0.7%)
    Roche Holding AG                                               38,500         2,670,205
                                                                                -----------
TOTAL SWITZERLAND                                                                15,310,837
                                                                                -----------
TAIWAN (2.8%)
COMPUTERS & PERIPHERALS (1.2%)
    Asustek Computer, Inc.                                      1,404,000         4,798,611
                                                                                -----------
METALS & MINING (0.4%)
    China Steel Corp.                                           4,400,000         1,714,121
                                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
    Siliconware Precision Industries Co.(1)                           618               320
    United Microelectronics Corp.(1)                            5,817,000         4,785,021
                                                                                -----------
                                                                                  4,785,341
                                                                                -----------
TOTAL TAIWAN                                                                     11,298,073
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       ------------
UNITED KINGDOM (20.2%)
AEROSPACE & DEFENSE (2.0%)
    BAE Systems PLC                                             1,627,965       $  7,907,681
                                                                                ------------
BANKS (3.3%)
    Lloyds TSB Group PLC                                          742,900          7,498,034
    Royal Bank of Scotland Group PLC                              224,800          5,377,988
                                                                                ------------
                                                                                  12,876,022
                                                                                ------------
ELECTRIC UTILITIES (2.0%)
    Scottish Power PLC                                          1,318,700          7,575,315
                                                                                ------------
INDUSTRIAL CONGLOMERATES (1.0%)
    Smith Industries PLC                                          407,772          4,044,449
                                                                                ------------
INSURANCE (1.8%)
    Friends Provident PLC(1)                                    2,620,400          6,973,909
                                                                                ------------
OIL & GAS (2.3%)
    BG Group PLC                                                2,374,200          8,985,984
                                                                                ------------
PHARMACEUTICALS (6.1%)
    AstraZeneca Group PLC                                         146,100          6,588,849
    GlaxoSmithKline PLC                                           636,609         17,127,820
                                                                                ------------
                                                                                  23,716,669
                                                                                ------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.7%)
    Vodafone Group PLC                                          2,812,945          6,504,530
                                                                                ------------
TOTAL UNITED KINGDOM                                                              78,584,559
                                                                                ------------
TOTAL COMMON STOCKS (Cost $426,504,556)                                          367,783,494
                                                                                ------------
                                                                    PAR
                                                                   (000)
                                                                  -------
SHORT-TERM INVESTMENT (6.2%)
    State Street Bank and Trust Co. Euro Time Deposit
     2.500% 11/01/01 (Cost $23,906,000)                         $  23,906         23,906,000
                                                                                ------------
TOTAL INVESTMENTS AT VALUE (101.2%) (Cost $450,410,5566)                         391,689,494
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)                                     (4,532,949)
                                                                                ------------
NET ASSETS (100.0%)                                                             $387,156,545
                                                                                ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

----------
 (1) Non-income producing security.
 (2) Defaulted.
 (3) Illiquid security.
 (4) Private placement.
 (5) Fair value determined by management.
 (6) Cost for federal income tax purposes is $451,764,975.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
COMMON STOCKS (90.9%)
AUSTRALIA (1.7%)
OIL & GAS (1.7%)
    Oil Search, Ltd.                                              794,100       $   424,744
                                                                                -----------
TOTAL AUSTRALIA                                                                     424,744
                                                                                -----------
BRAZIL (0.4%)
WIRELESS TELECOMMUNICATIONS SERVICES (0.4%)
    Celular CRT Participacoes SA                                  800,000           110,099
                                                                                -----------
TOTAL BRAZIL                                                                        110,099
                                                                                -----------
CANADA (0.1%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
    AXXENT, Inc. Class B(1),(2),(3),(4)                            90,000                 0
                                                                                -----------
INTERNET SOFTWARE & SERVICES (0.1%)
    Wysdom, Inc.(1),(5)                                            87,000            26,970
                                                                                -----------
TOTAL CANADA                                                                         26,970
                                                                                -----------
FINLAND (2.3%)
MACHINERY (2.3%)
    KCI Konecranes International                                   22,700           558,151
                                                                                -----------
TOTAL FINLAND                                                                       558,151
                                                                                -----------
FRANCE (5.3%)
ELECTRICAL EQUIPMENT (1.5%)
    Pinguely-Haulotte                                              44,100           359,460
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.7%)
    Neopost SA(1)                                                  22,700           674,689
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (1.1%)
    Trigano                                                        12,700           267,431
                                                                                -----------
TOTAL FRANCE                                                                      1,301,580
                                                                                -----------
GERMANY (5.7%)
ELECTRICAL EQUIPMENT (0.5%)
    Lambda Physik AG(1)                                             8,425           131,198
                                                                                -----------
INSURANCE (0.7%)
    Tecis Holding AG                                                6,400           174,081
                                                                                -----------
MACHINERY (1.1%)
    Technotrans AG                                                  6,607           276,707
                                                                                -----------
TRADING COMPANIES & DISTRIBUTORS (3.4%)
    Medion AG                                                      23,250           841,598
                                                                                -----------
TOTAL GERMANY                                                                     1,423,584
                                                                                -----------
HONG KONG (2.7%)
BANKS (2.7%)
    Dah Sing Financial Group                                      151,200           655,197
                                                                                -----------
TOTAL HONG KONG                                                                     655,197
                                                                                -----------


                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
ISRAEL (3.2%)
HEALTHCARE EQUIPMENT & SUPPLIES (3.2%)
    Card-Guard Scientific Survival, Ltd.(1)                        20,300       $   778,866
                                                                                -----------
TOTAL ISRAEL                                                                        778,866
                                                                                -----------
ITALY (4.4%)
BANKS (1.0%)
    Credit Emiliano SpA                                            59,020           256,750
                                                                                -----------
PHARMACEUTICALS (3.4%)
    Recordati SpA                                                  44,800           838,469
                                                                                -----------
TOTAL ITALY                                                                       1,095,219
                                                                                -----------
JAPAN (19.0%)
COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Mitsumura Printing Co., Ltd.                                  120,000           326,457
    Venture Link Co., Ltd.                                         15,000           827,172
    Weathernews, Inc.(1)                                           15,000           181,365
                                                                                -----------
                                                                                  1,334,994
                                                                                -----------
DIVERSIFIED FINANCIALS (1.7%)
    Sanyo Shinpan Finance Co., Ltd.                                15,000           430,129
                                                                                -----------
ELECTRICAL EQUIPMENT (1.3%)
    Disco Corp.                                                     8,600           317,569
                                                                                -----------
FOOD & DRUG RETAILING (1.9%)
    C Two-Network Co., Ltd.                                         8,400           312,242
    C Two-Network Co., Ltd. New Shares(1)                           4,200           156,121
                                                                                -----------
                                                                                    468,363
                                                                                -----------
INDUSTRIAL CONGLOMERATES (1.0%)
    Towa Corp.(1)                                                  35,000           237,613
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (2.4%)
    Sega Corp.(1)                                                  29,800           580,638
                                                                                -----------
MULTILINE RETAIL (1.5%)
    Hankyu Department Stores, Inc.                                 60,000           358,809
                                                                                -----------
REAL ESTATE (1.2%)
    Goldcrest Co., Ltd.                                             5,100           288,321
                                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.6%)
    Rohm Co., Ltd.                                                  2,900           308,705
    THK Co., Ltd.                                                  24,100           322,108
                                                                                -----------
                                                                                    630,813
                                                                                -----------
TOTAL JAPAN                                                                       4,647,249
                                                                                -----------

                See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
NETHERLANDS (4.8%)
CONSTRUCTION & ENGINEERING (4.8%)
    Fugro NV                                                       11,211       $   573,025
    Koninklijke Boskalis Westminster NV                            22,000           611,480
                                                                                -----------
TOTAL NETHERLANDS                                                                 1,184,505
                                                                                -----------
SINGAPORE (2.9%)
HEALTHCARE PROVIDERS & SERVICES (1.5%)
    Parkway Holdings, Ltd.                                        696,000           364,360
                                                                                -----------
ROAD & RAIL (1.4%)
    Delgro Corp., Ltd.                                            250,000           333,015
                                                                                -----------
TOTAL SINGAPORE                                                                     697,375
                                                                                -----------
SOUTH KOREA (2.2%)
HOUSEHOLD DURABLES (2.2%)
    Hankuk Electric Glass Co., Ltd.                                10,800           537,915
                                                                                -----------
TOTAL SOUTH KOREA                                                                   537,915
                                                                                -----------
SPAIN (10.9%)
DIVERSIFIED FINANCIALS (1.7%)
    Dinamia Capital Privado Sociedad de Capital Riesgo SA          43,700           412,877
                                                                                -----------
ENERGY EQUIPMENT & SERVICES (3.3%)
    Abengoa SA                                                     65,980           390,428
    Grupo Auxiliar Metalurgico SA(1)                               32,200           426,321
                                                                                -----------
                                                                                    816,749
                                                                                -----------
IT CONSULTING & SERVICES (1.5%)
    Indra Sistemas SA                                              47,875           366,515
                                                                                -----------
SPECIALTY RETAIL (1.0%)
    Aldeasa SA                                                     17,824           257,658
                                                                                -----------
TRADING COMPANIES & DISTRIBUTORS (3.4%)
    Azkoyen SA                                                     95,400           833,458
                                                                                -----------
TOTAL SPAIN                                                                       2,687,257
                                                                                -----------
SWEDEN (1.6%)
REAL ESTATE (1.6%)
    Kungsleden AB(1)                                               41,400           400,967
                                                                                -----------
TOTAL SWEDEN                                                                        400,967
                                                                                -----------
SWITZERLAND (2.1%)
COMPUTERS & PERIPHERALS (2.1%)
    Logitech International SA(1)                                   17,200           526,677
                                                                                -----------
TOTAL SWITZERLAND                                                                   526,677
                                                                                -----------
UNITED KINGDOM (21.6%)
COMMERCIAL SERVICES & SUPPLIES (3.5%)
    Nestor Healthcare Group PLC                                   111,300           853,837
                                                                                -----------

                   See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
COMPUTERS & PERIPHERALS (2.0%)
    Marlborough Stirling PLC(1)                                   217,500       $   493,448
                                                                                -----------
DIVERSIFIED FINANCIALS (0.4%)
    Insignia Solutions, Inc. ADR(1)                                57,800            95,954
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.7%)
    Aggreko PLC                                                   100,000           500,283
    Firstgroup PLC                                                154,000           652,855
                                                                                -----------
                                                                                  1,153,138
                                                                                -----------
HOUSEHOLD PRODUCTS (2.9%)
    MFI Furniture Group PLC                                       439,000           715,056
                                                                                -----------
MEDIA (4.7%)
    Eyretel PLC(1)                                                210,800           225,328
    Hit Entertainment PLC                                         139,100           629,137
    Incepta Group PLC                                             631,000           293,655
                                                                                -----------
                                                                                  1,148,120
                                                                                -----------
SPECIALTY RETAIL (1.0%)
    Electronics Boutique PLC                                      155,090           254,871
                                                                                -----------
SOFTWARE (2.4%)
    isoft Group PLC                                               147,400           598,080
                                                                                -----------
TOTAL UNITED KINGDOM                                                              5,312,504
                                                                                -----------
TOTAL COMMON STOCKS (Cost $27,370,808)                                           22,368,859
                                                                                -----------
WARRANT (0.0%)
UNITED KINGDOM (0.0%)
SOFTWARE (0.0%)
    Insignia Solutions, Inc. (Cost $0)                             28,900                 0
                                                                                -----------
                                                                    PAR
                                                                   (000)
                                                                  -------
SHORT-TERM INVESTMENT (8.2%)
    State Street Bank and Trust Co. Euro Time Deposit
     2.500% 11/01/01 (Cost $2,007,000)                            $ 2,007         2,007,000
                                                                                -----------

TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $29,377,8086)                           24,375,859

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                        221,296
                                                                                -----------
NET ASSETS (100.0%)                                                            $ 24,597,155
                                                                                ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 (1) Non-income producing security.
 (2) Defaulted.
 (3) Illiquid security.
 (4) Fair value determined by management.
 (5) Private placement.
 (6) Cost for federal income tax purposes is $29,384,074.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
COMMON STOCKS (91.3%)

BRAZIL (3.3%)
BEVERAGES (0.7%)
    Companhia de Bebidas das Americas ADR                          19,500       $   316,680
                                                                                -----------
ELECTRIC UTILITIES (0.4%)
    Companhia Paranaense de Energia-Copel ADR                      37,800           181,440
                                                                                -----------
METALS & MINING (0.7%)
    Companhia Vale do Rio Doce ADR                                 14,000           292,880
                                                                                -----------
OIL & GAS (1.5%)
    Petroleo Brasileiro SA ADR                                     34,985           671,712
                                                                                -----------
TOTAL BRAZIL                                                                      1,462,712
                                                                                -----------
CHILE (3.4%)
BEVERAGES (0.6%)
    Compania Cervecerias Uni ADR                                   15,700           248,374
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.7%)
    Companhia de Telecomunicaciones de Chile SA ADR(1)             27,800           286,340
                                                                                -----------
ELECTRIC UTILITIES (1.4%)
    Empresa Nacional de Electricidad SA ADR(1)                     32,400           281,880
    Enersis SA ADR                                                 25,500           313,905
                                                                                -----------
                                                                                    595,785
                                                                                -----------
FOOD & DRUG RETAILING (0.7%)
    Distribucion y Servicio D & S SA ADR                           27,100           294,035
                                                                                -----------
TOTAL CHILE                                                                       1,424,534
                                                                                -----------
CHINA (7.1%)
AIRLINES (0.9%)
    China Southern Airlines Co., Ltd.                           1,526,000           381,498
                                                                                -----------
ELECTRIC UTILITIES (3.5%)
    Beijing Datang Power Generation Co., Ltd.                   2,504,558           915,122
    Huaneng Power International, Inc.                             142,000            87,384
    Huaneng Power International, Inc. ADR(1)                       21,700           527,310
                                                                                -----------
                                                                                  1,529,816
                                                                                -----------
MARINE (0.5%)
    China Shipping Development Co., Ltd.                        1,258,000           199,989
                                                                                -----------
OIL & GAS (1.4%)
    China Petroleum and Chemical Corp.                          1,765,000           273,800
    PetroChina Co., Ltd.                                        1,696,000           319,629
                                                                                -----------
                                                                                    593,429
                                                                                -----------
ROAD & RAIL (0.8%)
    Guangshen Railway Co., Ltd.                                 2,160,373           351,751
                                                                                -----------
TOTAL CHINA                                                                       3,056,483
                                                                                -----------

                See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
HONG KONG (6.8%)
COMPUTERS & PERIPHERALS (0.2%)
    Legend Holdings, Ltd.                                         256,000       $   107,487
                                                                                -----------
OIL & GAS (1.6%)
    CNOOC, Ltd.                                                   723,500           709,583
                                                                                -----------
REAL ESTATE (1.2%)
    China Resources Beijing Land, Ltd.                            896,000           229,742
    Shum Yip Investment, Ltd.                                   1,050,000           309,614
                                                                                -----------
                                                                                    539,356
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (3.8%)
    China Mobile, Ltd.(1)                                         465,000         1,409,897
    China Unicom, Ltd.(1)                                         240,000           223,076
                                                                                -----------
                                                                                  1,632,973
                                                                                -----------
TOTAL HONG KONG                                                                   2,989,399
                                                                                -----------
HUNGARY (0.1%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
    Matav Rt ADR                                                    2,400            37,320
                                                                                -----------
TOTAL HUNGARY                                                                        37,320
                                                                                -----------
INDIA (5.0%)
BANKS (0.4%)
    State Bank of India, Ltd. GDR(1)                               22,700           190,112
                                                                                -----------
CHEMICALS (0.5%)
    Reliance Industries, Ltd. GDR                                  19,400           225,040
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    Mahanagar Telephone Nigam, Ltd. ADR(1)                         45,000           254,250
                                                                                -----------
FOOD & DRUG RETAILING (0.6%)
    Dr. Reddy's Laboratories, Ltd. ADR(1)                          10,000           249,000
                                                                                -----------
FOOD PRODUCTS (0.1%)
    Hindustan Lever, Ltd.                                           6,649            29,837
                                                                                -----------
INDUSTRIAL CONGLOMERATES (0.8%)
    Larsen & Toubro, Ltd. GDR                                      50,700           352,365
                                                                                -----------
IT CONSULTING & SERVICES (0.2%)
    Infosys Technologies, Ltd. ADR(1)                               2,100            99,141
                                                                                -----------
METALS & MINING (0.2%)
    Hindalco Industries, Ltd. GDR                                   9,300           101,835
                                                                                -----------
PHARMACEUTICALS (0.6%)
    Ranbaxy Laboratories, Ltd. GDR                                 15,200           249,280
                                                                                -----------
REAL ESTATE (0.1%)
    HDFC Bank, Ltd.(1)                                              3,800            57,836
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
TOBACCO (0.9%)
    ITC Agro-Tech, Ltd. GDR(1)                                     25,300       $   379,500
                                                                                -----------
TOTAL INDIA                                                                       2,188,196
                                                                                -----------
ISRAEL (1.3%)
PHARMACEUTICALS (1.3%)
    Teva Pharmaceutical Industries, Ltd. ADR                        9,400           580,920
                                                                                -----------
TOTAL ISRAEL                                                                        580,920
                                                                                -----------
MALAYSIA (3.9%)
BANKS (1.4%)
    Malayan Banking Berhad                                        215,400           402,454
    Public Bank Berhad                                            307,523           212,836
                                                                                -----------
                                                                                    615,290
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Telekom Malaysia Berhad                                       100,000           230,261
                                                                                -----------
ELECTRIC UTILITIES (0.4%)
    Tenaga Nasional Berhad                                         73,896           168,209
                                                                                -----------
HOTELS RESTAURANTS & LEISURE (0.4%)
    Genting Berhad                                                 66,210           162,039
                                                                                -----------
INDUSTRIAL CONGLOMERATES (0.5%)
    Sime Darby Berhad                                             198,209           227,416
                                                                                -----------
TOBACCO (0.7%)
    British American Tobacco Berhad                                33,850           305,092
                                                                                -----------
TOTAL MALAYSIA                                                                    1,708,307
                                                                                -----------
MEXICO (12.8%)
BANKS (1.5%)
    Grupo Financiero BBVA Bancomer SA de CV Class O               860,200           652,680
                                                                                -----------
BEVERAGES (2.4%)
    Fomento Economico Mexicano SA de CV ADR(1)                     11,200           347,200
    Grupo Modelo SA de CV Series C                                307,501           707,930
                                                                                -----------
                                                                                  1,055,130
                                                                                -----------
CONSTRUCTION MATERIALS (1.0%)
    Cemex SA de CV ADR                                             18,500           425,500
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (3.8%)
    Telefonos de Mexico SA de CV ADR                               47,900         1,631,474
                                                                                -----------
MULTILINE RETAIL (1.5%)
    Wal-Mart de Mexico SA de CV ADR(1)                             27,600           653,306
                                                                                -----------
PAPER & FOREST PRODUCTS (0.7%)
    Kimberly-Clark de Mexico SA de CV ADR                          21,518           294,209
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.9%)
    America Movil SA de CV ADR                                     53,900           808,500
                                                                                -----------
TOTAL MEXICO                                                                      5,520,799
                                                                                -----------


                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
POLAND (0.8%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
    Telekomunikacja Polska                                         88,346       $   329,263
                                                                                -----------
TOTAL POLAND                                                                        329,263
                                                                                -----------
RUSSIA (7.0%)
ELECTRIC UTILITIES (1.3%)
    Unified Energy Systems ADR                                     57,000           559,170
                                                                                -----------
OIL & GAS (5.4%)
    Lukoil Holding ADR                                             23,500         1,042,958
    Surgutneftegaz ADR                                             68,400           867,654
    Yukos ADR                                                       8,100           452,903
                                                                                -----------
                                                                                  2,363,515
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
    Mobile Telesystems ADR(1)                                       5,200           147,264
                                                                                -----------
TOTAL RUSSIA                                                                      3,069,949
                                                                                -----------
SINGAPORE (0.0%)
BANKS (0.0%)
    Overseas-Chinese Banking Corp., Ltd.                              242             1,393
                                                                                -----------
MEDIA (0.0%)
    Singapore Press Holdings, Ltd.(1)                                  39               338
                                                                                -----------
TOTAL SINGAPORE                                                                       1,731
                                                                                -----------
SOUTH AFRICA (8.9%)
BANKS (1.6%)
    Standard Bank Investment Corp., Ltd.(1)                       208,471           685,516
                                                                                -----------
BEVERAGES (0.8%)
    South African Breweries PLC                                    54,498           339,913
                                                                                -----------
DIVERSIFIED FINANCIALS (1.3%)
    Bidvest Group, Ltd.                                            84,004           399,643
    Johnnic Holdings, Ltd.                                         33,512           177,205
                                                                                -----------
                                                                                    576,848
                                                                                -----------
INDUSTRIAL CONGLOMERATES (0.7%)
    Imperial Holdings, Ltd.(1)                                     49,333           299,326
                                                                                -----------
INSURANCE (1.6%)
    Liberty Group, Ltd.                                            46,351           263,533
    Sanlam, Ltd.(1)                                               462,840           432,040
                                                                                -----------
                                                                                    695,573
                                                                                -----------
METALS & MINING (2.1%)
    Anglo American Platinum Corp., Ltd.                            16,900           552,497
    Anglogold, Ltd.(1)                                             10,848           366,151
                                                                                -----------
                                                                                    918,648
                                                                                -----------


                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
PAPER & FOREST PRODUCTS (0.8%)
    Sappi, Ltd.(1)                                                 37,484       $   349,896
                                                                                -----------
TOTAL SOUTH AFRICA                                                                3,865,720
                                                                                -----------
SOUTH KOREA (13.8%)
BANKS (2.6%)
    H&CB ADR(1)                                                       633             8,216
    Kookmin Bank New                                               31,273           815,027
    Shinhan Financial Group Co., Ltd.                              34,337           295,643
                                                                                -----------
                                                                                  1,118,886
                                                                                -----------
DIVERSIFIED FINANCIALS (0.4%)
    Samsung Securities Co., Ltd.(1)                                 6,728           174,305
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
    Korea Telecom Corp. ADR                                        16,714           348,320
                                                                                -----------
ELECTRIC UTILITIES (1.1%)
    Korea Electric Power Corp.                                     30,947           487,505
                                                                                -----------
METALS & MINING (0.9%)
    Pohang Iron & Steel Co., Ltd.                                   5,748           395,036
                                                                                -----------
MULTILINE RETAIL (1.1%)
    Shinsegae Department Store Co.                                  6,930           491,789
                                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.0%)
    Samsung Electronics Co.                                         9,642         1,291,804
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (3.9%)
    SK Telecom Co., Ltd.                                            9,050         1,715,656
                                                                                -----------
TOTAL SOUTH KOREA                                                                 6,023,301
                                                                                -----------
TAIWAN (13.5%)
BANKS (2.5%)
    Bank Sinopac(1)                                               732,390           294,865
    Chinatrust Commercial Bank(1)                               1,562,172           791,832
                                                                                -----------
                                                                                  1,086,697
                                                                                -----------
COMPUTERS & PERIPHERALS (2.4%)
    Asustek Computer, Inc.                                        152,500           521,217
    Quanta Computer, Inc.                                         242,000           518,697
                                                                                -----------
                                                                                  1,039,914
                                                                                -----------
DIVERSIFIED FINANCIALS (0.6%)
    China Development Industrial(1)                               498,970           261,589
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    Hon Hai Precision Industry Co., Ltd.(1)                        78,559           291,254
                                                                                -----------
INSURANCE (0.8%)
    Cathay Life Insurance Co., Ltd.                               285,414           329,022
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.5%)
    Advanced Semiconductor Engineering, Inc.(1)                   648,200       $   328,559
    Taiwan Semiconductor Manufacturing Co.(1)                     631,400         1,115,580
    United Microelectronics Corp.(1)                            1,500,213         1,234,064
    Via Technologies, Inc.(1)                                      57,600           143,479
                                                                                -----------
                                                                                  2,821,682
                                                                                -----------
TOTAL TAIWAN                                                                      5,830,158
                                                                                -----------
THAILAND (1.3%)
BANKS (1.3%)
    Bangkok Bank Public Co., Ltd.(1)                              599,309           566,334
                                                                                -----------
TOTAL THAILAND                                                                      566,334
                                                                                -----------
TURKEY (0.0%)
DIVERSIFIED FINANCIALS (0.0%)
    Haci Omer Sabanci Holding AS                                       49                 0
                                                                                -----------
TOTAL TURKEY                                                                              0
                                                                                -----------
UNITED KINGDOM (2.3%)
METALS & MINING (2.3%)
    Anglo American Corp. of South Africa, Ltd.                     77,945         1,005,385
                                                                                -----------
TOTAL UNITED KINGDOM                                                              1,005,385
                                                                                -----------
UNITED STATES (0.0%)
BANKS (0.0%)
    Citigroup, Inc.                                                     1                45
                                                                                -----------

TOTAL COMMON STOCKS (Cost $41,747,117)                                           39,660,556
                                                                                -----------
PREFERRED STOCKS (0.9%)
BRAZIL (0.9%)
BANKS (0.5%)
    Banco Itau SA                                               3,511,068           223,972
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
    Tele Norte Leste Participacoes SA ADR                          18,800           191,008
                                                                                -----------
TOTAL BRAZIL                                                                        414,980
                                                                                -----------
THAILAND (0.0%)
BANKS (0.0%)
    Siam Commercial Bank Public Co., Ltd.(1)                        2,800               924
                                                                                -----------

TOTAL PREFERRED STOCKS (Cost $535,691)                                              415,904
                                                                                -----------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
    Telecomasia Corp. Public Co., Ltd. (Cost $0)(1)               191,874                 0
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
SHORT-TERM INVESTMENT (1.1%)
    State Street Bank and Trust Co. Euro Time Deposit
     2.500% 11/01/01 (Cost $461,000)                              $   461       $   461,000
                                                                                -----------

TOTAL INVESTMENTS AT VALUE (93.3%) (Cost $42,743,808(2))                         40,537,460

OTHER ASSETS IN EXCESS OF LIABILITIES (6.7%)                                      2,909,778
                                                                                -----------

NET ASSETS (100.0%)                                                             $43,447,238
                                                                                ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

----------
 (1) Non-income producing security.
 (2) Cost for federal income tax purposes is $45,497,624.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
COMMON STOCKS (99.3%)
AUSTRALIA (3.5%)
BANKS (1.8%)
    National Australia Bank, Ltd.                                   4,410       $    68,027
    National Australia Bank, Ltd. ADR                               6,670           513,190
                                                                                -----------
                                                                                    581,217
                                                                                -----------
MEDIA (1.7%)
    News Corp., Ltd.                                                9,830            67,856
    News Corp., Ltd. ADR                                           17,640           485,453
                                                                                -----------
                                                                                    553,309
                                                                                -----------
TOTAL AUSTRALIA                                                                   1,134,526
                                                                                -----------
BELGIUM (2.3%)
BANKS (1.5%)
    Dexia                                                          31,200           481,366
                                                                                -----------
DIVERSIFIED FINANCIALS (0.8%)
    Fortis                                                         10,970           258,864
                                                                                -----------
TOTAL BELGIUM                                                                       740,230
                                                                                -----------
DENMARK (0.9%)
BANKS (0.9%)
    Den Danske Bank ADR                                            20,914           309,868
                                                                                -----------
TOTAL DENMARK                                                                       309,868
                                                                                -----------
FINLAND (2.0%)
COMMUNICATIONS EQUIPMENT (2.0%)
    Nokia Oyj Class A                                              30,400           636,043
                                                                                -----------
TOTAL FINLAND                                                                       636,043
                                                                                -----------
FRANCE (9.3%)
CONSTRUCTION MATERIALS (1.9%)
    Lafarge SA                                                      6,939           616,847
                                                                                -----------
FOOD PRODUCTS (0.9%)
    Groupe Danone                                                   2,620           303,227
                                                                                -----------
MEDIA (1.2%)
    Vivendi Universal SA ADR                                        8,240           384,231
                                                                                -----------
OIL & GAS (2.9%)
    TotalFinaElf SA                                                 6,673           937,582
                                                                                -----------
PHARMACEUTICALS (2.4%)
    Aventis SA                                                     10,579           778,926
                                                                                -----------
TOTAL FRANCE                                                                      3,020,813
                                                                                -----------
GERMANY (7.8%)
CHEMICALS (1.3%)
    BASF AG                                                         6,089           206,204
    BASF AG ADR                                                     6,050           204,248
                                                                                -----------
                                                                                    410,452
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
HEALTHCARE PROVIDERS & SERVICES (2.0%)
    Fresenius Medical Care AG                                      32,030       $   666,224
                                                                                -----------
INSURANCE (0.4%)
    Allianz AG                                                        510           120,255
                                                                                -----------
MULTI-UTILITIES (1.6%)
    E.On AG ADR                                                    10,223           527,507
                                                                                -----------
PERSONAL CARE PRODUCTS (1.2%)
    Siemens AG                                                      8,355           404,466
                                                                                -----------
SOFTWARE (1.3%)
    Systeme, Anwendungen, Produkte in der Datenverarbeitung AG      4,140           428,807
                                                                                -----------
TOTAL GERMANY                                                                     2,557,711
                                                                                -----------
HONG KONG (2.1%)
ELECTRIC UTILITIES (2.1%)
    CLP Holdings, Ltd. ADR                                        182,400           688,669
                                                                                -----------
TOTAL HONG KONG                                                                     688,669
                                                                                -----------
IRELAND (1.0%)
BANKS (1.0%)
    Bank of Ireland                                                36,353           322,508
                                                                                -----------
TOTAL IRELAND                                                                       322,508
                                                                                -----------
ITALY (3.7%)
BANKS (1.7%)
    San Paolo-IMI SpA                                              52,547           552,309
                                                                                -----------
ENERGY EQUIPMENT & SERVICES (2.0%)
    Saipem SpA                                                    130,000           642,805
                                                                                -----------
TOTAL ITALY                                                                       1,195,114
                                                                                -----------
JAPAN (18.3%)
AUTOMOBILES (3.6%)
    Nissan Motor Co., Ltd. ADR                                     62,917           569,399
    Toyota Motor Corp.                                             12,000           291,165
    Toyota Motor Corp. ADR                                          6,030           296,676
                                                                                -----------
                                                                                  1,157,240
                                                                                -----------
BEVERAGES (1.3%)
    Ito En, Ltd.                                                    8,000           424,819
                                                                                -----------
CHEMICALS (1.6%)
    Mitsubishi Chemical Corp.                                     130,000           278,257
    Sumitomo Bakelite Co., Ltd.                                    40,000           252,604
                                                                                -----------
                                                                                    530,861
                                                                                -----------
COMPUTERS & PERIPHERALS (0.7%)
    NEC Corp.                                                      15,000           136,024
    NEC Corp. ADR                                                  10,800           100,008
                                                                                -----------
                                                                                    236,032
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.0%)
    Nippon Telegraph & Telephone Corp.                                 83       $   341,751
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
    Hitachi, Ltd. ADR                                               5,970           417,064
    Minebea Co., Ltd.                                              24,000           124,701
                                                                                -----------
                                                                                    541,765
                                                                                -----------
HOUSEHOLD DURABLES (1.0%)
    Sony Corp.                                                      9,000           340,427
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (1.4%)
    Nintendo Co., Ltd.                                              3,000           462,726
                                                                                -----------
MULTILINE RETAIL (1.4%)
    Ito-Yokado Co., Ltd.                                           10,000           441,158
                                                                                -----------
OFFICE ELECTRONICS (1.1%)
    Canon, Inc.                                                    12,000           349,005
                                                                                -----------
PERSONAL CARE PRODUCTS (1.6%)
    Shiseido Co., Ltd.                                             21,000           207,761
    Shiseido Co., Ltd. ADR                                         33,000           326,482
                                                                                -----------
                                                                                    534,243
                                                                                -----------
REAL ESTATE (1.1%)
    Mitsui Fudosan Co., Ltd.                                       34,000           345,264
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.8%)
    NTT DoCoMo, Inc.                                                   20           271,231
                                                                                -----------
TOTAL JAPAN                                                                       5,976,522
                                                                                -----------
NETHERLANDS (4.6%)
DIVERSIFIED FINANCIALS (4.6%)
    Fortis (Nl) NV ADR                                             28,547           676,207
    ING Groep NV                                                   32,436           809,227
                                                                                -----------
TOTAL NETHERLANDS                                                                 1,485,434
                                                                                -----------
NORWAY (0.6%)
OIL & GAS (0.6%)
    Smedvig ASA                                                    22,900           193,505
                                                                                -----------
TOTAL NORWAY                                                                        193,505
                                                                                -----------
PORTUGAL (1.1%)
BANKS (0.7%)
    Banco Comerical Portugues SA                                   56,734           224,833
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
    Portugal Telecom SGPS SA                                       16,605           131,609
                                                                                -----------
TOTAL PORTUGAL                                                                      356,442
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
SINGAPORE (0.8%)
BANKS (0.8%)
    DBS Group Holdings, Ltd. ADR                                   12,000       $   273,647
                                                                                -----------
TOTAL SINGAPORE                                                                     273,647
                                                                                -----------
SPAIN (2.4%)
BANKS (1.2%)
    Banco Santander Central Hispano SA                             50,000           385,034
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.2%)
    Telefonica SA(1)                                               32,654           392,334
                                                                                -----------
TOTAL SPAIN                                                                         777,368
                                                                                -----------
SWEDEN (2.2%)
BANKS (0.6%)
    Nordea AB                                                      44,650           197,748
                                                                                -----------
COMMUNICATIONS EQUIPMENT (0.8%)
    Telefonaktiebolaget LM Ericsson AB                             56,501           245,453
                                                                                -----------
PAPER & FOREST PRODUCTS (0.8%)
    Svenska Cellulosa AB ADR                                       11,472           259,972
                                                                                -----------
TOTAL SWEDEN                                                                        703,173
                                                                                -----------
SWITZERLAND (8.3%)
BANKS (2.5%)
    UBS AG                                                         17,094           795,092
                                                                                -----------
CHEMICALS (0.1%)
    Syngenta AG Registered(1)                                         773            39,529
                                                                                -----------
FOOD PRODUCTS (2.9%)
    Nestle SA                                                       4,630           961,228
                                                                                -----------
PHARMACEUTICALS (2.8%)
    Novartis AG                                                    24,480           916,756
                                                                                -----------
TOTAL SWITZERLAND                                                                 2,712,605
                                                                                -----------
UNITED KINGDOM (28.4%)
AEROSPACE & DEFENSE (0.9%)
    BAE Systems PLC                                                59,476           288,899
                                                                                -----------
BANKS (7.6%)
    Barclays PLC                                                   27,306           822,027
    HBOs PLC                                                       51,530           580,790
    Royal Bank of Scotland Group PLC                               46,242         1,106,276
                                                                                -----------
                                                                                  2,509,093
                                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
    Energis PLC                                                    52,620            54,907
                                                                                -----------
FOOD & DRUG RETAILING (0.7%)
    Tesco PLC                                                      62,732           221,237
                                                                                -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES            VALUE
                                                                ---------       -----------
INDUSTRIAL CONGLOMERATES (0.7%)
    Lattice Group PLC                                             100,000       $   225,055
                                                                                -----------
INSURANCE (1.6%)
    Prudential PLC                                                 50,841           532,358
                                                                                -----------
MACHINERY (0.7%)
    Invensys PLC                                                  234,408           214,768
                                                                                -----------
MEDIA (1.7%)
    Reed International PLC                                         67,700           554,312
                                                                                -----------
MULTILINE RETAIL (0.1%)
    Woolworths Group PLC(1)                                        78,132            40,906
                                                                                -----------
OIL & GAS (7.2%)
    BG Group PLC                                                  100,000           378,485
    BP PLC                                                         98,175           792,413
    Shell Transport & Trading Co. PLC                             160,000         1,198,353
                                                                                -----------
                                                                                  2,369,251
                                                                                -----------
PHARMACEUTICALS (4.0%)
    AstraZeneca Group PLC                                           6,500           293,138
    GlaxoSmithKline PLC                                            37,037           996,472
                                                                                -----------
                                                                                  1,289,610
                                                                                -----------
SPECIALTY RETAIL (1.0%)
    Kingfisher PLC                                                 71,028           330,550
                                                                                -----------
WIRELESS TELECOMMUNICATIONS SERVICES (2.0%)
    Vodafone Group PLC                                            275,871           637,912
                                                                                -----------
TOTAL UNITED KINGDOM                                                              9,268,858
                                                                                -----------

TOTAL COMMON STOCKS (Cost $37,087,720)                                           32,353,036
                                                                                -----------
                                                                    PAR
                                                                   (000)
                                                                  -------
SHORT-TERM INVESTMENT (0.9%)
    State Street Bank and Trust Co. Euro Time Deposit
     2.500% 11/01/01 (Cost $298,000)                              $   298           298,000
                                                                                -----------

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $37,385,720(2))                        32,651,036

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                       (53,477)
                                                                                -----------
NET ASSETS (100.0%)                                                             $32,597,559
                                                                                ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 (1) Non-income producing security.
 (2) Also for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                                        GLOBAL POST-VENTURE     INTERNATIONAL
                                                                            CAPITAL FUND          FOCUS FUND
                                                                        -------------------     -------------
ASSETS
    Investments at value (Cost $109,116,280, $30,558,484,
      $450,410,556, $29,377,808, $42,743,808 and
      $37,385,720, respectively)                                           $ 100,486,953        $  30,525,693
    Cash                                                                              40                  938
    Foreign currency (Cost $107,732, $46,976,
      $171,372, $22,024, $441,375 and $0, respectively)                          107,900               48,429
    Receivable from investment adviser                                             4,532                   --
    Receivable for investments sold                                            1,458,519              650,546
    Receivable for fund shares sold                                               60,659                2,367
    Dividend, interest and reclaim receivable                                     41,750               56,853
    Unrealized appreciation on forward currency contracts                             --                8,208
    Prepaid expenses and other assets                                             62,937               23,875
                                                                           -------------        -------------
      Total Assets                                                           102,223,290           31,316,909
                                                                           -------------        -------------
LIABILITIES
    Advisory fee payable                                                              --                  394
    Administrative services fee payable                                            8,368                2,842
    Directors fee payable                                                          3,375                3,095
    Payable for investments purchased                                          4,732,559              591,826
    Payable for fund shares redeemed                                             129,731                   96
    Payable for foreign taxes withheld                                                --                   --
    Unrealized depreciation on forward currency contracts                             --               23,664
    Other accrued expenses payable                                               125,316               37,747
                                                                           -------------        -------------
      Total Liabilities                                                        4,999,349              659,664
                                                                           -------------        -------------
NET ASSETS
    Capital stock, $0.001 par value                                                6,601                3,196
    Paid-in capital                                                          173,745,632           37,174,789
    Undistributed net investment income                                               --               41,522
    Accumulated net realized loss from investments
      and foreign currency transactions                                      (67,889,599)          (6,515,836)
    Net unrealized depreciation from investments
      and foreign currency translations                                       (8,638,693)             (46,426)
                                                                           -------------        -------------
      Net Assets                                                           $  97,223,941        $  30,657,245
                                                                           =============        =============
COMMON SHARES
    Net assets                                                             $  94,321,634        $  30,657,245
    Shares outstanding                                                         6,401,319            3,196,098
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share         $       14.73        $        9.59
                                                                           =============        =============
ADVISOR SHARES
    Net assets                                                             $   2,858,219                  N/A
    Shares outstanding                                                           196,853                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share         $       14.52                  N/A
                                                                           =============        =============
INSTITUTIONAL SHARES
    Net assets                                                                       N/A                  N/A
    Shares outstanding                                                               N/A                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share                   N/A                  N/A
                                                                           =============        =============
A SHARES
    Net assets                                                             $         985                  N/A
    Shares outstanding                                                                67                  N/A
                                                                           -------------        -------------
    Net asset value and redemption price per share                         $       14.74                  N/A
                                                                           =============        =============
    Maximum offering price per share
      (net asset value 1/5.75%)                                                    15.64                  N/A
                                                                           =============        =============
B SHARES
    Net assets                                                             $         991                  N/A
    Shares outstanding                                                                67                  N/A
                                                                           -------------        -------------
    Net asset value and offering price per share                           $       14.71                  N/A
                                                                           =============        =============
C SHARES
    Net assets                                                             $      42,112                  N/A
    Shares outstanding                                                             2,861                  N/A
                                                                           -------------        -------------
    Net asset value and offering price per share                           $       14.72                  N/A
                                                                           =============        =============
D SHARES
    Net assets                                                                       N/A                  N/A
    Shares outstanding                                                               N/A                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share                   N/A                  N/A
                                                                           =============        =============

                                                                           INTERNATIONAL        INTERNATIONAL
                                                                            EQUITY FUND      SMALL COMPANY FUND
                                                                           -------------     ------------------
ASSETS
    Investments at value (Cost $109,116,280, $30,558,484,
      $450,410,556, $29,377,808, $42,743,808 and
      $37,385,720, respectively)                                           $ 391,689,494        $  24,375,859
    Cash                                                                             986                  942
    Foreign currency (Cost $107,732, $46,976,
      $171,372, $22,024, $441,375 and $0, respectively)                          177,107               22,228
    Receivable from investment adviser                                                --                   --
    Receivable for investments sold                                            7,832,107               72,136
    Receivable for fund shares sold                                            2,669,057              321,659
    Dividend, interest and reclaim receivable                                    864,196               15,981
    Unrealized appreciation on forward currency contracts                         95,960                   --
    Prepaid expenses and other assets                                             39,463               37,079
                                                                           -------------        -------------
      Total Assets                                                           403,368,370           24,845,884
                                                                           -------------        -------------
LIABILITIES
    Advisory fee payable                                                         358,353               19,097
    Administrative services fee payable                                           35,835                2,424
    Directors fee payable                                                          3,350                3,120
    Payable for investments purchased                                          9,258,296              145,443
    Payable for fund shares redeemed                                           5,877,417               26,468
    Payable for foreign taxes withheld                                                --                   --
    Unrealized depreciation on forward currency contracts                        289,583                   --
    Other accrued expenses payable                                               388,991               52,177
                                                                           -------------        -------------
      Total Liabilities                                                       16,211,825              248,729
                                                                           -------------        -------------
NET ASSETS
    Capital stock, $0.001 par value                                               34,895                1,715
    Paid-in capital                                                          514,495,103           53,149,182
    Undistributed net investment income                                               --                   --
    Accumulated net realized loss from investments
      and foreign currency transactions                                      (68,440,425)         (23,551,989)
    Net unrealized depreciation from investments
      and foreign currency translations                                      (58,933,028)          (5,001,753)
                                                                           -------------        -------------
      Net Assets                                                           $ 387,156,545        $  24,597,155
                                                                           =============        =============
COMMON SHARES
    Net assets                                                             $ 312,571,114        $  24,597,155
    Shares outstanding                                                        28,082,011            1,714,857
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share         $       11.13        $       14.34
                                                                           =============        =============
ADVISOR SHARES
    Net assets                                                             $  74,585,431                  N/A
    Shares outstanding                                                         6,812,459                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share         $       10.95                  N/A
                                                                           =============        =============
INSTITUTIONAL SHARES
    Net assets                                                                       N/A                  N/A
    Shares outstanding                                                               N/A                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share                   N/A                  N/A
                                                                           =============        =============
A SHARES
    Net assets                                                                       N/A                  N/A
    Shares outstanding                                                               N/A                  N/A
                                                                           -------------        -------------
    Net asset value and redemption price per share                                   N/A                  N/A
                                                                           =============        =============
    Maximum offering price per share
      (net asset value 1/5.75%)                                                      N/A                  N/A
                                                                           =============        =============
B SHARES
    Net assets                                                                       N/A                  N/A
    Shares outstanding                                                               N/A                  N/A
                                                                           -------------        -------------
    Net asset value and offering price per share                                     N/A                  N/A
                                                                           =============        =============
C SHARES
    Net assets                                                                       N/A                  N/A
    Shares outstanding                                                               N/A                  N/A
                                                                           -------------        -------------
    Net asset value and offering price per share                                     N/A                  N/A
                                                                           =============        =============
D SHARES
    Net assets                                                                       N/A                  N/A
    Shares outstanding                                                               N/A                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share                   N/A                  N/A
                                                                           =============        =============

                                                                          EMERGING MARKETS      INTERNATIONAL
                                                                               FUND                 FUND
                                                                          ----------------      -------------
ASSETS
    Investments at value (Cost $109,116,280, $30,558,484,
      $450,410,556, $29,377,808, $42,743,808 and
      $37,385,720, respectively)                                           $  40,537,460        $  32,651,036
    Cash                                                                             724                  147
    Foreign currency (Cost $107,732, $46,976,
      $171,372, $22,024, $441,375 and $0, respectively)                          441,666                   --
    Receivable from investment adviser                                             1,235                   --
    Receivable for investments sold                                            1,898,327                   --
    Receivable for fund shares sold                                              688,043               11,225
    Dividend, interest and reclaim receivable                                     78,373              107,922
    Unrealized appreciation on forward currency contracts                             --                   --
    Prepaid expenses and other assets                                             17,316               52,330
                                                                           -------------        -------------
      Total Assets                                                            43,663,144           32,822,660
                                                                           -------------        -------------
LIABILITIES
    Advisory fee payable                                                              --               72,623
    Administrative services fee payable                                            3,676               11,106
    Directors fee payable                                                          3,250                  769
    Payable for investments purchased                                                 --                   --
    Payable for fund shares redeemed                                              98,189               97,331
    Payable for foreign taxes withheld                                            15,218                   --
    Unrealized depreciation on forward currency contracts                             --                   --
    Other accrued expenses payable                                                95,573               43,272
                                                                           -------------        -------------
      Total Liabilities                                                          215,906              225,101
                                                                           -------------        -------------
NET ASSETS
    Capital stock, $0.001 par value                                                6,606                3,881
    Paid-in capital                                                          113,566,638           39,949,662
    Undistributed net investment income                                               --                   --
    Accumulated net realized loss from investments
      and foreign currency transactions                                      (67,920,301)          (2,621,384)
    Net unrealized depreciation from investments
      and foreign currency translations                                       (2,205,705)          (4,734,600)
                                                                           -------------        -------------
      Net Assets                                                           $  43,447,238        $  32,597,559
                                                                           =============        =============
COMMON SHARES
    Net assets                                                             $  40,463,316        $     180,991
    Shares outstanding                                                         6,147,825               21,448
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share         $        6.58        $        8.44
                                                                           =============        =============
ADVISOR SHARES
    Net assets                                                             $   1,331,260                  N/A
    Shares outstanding                                                           207,678                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share         $        6.41                  N/A
                                                                           =============        =============
INSTITUTIONAL SHARES
    Net assets                                                             $   1,652,662                  N/A
    Shares outstanding                                                           250,426                  N/A
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share         $        6.60                  N/A
                                                                           =============        =============

A SHARES
    Net assets                                                                       N/A        $  26,316,052
    Shares outstanding                                                               N/A            3,119,470
                                                                           -------------        -------------
    Net asset value and redemption price per share                                   N/A        $        8.44
                                                                           =============        =============
    Maximum offering price per share
      (net asset value 1/5.75%)                                                      N/A        $        8.95
                                                                           =============        =============
B SHARES
    Net assets                                                                       N/A        $   2,835,749
    Shares outstanding                                                               N/A              354,225
                                                                           -------------        -------------
    Net asset value and offering price per share                                     N/A        $        8.01
                                                                           =============        =============
C SHARES
    Net assets                                                                       N/A        $     170,698
    Shares outstanding                                                               N/A               21,257
                                                                           -------------        -------------
    Net asset value and offering price per share                                     N/A        $        8.03
                                                                           =============        =============
D SHARES
    Net assets                                                                       N/A        $   3,094,069
    Shares outstanding                                                               N/A              364,474
                                                                           -------------        -------------
    Net asset value, offering price and redemption price per share                   N/A        $        8.49
                                                                           =============        =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
October 31, 2001

                                                                        GLOBAL POST-VENTURE     INTERNATIONAL
                                                                           CAPITAL FUND          FOCUS FUND
                                                                        -------------------     -------------
INVESTMENT INCOME
    Dividends                                                             $      397,073        $     794,629
    Interest                                                                     524,716              124,033
    Foreign taxes withheld                                                       (41,240)            (109,134)
                                                                          --------------        -------------
      Total investment income                                                    880,549              809,528
                                                                          --------------        -------------
EXPENSES
    Investment advisory fees                                                   1,870,272              511,592
    Administrative services fees                                                 291,362              103,113
    Shareholder servicing/Distribution fees                                      388,784
    Transfer agent fees                                                          314,630               29,606
    Printing fees                                                                 91,180               20,908
    Legal fees                                                                    76,917               38,253
    Registration fees                                                             69,156               39,678
    Custodian fees                                                                49,954               32,839
    Audit fees                                                                    31,980               17,405
    Directors fees                                                                18,674               17,616
    Insurance expense                                                              5,139                5,016
    Interest expense                                                               3,655                7,980
    Organizational costs                                                             738                   --
    Miscellaneous expense                                                          9,959                6,192
                                                                          --------------        -------------
                                                                               3,222,400              830,198
    Less: fees waived, expenses reimbursed and transfer agent offsets           (738,911)            (344,184)
                                                                          --------------        -------------
      Total expenses                                                           2,483,489              486,014
                                                                          --------------        -------------
         Net investment income (loss)                                         (1,602,940)             323,514
                                                                          --------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                       (64,187,925)          (6,386,543)
    Net realized gain (loss) from foreign currency transactions                   77,847             (245,662)
    Net change in unrealized appreciation (depreciation) from investments    (37,015,069)          (5,767,088)
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                               (9,534)              (4,790)
                                                                          --------------        -------------
    Net realized and unrealized loss from investments
      and foreign currency related items                                    (101,134,681)         (12,404,083)
                                                                          --------------        -------------
    Net decrease in net assets resulting from operations                  $ (102,737,621)       $ (12,080,569)
                                                                          ==============        =============

                                                                           INTERNATIONAL        INTERNATIONAL
                                                                            EQUITY FUND       SMALL COMPANY FUND
                                                                          --------------      ------------------
INVESTMENT INCOME
    Dividends                                                             $    7,887,106        $     426,561
    Interest                                                                   3,249,941              136,757
    Foreign taxes withheld                                                    (1,013,554)             (54,472)
                                                                          --------------        -------------
      Total investment income                                                 10,123,493              508,846
                                                                          --------------        -------------
EXPENSES
    Investment advisory fees                                                   6,098,136              463,524
    Administrative services fees                                               1,145,933               85,839
    Shareholder servicing/Distribution fees                                      592,613              105,346
    Transfer agent fees                                                          973,482              100,818
    Printing fees                                                                247,105               19,229
    Legal fees                                                                    62,348               35,687
    Registration fees                                                            104,208               47,795
    Custodian fees                                                               364,064               28,768
    Audit fees                                                                   119,682               15,625
    Directors fees                                                                19,726               16,964
    Insurance expense                                                             24,208                5,521
    Interest expense                                                             165,685                8,610
    Organizational costs                                                              --               12,191
    Miscellaneous expense                                                         21,986                5,512
                                                                          --------------        -------------
                                                                               9,939,176              951,429
    Less: fees waived, expenses reimbursed and transfer agent offsets            (29,391)            (298,282)
                                                                          --------------        -------------
      Total expenses                                                           9,909,785              653,147
                                                                          --------------        -------------
         Net investment income (loss)                                            213,708             (144,301)
                                                                          --------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                       (68,969,199)         (15,490,941)
    Net realized gain (loss) from foreign currency transactions               (1,994,630)             (26,983)
    Net change in unrealized appreciation (depreciation) from investments   (111,906,740)          (5,621,312)
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                             (202,315)              14,231
                                                                          --------------        -------------
    Net realized and unrealized loss from investments
      and foreign currency related items                                    (183,072,884)         (21,125,005)
                                                                          --------------        -------------
    Net decrease in net assets resulting from operations                  $ (182,859,176)       $ (21,269,306)
                                                                          ==============        =============

                                                                         EMERGING MARKETS       INTERNATIONAL
                                                                               FUND                 FUND
                                                                         ----------------       -------------
INVESTMENT INCOME
    Dividends                                                             $    1,215,594        $     695,445
    Interest                                                                     166,717               68,887
    Foreign taxes withheld                                                      (178,539)             (81,547)
                                                                          --------------        -------------
      Total investment income                                                  1,203,772              682,785
                                                                          --------------        -------------
EXPENSES
    Investment advisory fees                                                     730,932              466,287
    Administrative services fees                                                 116,258               53,216
    Shareholder servicing/Distribution fees                                      143,386              136,805
    Transfer agent fees                                                          143,667               76,624
    Printing fees                                                                 55,690                8,852
    Legal fees                                                                    58,930               23,704
    Registration fees                                                             72,786               44,444
    Custodian fees                                                                62,692               31,558
    Audit fees                                                                    24,738                7,733
    Directors fees                                                                17,876               (5,245)
    Insurance expense                                                              6,807                1,036
    Interest expense                                                              16,022                3,770
    Organizational costs                                                              --                   --
    Miscellaneous expense                                                         16,040                1,108
                                                                          --------------        -------------
                                                                               1,465,824              849,892
    Less: fees waived, expenses reimbursed and transfer agent offsets           (504,831)                  --
                                                                          --------------        -------------
      Total expenses                                                             960,993              849,892
                                                                          --------------        -------------
         Net investment income (loss)                                            242,779             (167,107)
                                                                          --------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                       (20,146,976)          (2,594,056)
    Net realized gain (loss) from foreign currency transactions                 (293,560)             (75,274)
    Net change in unrealized appreciation (depreciation) from investments      4,932,643           (9,800,945)
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                               89,480                   83
                                                                          --------------        -------------
    Net realized and unrealized loss from investments
      and foreign currency related items                                     (15,418,413)         (12,470,192)
                                                                          --------------        -------------
    Net decrease in net assets resulting from operations                  $  (15,175,634)       $ (12,637,299)
                                                                          ==============        =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    GLOBAL POST-VENTURE
                                                                       CAPITAL FUND
                                                              --------------------------------
                                                                   FOR THE        FOR THE
                                                                 YEAR ENDED      YEAR ENDED
                                                              OCTOBER 31, 2001 OCTOBER 31,2000
                                                              ---------------- ---------------
FROM OPERATIONS
  Net investment income (loss)                                 $  (1,602,940)  $  (1,073,160)
  Net realized gain (loss) from investments
    and foreign currency transactions                            (64,110,078)     (3,671,549)
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency translations           (37,024,603)    (17,453,340)
  Net increase (decrease) in net assets resulting from         -------------   -------------
    operations                                                  (102,737,621)    (22,198,049)
                                                               -------------   -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class Shares                                                   --              --
    Advisor Class Shares                                                  --              --
  Distributions from net realized gains
    Common Class Shares                                                   --      (1,914,397)
    Advisor Class Shares                                                  --         (15,707)
                                                               -------------   -------------
  Net decrease in net assets from dividends and distributions             --      (1,930,104)
                                                               -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                   115,690,007     280,571,617
  Exchange value of shares due to merger                                  --      90,509,223
  Reinvestment of dividends and distributions                             --       1,656,495
  Net asset value of shares redeemed                            (136,164,025)   (135,490,070)
    Net increase (decrease) in net assets from capital share   -------------   -------------
      transactions:                                              (20,474,018)    237,247,265
                                                               -------------   -------------
  Net increase (decrease) in net assets                         (123,211,639)    213,119,112

NET ASSETS
  Beginning of year                                              220,435,580       7,316,468
                                                               -------------   -------------
  End of year                                                  $  97,223,941   $ 220,435,580
                                                               =============   =============
UNDISTRIBUTED NET INVESTMENT INCOME                            $          --   $          --
                                                               =============   =============

                                                                       INTERNATIONAL                         INTERNATIONAL
                                                                         FOCUS FUND                           EQUITY FUND
                                                             -----------------------------------  ---------------------------------
                                                                   FOR THE           FOR THE          FOR THE           FOR THE
                                                                  YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                              OCTOBER 31, 2001   OCTOBER 31,2000  OCTOBER 31, 2001  OCTOBER 31,2000
                                                             ------------------ ----------------  ----------------  ---------------
FROM OPERATIONS
  Net investment income (loss)                                $        323,514   $       675,376    $      213,708  $       679,320
  Net realized gain (loss) from investments
    and foreign currency transactions                               (6,632,205)       11,162,263       (70,963,829)     201,999,400
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency translations              (5,771,878)       (6,310,471)     (112,109,055)    (203,766,776)
  Net increase (decrease) in net assets resulting from        ----------------   ---------------    --------------  ---------------
    operations                                                     (12,080,569)        5,527,168      (182,859,176)      (1,088,056)
                                                              ----------------   ---------------    --------------  ---------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class Shares                                               (570,780)         (444,718)       (4,774,513)      (6,691,499)
    Advisor Class Shares                                                    --                --           (92,078)        (449,429)
  Distributions from net realized gains
    Common Class Shares                                            (11,327,090)       (2,787,884)     (138,907,438)              --
    Advisor Class Shares                                           (35,277,367)               --       (35,277,367)              --
                                                              ----------------   ---------------    --------------  ---------------
  Net decrease in net assets from dividends and distributions      (11,897,870)       (3,232,602)     (179,051,396)      (7,140,928)
                                                              ----------------   ---------------    --------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                     139,586,480       207,100,571     1,786,249,028    3,134,024,802
  Exchange value of shares due to merger                                    --                --
  Reinvestment of dividends and distributions                       11,657,625         3,118,268       173,909,317        6,699,210
  Net asset value of shares redeemed                              (182,364,233)     (206,140,907)   (2,085,440,292)  (3,460,666,486)
    Net increase (decrease) in net assets from capital share  ----------------   ---------------    --------------  ---------------
      transactions:                                                (31,120,128)        4,077,932      (125,281,947)    (319,942,474)
                                                              ----------------   ---------------    --------------  ---------------
  Net increase (decrease) in net assets                            (55,098,567)        6,372,498      (487,192,519)    (328,171,458)

NET ASSETS
  Beginning of year                                                 85,755,812        79,383,314       874,349,064    1,202,520,522
                                                              ----------------   ---------------    --------------  ---------------
  End of year                                                 $     30,657,245   $    85,755,812    $  387,156,545  $   874,349,064
                                                              ================   ===============    ==============  ===============
UNDISTRIBUTED NET INVESTMENT INCOME                           $         41,522   $       567,872    $           --  $     4,862,639
                                                              ================   ===============    ==============  ===============

                 See Accompanying Notes to Financial Statements.

                                                                                             INTERNATIONAL
                                                                                           SMALL COMPANY FUND
                                                                                  -----------------------------------
                                                                                      FOR THE            FOR THE
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                  OCTOBER 31, 2001   OCTOBER 31, 2000
                                                                                  ----------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                                                     $    (144,301)    $     (315,624)
  Net realized loss from investments
    and foreign currency transactions                                                (15,517,924)        (7,986,027)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                                 (5,607,081)        (1,529,387)
                                                                                   -------------     --------------
    Net decrease in net assets resulting from operations                             (21,269,306)        (9,831,038)
                                                                                   -------------     --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                        --            (22,235)
  Distributions from net realized gains                                                       --         (1,988,783)
                                                                                   -------------     --------------
  Net decrease in net assets from dividends and distributions                                 --         (2,011,018)
                                                                                   -------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                       200,690,116        482,388,865
  Reinvestment of dividends and distributions                                                 --          1,830,186
  Net asset value of shares redeemed                                                (225,165,468)      (422,519,831)
                                                                                   -------------     --------------
    Net increase (decrease) in net assets from capital share transactions:           (24,475,352)        61,699,220
                                                                                   -------------     --------------
  Net increase (decrease) in net assets                                              (45,744,658)        49,857,164

NET ASSETS
  Beginning of year                                                                   70,341,813         20,484,649
                                                                                   -------------     --------------
  End of year                                                                      $  24,597,155     $   70,341,813
                                                                                   =============     ==============
  UNDISTRIBUTED NET INVESTMENT INCOME                                              $          --     $           --
                                                                                   =============     ==============

                See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

                                                                                              EMERGING
                                                                                             MARKETS FUND
                                                                                  -----------------------------------
                                                                                      FOR THE            FOR THE
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                  OCTOBER 31, 2001   OCTOBER 31, 2000
                                                                                  ----------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                                                     $     242,779      $    1,880,879
  Net realized gain (loss) from investments
    and foreign currency transactions                                                (20,440,536)         17,747,925
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                      5,022,123         (16,434,697)
                                                                                   -------------      --------------
  Net decrease in net assets resulting from operations                               (15,175,634)         3,194,107
                                                                                   -------------      --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class Shares                                                                 (172,535)                 --
    Institutional Class Shares                                                           (14,324)                 --
  Distributions from net realized gains
    Common Class Shares                                                                       --                  --
    Class A shares                                                                            --                  --
    Class B shares                                                                            --                  --
    Class C shares                                                                            --                  --
    Class D shares                                                                            --                  --
                                                                                   -------------      --------------
  Net decrease in net assets from dividends and distributions                           (186,859)                 --
                                                                                   -------------      --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                       201,187,077         341,488,567
  Exchange value of shares due to merger                                              11,405,954                  --
  Reinvestment of dividends and distributions                                            170,405           7,789,270
  Net asset value of shares redeemed                                                (217,339,275)       (356,911,101)
                                                                                   -------------      --------------
    Net increase (decrease) in net assets from capital share transactions:            (4,575,839)         (7,633,264)
                                                                                   -------------      --------------
  Net increase (decrease) in net assets                                              (19,938,332)         (4,439,157)

NET ASSETS
  Beginning of year                                                                   63,385,570          67,824,727
                                                                                   -------------      --------------
  End of year                                                                      $  43,447,238      $   63,385,570
                                                                                   -------------      --------------
  UNDISTRIBUTED NET INVESTMENT INCOME                                              $          --      $           --
                                                                                   =============      ==============

                                                                                         INTERNATIONAL FUND
                                                                                  -----------------------------------
                                                                                      FOR THE            FOR THE
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                  OCTOBER 31, 2001   OCTOBER 31, 2000
                                                                                  ----------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                                                     $    (167,107)     $     (321,277)
  Net realized gain (loss) from investments
    and foreign currency transactions                                                 (2,669,330)          4,160,486
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                     (9,800,862)         (5,204,744)
                                                                                   -------------      --------------
  Net decrease in net assets resulting from operations                               (12,637,299)         (1,365,535)
                                                                                   -------------      --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class Shares                                                                       --                  --
    Institutional Class Shares                                                                --                  --
  Distributions from net realized gains
    Common Class Shares                                                                   (9,584)                 --
    Class A shares                                                                    (3,155,230)         (6,041,311)
    Class B shares                                                                      (337,331)           (724,739)
    Class C shares                                                                       (12,608)                 --
    Class D shares                                                                      (300,508)           (266,755)
                                                                                   -------------      --------------
  Net decrease in net assets from dividends and distributions                         (3,815,261)         (7,032,805)
                                                                                   -------------      --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                        36,891,065          96,311,900
  Exchange value of shares due to merger                                                      --                  --
  Reinvestment of dividends and distributions                                          3,733,967           6,961,122
  Net asset value of shares redeemed                                                 (54,646,490)        (87,097,118)
                                                                                   -------------      --------------
    Net increase (decrease) in net assets from capital share transactions:           (14,021,458)         16,175,904)
                                                                                   -------------      --------------
  Net increase (decrease) in net assets                                              (30,474,018)         (7,777,564)

NET ASSETS
  Beginning of year                                                                   63,071,577          55,294,013
                                                                                   -------------      --------------
  End of year                                                                      $  32,597,559      $   63,071,577
                                                                                   -------------      --------------
  UNDISTRIBUTED NET INVESTMENT INCOME                                              $          --      $           --
                                                                                   =============      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                   2001               2000              1999             1998              1997
                                               ------------      -------------      -----------      -------------     ----------
PER-SHARE DATA
  Net asset value, beginning of period         $      27.67      $       19.25      $     10.53      $       11.15     $     9.86
                                               ------------      -------------      -----------      -------------     ----------
INVESTMENT OPERATIONS:
  Net investment loss                                 (0.21)(1)          (0.13)           (0.09)             (0.02)         (0.13)
  Net gain (loss) on investments and foreign
    currency related items (both
    realized and unrealized)                         (12.73)             11.35             8.84              (0.20)          1.42
                                               ------------      -------------      -----------      -------------     ----------
      Total from investment operations               (12.94)             11.22             8.75              (0.22)          1.29
                                               ------------      -------------      -----------      -------------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                   --                 --               --              (0.29)            --
  Distributions from net realized gains                  --              (2.80)           (0.03)             (0.11)            --
                                               ------------      -------------      -----------      -------------     ----------
      Total dividends and distributions                  --              (2.80)           (0.03)             (0.40)            --
                                               ------------      -------------      -----------      -------------     ----------
NET ASSET VALUE, END OF PERIOD                 $      14.73      $       27.67      $     19.25      $       10.53     $    11.15
                                               ============      =============      ===========      =============     ==========
      Total return                                   (46.77)%            60.22%           83.36%             (1.91)%        13.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $     94,322      $     211,822      $     7,263      $       3,661     $    3,197
    Ratio of expenses to average net assets(2)         1.65%              1.67%            1.66%              1.65%          1.66%
    Ratio of net investment loss to average
      net assets                                      (1.06)%            (0.77)%          (0.61)%            (1.01)%        (0.96)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements.                                  0.49%              0.44%            2.07%              3.90%          6.48%
Portfolio turnover rate                                 138%                96%             240%               187%           207%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrange-ments resulted in a reduction to the Common Class shares' expenses by .00%, .02%, .01%, .00% and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' expense ratios after reflecting these arrangements were 1.65% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                   2001               2000              1999             1998              1997
                                               ------------      -------------      -----------      -------------     ----------
PER-SHARE DATA
  Net asset value, beginning of period         $      27.36      $       19.09     $      10.46      $       11.11     $     9.85
                                               ------------      -------------      -----------      -------------     ----------
INVESTMENT OPERATIONS:
  Net investment income                               (0.25)(1)          (0.16)           (0.12)(1)          (0.15)         (0.15)
  Net gain (loss) on investments and foreign
    currency related items (both
    realized and unrealized)                         (12.59)             11.24             8.78              (0.11)          1.41
                                               ------------      -------------      -----------      -------------     ----------
      Total from investment operations               (12.84)             11.08             8.66              (0.26)          1.26
                                               ------------      -------------      -----------      -------------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                   --                 --               --              (0.28)            --
  Distributions from net realized gains                  --              (2.81)           (0.03)             (0.11)            --
                                               ------------      -------------      -----------      -------------     ----------
      Total dividends and distributions                  --              (2.81)           (0.03)             (0.39)            --
                                               ------------      -------------      -----------      -------------     ----------
NET ASSET VALUE, END OF PERIOD                 $      14.52      $       27.36     $      19.09      $       10.46     $    11.11
                                               ============      =============      ===========      =============     ==========
      Total return                                   (46.93)%            59.94%           83.06%             (2.31)%        12.79%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $      2,858      $       8,614     $         54      $           1     $        1
    Ratio of expenses to average net assets(2)         1.90%              1.92%            1.91%              1.90%          1.90%
    Ratio of net investment loss to average
      net assets                                      (1.30)%            (1.02)%          (1.24)%            (1.26)%        (1.15)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements.                                  0.48%              0.44%            1.27%             45.95%         11.16%
Portfolio turnover rate                                 138%                96%             240%               187%           207%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' expenses by .00%, .02%, .01%, .00% and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.90% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               --------------------------------------------------------------------------------
                                                   2001               2000              1999            1998           1997(1)
                                               ------------      -------------      -----------     -------------    ----------
PER-SHARE DATA
  Net asset value, beginning of period         $      14.98      $       14.78      $     10.78     $       11.06    $    10.00
                                               ------------      -------------      -----------     -------------    ----------

INVESTMENT OPERATIONS:
  Net investment income                                0.12               0.11             0.09              0.27          0.08
  Net gain (loss) on investments and foreign
    currency related items (both
    realized and unrealized)                          (3.05)              0.66             4.02             (0.06)         0.98
                                               ------------      -------------      -----------     -------------    ----------
      Total from investment operations                (2.93)              0.77             4.11              0.21          1.06
                                               ------------      -------------      -----------     -------------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                (0.12)             (0.08)           (0.11)            (0.24)           --
  Distributions from net realized gains               (2.34)             (0.49)              --             (0.25)           --
                                               ------------      -------------      -----------     -------------    ----------
      Total dividends and distributions               (2.46)             (0.57)           (0.11)            (0.49)           --
                                               ------------      -------------      -----------     -------------    ----------
NET ASSET VALUE, END OF PERIOD                 $       9.59      $       14.98      $     14.78     $       10.78    $    11.06
                                               ============      ============       ===========     =============    ==========
      Total return                                   (23.13)%             4.90%           38.52%             2.26%        10.60%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $     30,657      $      85,756      $    79,383     $      39,021    $    4,796
    Ratio of expenses to average net assets(3)         0.95%              0.97%            0.96%             0.95%         0.95%(4)
    Ratio of net investment income to average
      net assets                                       0.63%              0.65%            0.92%             1.50%         1.18%(4)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements.                                  0.66%              0.48%            0.55%             1.09%         6.69%(4)
Portfolio turnover rate                                 166%               146%             151%              116%           30%

----------
(1)  For the period March 31, 1997 (inception date) through October 31, 1997.

(2)  Non-annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .00%, .02%, .01%, .00% and .00% for the years ended October 31, 2001, 2000, 1999, 1998 and for the period ended October 31, 1997, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .95% for the years ended October 31, 2001, 2000, 1999, 1998, and for the period ended October 31, 1997, respectively.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements

CREDIT SUISSE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               ------------------------------------------------------------------------------------
                                                   2001               2000              1999             1998               1997
                                               ------------      -------------      -----------      -------------     ------------
PER-SHARE DATA
  Net asset value, beginning of period         $      20.07      $       21.88      $     16.64      $       20.76     $      20.69
                                               ------------      -------------      -----------      -------------     ------------

INVESTMENT OPERATIONS:
  Net investment income                                0.04               0.03             0.13               0.12(1)          0.04
  Net gain (loss) on investments and foreign
    currency related items (both
    realized and unrealized)                          (4.50)             (1.68)            5.11              (1.38)            0.88
                                               ------------      -------------      -----------      -------------     ------------
      Total from investment operations                (4.46)             (1.65)            5.24              (1.26)            0.92
                                               ------------      -------------      -----------      -------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                (0.15)             (0.16)              --              (0.14)           (0.11)
  Distributions from net realized gains               (4.33)                --               --              (2.72)           (0.74)
                                               ------------      -------------      -----------      -------------     ------------

      Total dividends and distributions               (4.48)             (0.16)              --              (2.86)           (0.85)

NET ASSET VALUE, END OF PERIOD                 $      11.13      $       20.07      $     21.88      $       16.64     $      20.76
                                               ============      =============      ===========      =============     ============

      Total return                                   (28.07)%            (7.68)%          31.49%             (6.12)%           4.54%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $    312,571      $     708,317      $   970,531      $   1,283,673     $  2,312,042
    Ratio of expenses to average net assets(2)         1.53%              1.42%            1.44%              1.36%            1.33%
    Ratio of net investment income to average
      net assets                                       0.14%              0.15%            0.59%              0.65%            0.56%
Portfolio turnover rate                                 127%               113%             116%                95%              62%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .00%, .02%, .01%, .00%, and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.53%, 1.40, 1.43, 1.36%, and 1.32% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               ------------------------------------------------------------------------------------
                                                   2001               2000              1999             1998               1997
                                               ------------      -------------      -----------      -------------     ------------
PER-SHARE DATA
  Net asset value, beginning of period         $      19.75      $       21.54      $     16.47      $       20.54     $      20.50
                                               ------------      -------------      -----------      -------------     ------------

INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.07)             (0.12)            0.03              0.041             0.04
  Net gain (loss) on investments and foreign
    currency related items (both
    realized and unrealized)                          (4.39)             (1.63)            5.04              (1.36)            0.78
                                               ------------      -------------      -----------      -------------     ------------
      Total from investment operations                (4.46)             (1.75)            5.07              (1.32)            0.82
                                               ------------      -------------      -----------      -------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                (0.01)             (0.04)              --              (0.03)           (0.04)
  Distributions from net realized gains               (4.33)                --               --              (2.72)           (0.74)
                                               ------------      -------------      -----------      -------------     ------------
      Total dividends and distributions               (4.34)             (0.04)              --              (2.75)           (0.78)

NET ASSET VALUE, END OF PERIOD                 $      10.95      $       19.75      $     21.54      $       16.47     $      20.54
                                               ============      =============      ===========      =============     ============
      Total return                                   (28.39)%            (8.15)%          30.78%             (6.49)%           4.04%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $     74,585      $     166,032      $   231,990      $     300,266     $    500,473
    Ratio of expenses to average net assets(2)         2.03%              1.92%            1.94%              1.76%            1.76%
    Ratio of net investment income (loss) to
      average net assets                              (0.38)%            (0.34)%           0.14%              0.21%            0.15%
Portfolio turnover rate                                 127%               113%             116%                95%              62%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' expenses by .00%, .02%, .01%, .00%, and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 2.03%, 1.90%, 1.93%, 1.76%, and 1.75% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)

                                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                                 ---------------------------------------------------------------
PER-SHARE DATA                                                        2001             2000               1999          1998(1)
                                                                 -------------      -----------      -------------    ---------
  Net asset value, beginning of period                           $       24.78      $     22.14      $        8.61    $   10.00
                                                                 -------------      -----------      -------------    ---------
INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (0.08)           (0.08)             (0.02)        0.01
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                        (10.36)            4.05              13.55        (1.40)
                                                                 -------------      -----------      -------------    ---------
      Total from investment operations                                  (10.44)            3.97              13.53        (1.39)
                                                                 -------------      -----------      -------------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                                      --            (0.02)                --           --
  Distributions from net realized gains                                     --            (1.31)                --           --
                                                                 -------------      -----------      -------------    ---------
      Total dividends and distributions                                     --            (1.33)                --           --
                                                                 -------------      -----------      -------------    ---------
NET ASSET VALUE, END OF PERIOD                                   $       14.34      $     24.78      $       22.14    $    8.61
                                                                 =============      ===========      =============    =========
      Total return                                                     (42.13)%           17.16%            157.14%      (13.90)%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)                       $      24,597      $    70,342      $      20,485    $   1,242
    Ratio of expenses to average net assets(3)                            1.56%            1.57%              1.56%        1.55%(4)
    Ratio of net investment income (loss) to average
      net assets                                                        (0.34)%           (0.31)%            (0.34)%       0.38%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                       0.70%            0.45%              2.16%       11.50%(4)
Portfolio turnover rate                                                    106%             211%               274%          61%

----------
(1) For the period May 29, 1998 (inception date) through October 31, 1998.

(2) Non-annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .01%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and for the period ended October 31, 1998, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.55% for the years ended October 31, 2001, 2000, 1999, and the period ended October 31, 1998, respectively.

(4) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
PER-SHARE DATA                                     2001               2000              1999             1998             1997
                                               ------------      -------------      -----------      -------------     ----------
  Net asset value, beginning of period         $       9.03      $        9.27      $      6.59      $       10.82     $    12.19
                                               ------------      -------------      -----------      -------------     ----------
INVESTMENT OPERATIONS:
  Net investment income                                0.04               0.04             0.05               0.11           0.04
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                    (2.46)             (0.28)            2.63              (3.86)         (1.34)
                                               ------------      -------------      -----------      -------------     ----------
      Total from investment operations                (2.42)             (0.24)            2.68              (3.75)         (1.30)
                                               ------------      -------------      -----------      -------------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                (0.03)                --               --              (0.04)         (0.03)
  Distributions from net realized gains                  --                 --               --              (0.44)         (0.04)
                                               ------------      -------------      -----------      -------------     ----------
      Total dividends and distributions               (0.03)                --               --              (0.48)         (0.07)
                                               ------------      -------------      -----------      -------------     ----------
NET ASSET VALUE, END OF PERIOD                 $       6.58      $        9.03      $      9.27      $        6.59     $    10.82
                                               ============      =============      ===========      =============     ==========
      Total return                                   (26.92)%             2.59%           40.67%            (35.95)%       (10.71)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $     40,463      $      60,482      $    67,783      $      60,189     $  155,806
    Ratio of expenses to average net assets(1)         1.65%              1.67%            1.66%              1.65%          1.66%
    Ratio of net investment income to average
      net assets                                       0.41%              0.44%            0.55%              1.00%          0.24%
    Decrease reflected in above
      operating expense
      ratios due to waivers/reimbursements             0.86%              0.79%            0.73%              0.63%          0.46%
Portfolio turnover rate                                 188%               232%             196%               126%            92%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .00%, .02%, .01%, .00%, and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.65% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
PER-SHARE DATA                                     2001               2000              1999             1998             1997
                                               ------------      -------------      -----------      -------------     ----------
  Net asset value, beginning of period         $       8.78      $        9.03      $      6.44      $       10.87     $    12.21
                                               ------------      -------------      -----------      -------------     ----------

INVESTMENT OPERATIONS:
  Net investment income                                  --(1)            0.07             0.04               0.21             --
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                    (2.37)             (0.32)            2.55              (4.16)         (1.33)
                                               ------------      -------------      -----------      -------------     ----------
      Total from investment operations                (2.37)             (0.25)            2.59              (3.95)         (1.33)
                                               ------------      -------------      -----------      -------------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                   --                 --               --              (0.04)            --
  Distributions from net realized gains                  --                 --               --              (0.44)         (0.01)
                                               ------------      -------------      -----------      -------------     ----------
      Total dividends and distributions                  --                 --               --              (0.48)         (0.01)
                                               ------------      -------------      -----------      -------------     ----------
NET ASSET VALUE, END OF PERIOD                 $       6.41      $        8.78      $      9.03      $        6.44     $    10.87
                                               ============      =============      ===========      =============     ==========
      Total return                                   (26.99)%            (2.77)%          40.22%            (37.71)%       (10.94)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $      1,331      $          67      $        42      $          26     $      266
    Ratio of expenses to average net assets(2)         1.91%              1.92%            1.91%              1.90%          1.90%
    Ratio of net investment income (loss)
      to average net assets                           (0.07)%             0.29%            0.81%              1.01%         (0.09)%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements     0.90%              0.75%            0.80%              0.94%          0.58%
      Portfolio turnover rate                        188.37%               232%             196%               126%            92%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' expenses by .01%, .02%, .01%, .00%, and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.90% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Share of the Fund Outstanding Throughout Each Period)

                                               FOR THE YEAR ENDED OCTOBER 31,
                                               -------------------------------
                                                   2001             2000(1)
                                               ------------      -------------
PER SHARE DATA
  Net asset value, beginning of period         $       9.05      $       14.26
                                               ------------      -------------
INVESTMENT OPERATIONS:
  Net investment income                                0.06(2)            0.07
  Net loss on investments and foreign
    currency related items
    (both realized and unrealized)                    (2.45)             (5.28)
                                               ------------      -------------
      Total from investment operations                (2.39)             (5.21)
                                               ------------      -------------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                (0.06)               --
                                               ------------      -------------
      Total dividends and distributions               (0.06)               --
                                               ------------      -------------
  NET ASSET VALUE, END OF PERIOD               $       6.60      $        9.05
                                               ============      =============

      Total return                                   (26.61)%           (36.54)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $      1,653      $       2,837
    Ratio of expenses to average net assets(4)         1.35%              1.37%(5)
    Ratio of net investment income to average
      net assets                                       0.69%              0.70%(5)
    Decrease reflected in above
      operating expense
      ratios due to waivers/reimbursements             0.83%              0.77%(5)
Portfolio turnover rate                              188.37%               232%

----------
(1) For the period February 11, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Institutional Class shares' expenses by .00% and .02% for the year ended October 31, 2001 and the period ended October 31, 2000, respectively. The Institutional Class shares' operating expense ratios after reflecting these arrangements was 1.35% for the year ended October 31, 2001, and the period ended October 31, 2000, respectively.

(5) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)

                                               FOR THE YEAR ENDED OCTOBER 31,
                                               -------------------------------
                                                   2001             2000(1)
                                               ------------      -------------
PER SHARE DATA
  Net asset value, beginning of period         $      12.05      $       13.05
                                               ------------      -------------

INVESTMENT OPERATIONS:
  Net investment income (loss)(2)                     (0.05)(2)          (0.11)
  Net loss on investments and foreign
    currency related items
    (both realized and unrealized)                    (2.79)             (0.89)
                                               ------------      -------------
      Total from investment operations                (2.84)             (1.00)
                                               ------------      -------------
LESS DISTRIBUTIONS:
  Distributions from net realized gains               (0.77)               --
                                               ------------      -------------
NET ASSET VALUE, END OF PERIOD                 $       8.44      $       12.05
                                               ============      =============

      Total return                                   (24.87)%            (7.66)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)     $        181      $         138
    Ratio of expenses to average net assets            1.90%              1.63%(4)
    Ratio of net investment loss to
      average net assets                              (0.49)%            (0.87)%(4)
Portfolio turnover rate                                  48%                45%

----------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Non-annualized.

(4) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class D Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE YEAR ENDED OCTOBER 31,
                                               ------------------------------------------------
                                                   2001               2000            1999(1)
                                               ------------      -------------      -----------
PER-SHARE DATA
  Net asset value, beginning of period         $      12.09      $       14.02      $     12.69
                                               ------------      -------------      -----------
INVESTMENT ACTIVITIES:
  Net investment income (loss)(2)                     (0.01)              0.02            (0.14)
  Net gain (loss) on investments and foreign
    currency related items (both realized
    and unrealized)                                   (2.82)             (0.17)            1.47
                                               ------------      -------------      -----------
    Total from investment activities                  (2.83)             (0.15)            1.33
                                               ------------      -------------      -----------
LESS DISTRIBUTIONS:
  Distributions from net realized gains               (0.77)             (1.78)            0.00
                                               ------------      -------------      -----------
      Total dividends and distributions               (0.77)             (1.78)            0.00
                                               ------------      -------------      -----------
NET ASSET VALUE, END OF PERIOD                 $       8.49      $       12.09      $     14.02
                                               ============      =============      ===========
    Total return                                     (24.70)%            (1.70)%          10.48%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)             $      3,094      $       4,738      $     1,586
    Ratio of expenses to average
    net assets                                         1.55%              1.50%            1.90%(4)
    Ratio of net investment income
      (loss) to average net assets                    (0.10)%             0.18%           (1.14)%(4)
    Decrease reflected in above
      operating expense
      ratios due to waivers/reimbursements             0.00%              0.00%            0.04%(4)
  Portfolio turnover rate                             48.24%             45.20%           82.00%

----------
(1)  For the period May 13, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3)  Non-annualized.

(4)  Annualized.

                See Accompanying Notes to Financial Statements

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Global Post-Venture Capital Fund ("Global Post-Venture Capital"), the Credit Suisse International Focus Fund ("International Focus"), the Credit Suisse International Equity Fund ("International Equity"), the Credit Suisse International Small Company Fund ("International Small Company"), each a Maryland Corporation, and the Credit Suisse International Fund ("International"), a series of the Credit Suisse Opportunity Funds, a Delaware business Trust, are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies, and the Credit Suisse Emerging Markets Fund ("Emerging Markets"), a Maryland Corporation, is registered under the 1940 Act as a non-diversified, open-end management investment company (each, a "Fund" and collectively, the "Funds").

   The Funds changed their legal names during the most recent fiscal year. A comparison of the old names and the new names, which is effective on December 12, 2001, is presented below:

 OLD NAME                                                                 NEW NAME
 --------                                             ----------------------------------------------
 Warburg Pincus Global Post-Venture Capital Fund      Credit Suisse Global Post-Venture Capital Fund
 Warburg Pincus Major Foreign Markets Fund            Credit Suisse International Focus Fund
 Warburg Pincus International Equity Fund             Credit Suisse International Equity Fund
 Warburg Pincus International Small Company Fund      Credit Suisse International Small Company Fund
 Warburg Pincus Emerging Markets Fund                 Credit Suisse Emerging Markets Fund
 DLJ International Equity Fund                        Credit Suisse International Fund

   Investment objectives for each Fund are as follows: International Focus and International Equity seek long-term capital appreciation; International Small Company seeks capital appreciation; Emerging Markets seeks growth of capital; and Global Post-Venture Capital and International seek long-term growth of capital.

   Emerging Markets offers three classes of shares, one class being referred to as the Common Class, one class being referred to as the Advisor Class, and one class being referred to as the Institutional Class. International Equity offered Common Class and Advisor Class shares. Global Post-Venture Capital offered the Common Class shares, Advisor Class shares, Class A, Class B, and Class C shares. International Focus and International Small Company offered only the Common Class. International offered Common Class, Class A, Class B, Class C and Class D shares. Each class of shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for International Small Company, Emerging Markets and Global Post-Venture Capital bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of
 .25% of the average daily net asset value of each Fund's Common Class shares. Common Class shares of International Equity and Institutional Class shares of Emerging Markets are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the relevant Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. Common Class shares of International bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of up to .25% of the average daily net assets of the Fund's common class shares. Class A shares are sold with a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distributions at an annual rate of up to .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of up to 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distributions at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares. Class D shares are sold exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees. Results for Class A, Class B, and Class C shares are contained in a separate book.

   Effective December 12, 2001, the classes offered by the following Funds changed as follows: Emerging Markets closed the Common and the Institutional Classes to new investors and closed the Advisor Class to new investments. International Focus closed the Common Class to new investors. International closed the Common and Class D shares to new investors. Emerging Markets began offering Class A shares. International Focus began offering Class A, Class B and Class C shares to investors. The expenses beared by these new share classes are unchanged from those previously listed.

   Effective as of the close of business on April 6, 2001, Emerging Markets acquired all of the net assets of the Credit Suisse Warburg Pincus Developing Markets Fund ("Developing Markets") in a tax-free exchange of shares. The shares exchanged were 1,258,747 shares (valued at $9,679,768) of the Common Class of Emerging Markets for 1,333,301 shares of Class A of Developing Markets, 3,190 shares (valued at $24,532) of the Common Class of Emerging Markets for 3,384 shares of the Common Class of Developing Markets, 224,723 shares (valued at $1,683,178) of the Advisor Class of Emerging Markets for 241,489 shares of Class B of Developing Markets and 2,467 shares (valued at $18,476) of the Advisor of Emerging Markets for 2,655 shares of Class C of Developing Markets. The Developing Markets net assets of $11,401,894 at that date, which consisted of $2,808,147 of unrealized depreciation, were combined with those of Emerging Markets. The aggregate net assets of Developing Markets and Emerging Markets immediately before the acquisition were $11,401,894 and $53,949,046, respectively and the combined net assets of Emerging Markets after the acquisition were $65,350,940.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   Global Post-Venture Capital initially values its investments in private-equity portfolios at cost. After that, the Fund values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Fund's sub-investment adviser, generally receives on a quarterly basis. The Fund's net asset value typically will not reflect interim changes in the values of its private-equity-portfolio investments.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   At October 31, 2001, capital contributions, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and foreign currency transactions and current period dividends and distributions have been adjusted for current period permanent book/tax treatments of foreign currency and foreign taxes on capital gains. Global Post-Venture Capital, International Focus, International Equity, International Small Company, Emerging Markets and International reclassified $77,847, $(281,513), $(2,523,404), $(26,983), $(293,560) and $(75,274), respectively, from accumulated net realized gain (loss) on investments and foreign currency transactions to accumulated undistributed net investment income (loss). Global Post-Venture Capital, International Equity, International Small Company, Emerging Markets and International reclassified $(1,525,093),

$(2,313,648), $(171,284), $(51,855) and $(242,381), respectively from accumulated undistributed net investment loss to capital contributions. International Equity and International reclassified $(35,955) and $(24,793) from accumulated net realized gain (loss) on investment and foreign currency transactions to capital contributions. Emerging Markets reclassified $2,799,973 from net unrealized appreciation from investments and foreign currency translations to capital contributions. Net investment income, net realized gain
(loss) on investments and net assets were not affected by these reclassifications.

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, The Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment. These deposits are not collateralized.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2001 the Funds had open forward foreign currency contracts:

INTERNATIONAL FOCUS FUND:

                                        EXPIRATION            FORWARD CURRENCY        CONTRACT        CONTRACT       UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT          DATE                  TO BE SOLD            AMOUNT          VALUE         GAIN (LOSS)
---------------------------------       ----------            ----------------       -----------     -----------     ------------
Japanese Yen                            1/11/02                 61,500,000           $  512,898      $  504,690        $  8,208
Japanese Yen                            1/11/02                269,500,000            2,187,944       2,211,608         (23,664)
                                                                                     ----------      ----------        --------
                                                                                     $2,700,842      $2,716,298        $(15,456)
                                                                                     ----------      ----------        --------

INTERNATIONAL EQUITY FUND:

                                        EXPIRATION            FORWARD CURRENCY        CONTRACT        CONTRACT       UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT          DATE                  TO BE SOLD            AMOUNT          VALUE         GAIN (LOSS)
---------------------------------       ----------            ----------------       -----------     -----------     ------------
Japanese Yen                            1/11/02                3,298,000,000         $26,774,914     $27,064,497     $ (289,583)
Japanese Yen                            1/11/02                  719,000,000           5,996,316       5,900,356         95,960
                                                                                     -----------     -----------     ----------
                                                                                     $32,771,230     $32,964,853     $ (193,623)
                                                                                     -----------     -----------     ----------

   I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. Each Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less-developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds' access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Funds to increased volatility or substantial declines in value.

   The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

   Costs incurred in connection with the organization and offering of shares have been deferred and are being amortized over a period of five years and one year, respectively, from the date each Fund commenced its operations.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation , a wholly-owned subsidiary of DLJ, served as adviser to International. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, currently serves as each Fund's investment adviser. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

 FUND                                                    ANNUAL RATE
 ----                                          --------------------------------
 Global Post-Venture Capital                  1.25% of average daily net assets
 International Focus                          1.00% of average daily net assets
 International Equity                         1.00% of average daily net assets
 International Small Company                  1.10% of average daily net assets
 Emerging Markets                             1.25% of average daily net assets
 International                                1.00% of average daily net assets

   For the year ended October 31, 2001, investment advisory fees and waivers were as follows:

                                           GROSS                                  NET
FUND                                   ADVISORY FEE         WAIVER            ADVISORY FEE
----                                   ------------         ------            ------------
Global Post-Venture Capital             $1,870,272        $(731,482)           $1,138,790
International Focus                        511,592         (339,929)              171,663
International Equity                     6,098,136               --             6,098,136
International Small Company                463,524         (293,309)              170,215
Emerging Markets                           730,932         (501,995)              228,937
International                              466,287               --               466,287

   Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for Global Post-Venture Capital's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by Global Post-Venture Capital to Abbott for its sub-investment advisory services.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to International without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the year ended October 31, 2001, administrative services fees earned by CSAMSI were as follows:

FUND                                        CO-ADMINISTRATION FEE
----                                        ---------------------
Global Post-Venture Capital                       $149,622
International Focus                                 51,160
International Equity                               609,814
International Small Company                         42,138
Emerging Markets                                    55,922
International                                       32,136

   For its administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
------------------------                       --------------------------------
First $500 million                             .11% of average daily net assets
Next $1 billion                                .09% of average daily net assets
Over $1.5 billion                              .07% of average daily net assets

   Effective February 5, 2001, for its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

 AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
 ------------------------                       --------------------------------
 First $500 million                             .08% of average daily net assets
 Next $1 billion                                .07% of average daily net assets
 Over $1.5 billion                              .06% of average daily net assets

   For the year ended October 31, 2001, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                                                NET
FUND                                 CO-ADMINISTRATION FEE   WAIVER    CO-ADMINISTRATION FEE
----                                 ---------------------   ------    ---------------------
Global Post-Venture Capital                  $141,740        $     0       $141,740
International Focus                            51,953              0         51,953
International Equity                          536,119              0        536,119
International Small Company                    43,701         (2,587)        41,114
Emerging Markets                               60,336              0         60,336
International                                  21,080              0         21,080

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of
 .25% of the average daily net assets of the Common Class shares of International Small Company, Emerging Markets, and Global Post-Venture Capital. For the
Advisor Class shares of International Equity, Emerging Markets, and Global Post-Venture, the fee is calculated at an annual rate of .50% of average daily net assets. For the Class A shares of Global Post-Venture Capital the fee is calculated at an annual rate of .25% of the average daily net assets of Class A shares. For the Class B and Class C shares the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares respectively. For the Common and Class A shares of International, the fee is calculated at an annual rate of up to .25% of daily net assets, for the Class B and Class C shares of International, the fee is calculated at an annual rate of up to 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. Prior to December 18, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as the distributor of the shares of International.

   For the year ended October 31, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                        SHAREHOLDER SERVICING/
FUND                                       DISTRIBUTION FEE
----                                    ----------------------
Global Post-Venture Capital
 Common Class                                $359,329
 Advisor Class                                 29,447
 Class A                                            1
 Class B                                            2
 Class C                                            5
                                             --------
                                             $388,784
                                             ========
International Equity
 Advisor Class Shares                        $592,613
                                             ========
International Small Company
 Advisor Class Shares                        $105,346
                                             ========
Emerging Markets
 Common Class                                $138,612
                                             --------
 Advisor Class                                  4,774
                                             ========
                                             $143,386

                                        SHAREHOLDER SERVICING/
FUND                                       DISTRIBUTION FEE
----                                    ----------------------
International
 Class A                                     $ 96,048
 Class B                                       38,587
 Class C                                        1,776
 Common Class                                     394
                                             --------
                                             $136,805
                                             ========

   For the year ended October 31, 2001, CSAMSI and its affiliates advised International that it retained $7,376 from commissions earned on the sale of International's shares.

   Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the year ended October 31, 2001, the following Funds received credits or reimbursements under this arrangement:

FUND                                         AMOUNT
----                                         ------
Global Post-Venture Capital                  $7,429
International Focus                           4,255
International Equity                         29,391
International Small Company                   2,386
Emerging Markets                              2,836
International                                    --

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2001, the Funds reimbursed CSAM the following amounts, which are included in the Fund's transfer agent expense:

FUND                                           AMOUNT
----                                           ------
Global Post-Venture Capital                  $167,839
International Focus                             3,954
International Equity                          514,969
International Small Company                    51,851
Emerging Markets                               74,036
International                                   3,960

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended October 31, 2001, Merrill was paid by the Funds for its services as follows:

 FUND                                          AMOUNT
 ----                                          ------
 Global Post-Venture Capital                  $26,084
 International Focus                            9,015
 International Equity                          18,955
 International Small Company                    7,543
 Emerging Markets                              13,521
 International                                 24,889

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Prior Credit Facility, which is allocated among the New Participating Funds in such manner as was determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At October 31, 2001, there were no loans outstanding for any of the Funds under either the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2001, the following Funds had borrowings under the Prior Credit Facility and/or the New Credit Facility:

                                                 AVERAGE       MAXIMUM
                              AVERAGE DAILY      INTEREST    DAILY LOAN
FUND                          LOAN BALANCE        RATE%      OUTSTANDING
----                          -------------      --------    -----------
Global Post-Venture Capital     $ 25,690           5.60       $2,558,000
International Focus              163,805           4.98        5,449,000
International Small Company      157,386           5.29        3,193,000
Emerging Markets                 189,638           4.81        2,798,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                         PURCHASES       SALES
----                                         ---------       ------
Global Post-Venture Capital               $195,755,781       $199,386,335
International Focus                         64,228,447        107,574,858
International Equity                       681,053,053        820,047,903
International Small Company                 41,586,693         61,973,243
Emerging Markets                            99,757,660        108,649,186
International                               10,292,854         25,028,586

   At October 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

FUND                         APPRECIATION       DEPRECIATION       TOTAL
----                         ------------       ------------       -----
Global Post Venture          $9,383,185         $(18,124,699)      $(8,741,514)
International Focus           1,569,653           (3,045,535)       (1,475,882)
International Equity         18,584,116          (78,659,597)      (60,075,481)
International Small Co.       2,275,078           (7,283,293)       (5,008,215)
Emerging Markets              2,768,517           (7,728,681)       (4,960,164)
International Fund            3,197,978           (7,932,662)       (4,734,684)

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each Fund (except Emerging Markets, Global Post-Venture Capital and International) is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares of each Fund are classified as Advisor Class shares and one billion shares are classified as Common Class shares. Emerging Markets is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, one billion are classified as Advisor shares, and one billion are classified as Institutional shares. Global Post-Venture Capital is authorized to issue six billion full and fractional shares of common stock, $.001 par value, of which one billion are classified as Common shares, two billion are classified as Advisor shares, one billion are designated as Class A shares, one billion are designated as Class B and one billion are classified as Class C shares. International is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in classes of each Fund were as follows:

                                                  GLOBAL POST-VENTURE CAPITAL
                                  ----------------------------------------------------------
                                                          COMMON CLASS
                                  ----------------------------------------------------------
                                           FOR THE                          FOR THE
                                          YEAR ENDED                      YEAR ENDED
                                       OCTOBER 31, 2001                OCTOBER 31, 2000
                                  ---------------------------     --------------------------
                                    SHARES          VALUE           SHARES         VALUE
                                  ----------     ------------     ----------    ------------
Shares sold                        5,385,909     $106,536,802      9,113,501    $273,832,742
Shares exchanged due to merger            --               --      2,547,701      85,282,770
Shares issued in reinvestment
  of distributions                        --               --         67,715       1,654,263
Shares redeemed                   (6,640,566)    (125,249,330)    (4,450,270)   (133,359,377)
                                  ----------     ------------     ----------    ------------
Net increase (decrease)           (1,254,657)    $(18,712,528)     7,278,647    $227,410,398
                                  ==========     ============     ==========    ============

                                                  GLOBAL POST-VENTURE CAPITAL
                                  ----------------------------------------------------------
                                                          ADVISOR CLASS
                                  ----------------------------------------------------------
                                           FOR THE                          FOR THE
                                          YEAR ENDED                      YEAR ENDED
                                       OCTOBER 31, 2001                OCTOBER 31, 2000
                                  ---------------------------     --------------------------
                                    SHARES          VALUE           SHARES         VALUE
                                  ----------     ------------     ----------    ------------
Shares sold                         510,011      $  9,108,888       225,968     $  6,738,875
Shares exchanged due to merger           --                --       157,637        5,226,453
Shares issued in reinvestment
  of distributions                       --                --            92            2,232
Shares redeemed                    (627,955)      (10,914,695)      (71,708)      (2,130,693)
                                  ---------      ------------     ---------     ------------
Net increase (decrease)            (117,944)     $ (1,805,807)      311,989     $  9,836,867
                                  =========      ============     =========     ============

                                   GLOBAL POST-VENTURE CAPITAL    GLOBAL POST-VENTURE CAPITAL
                                  ----------------------------    ---------------------------
                                             CLASS A                        CLASS B
                                  ---------------------------     ---------------------------
                                             FOR THE                        FOR THE
                                           PERIOD ENDED                   PERIOD ENDED
                                         OCTOBER 31, 2001(1)              OCTOBER 31, 2001(1)
                                  ---------------------------     ---------------------------
                                     SHARES           VALUE          SHARES           VALUE
                                  -----------      ----------     -----------       ---------
Shares sold                               67         $  1,142              67        $  1,150
                                  ----------       ----------     -----------       ---------
Net increase                              67         $  1,142              67        $  1,150
                                  ==========       ==========     ===========       =========

                                   GLOBAL POST-VENTURE CAPITAL
                                  ----------------------------
                                             CLASS C
                                  ---------------------------
                                             FOR THE
                                           PERIOD ENDED
                                         OCTOBER 31, 2001(1)
                                  ---------------------------
                                     SHARES          VALUE
                                  -----------      ----------
Shares sold                             2,861      $  42,025
                                  -----------      ---------
Net increase                            2,861      $  42,025
                                  ===========      =========

                                                        INTERNATIONAL FOCUS
                                  ---------------------------------------------------------------
                                                             COMMON CLASS
                                  ---------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           PERIOD ENDED                       YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  ---------------------------        ----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  -----------      -------------     -----------    -------------
Shares sold                       12,493,186       $ 139,586,480      12,386,090    $ 207,100,571
Shares issued in reinvestment
  of distributions                   951,643          11,657,625         192,248        3,118,268
Shares redeemed                  (15,974,157)       (182,364,233)    (12,225,424)    (206,140,907)
                                 -----------       -------------     -----------    -------------
Net increase (decrease)           (2,529,328)      $ (31,120,128)        352,914    $   4,077,932
                                 ===========       =============     ===========    =============

----------
(1) Inception date July 31, 2001

                                                        INTERNATIONAL EQUITY FUND
                                  ----------------------------------------------------------------
                                                             COMMON CLASS
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                        124,523,177     $1,693,435,346     123,478,077   $3,048,465,478
Shares issued in reinvestment
  of dividends and distributions     9,199,267        138,540,969         256,151        6,250,071
Shares redeemed                   (140,933,308)    (1,939,473,788)   (132,806,901)  (3,318,259,113)
                                  ------------     --------------    ------------   --------------
Net decrease                        (7,210,864)    $ (107,497,473)     (9,072,673)  $ (263,543,564)
                                  ============     ==============    ============   ==============
                                                        INTERNATIONAL EQUITY FUND
                                  ----------------------------------------------------------------
                                                             ADVISOR CLASS
                                  ----------------------------------------------------------------
                                             FOR THE                          FOR THE
                                            YEAR ENDED                       YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  -------------------------------    -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                          7,052,530     $   92,813,682       3,464,050   $   85,559,324
Shares issued in reinvestment
  of dividends and distributions     2,378,504         35,368,348          18,613          449,139
Shares redeemed                    (11,027,299)      (145,966,504)     (5,843,253)    (142,407,373)
                                  ------------     --------------    ------------   --------------
Net increase (decrease)             (1,596,265)    $  (17,784,474)     (2,360,590)  $  (56,398,910)
                                  ============     ==============    ============   ==============

                                                        INTERNATIONAL SMALL COMPANY
                                  ----------------------------------------------------------------
                                                             COMMON SHARES
                                  ----------------------------------------------------------------
                                             FOR THE                          FOR THE
                                           YEAR ENDED                        YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  -------------------------------    -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                         10,816,820     $  200,690,116      15,109,020   $  482,388,865
Shares issued in reinvestment
  of dividends and distributions            --                 --          64,420        1,830,186
Shares redeemed                    (11,940,131)      (225,165,468)    (13,260,429)    (422,519,831)
                                  ------------     --------------    ------------   --------------
Net decrease                        (1,123,311)    $  (24,475,352)      1,913,011   $   61,699,220
                                  ============     ==============    ============   ==============

                                                           EMERGING MARKETS
                                  ----------------------------------------------------------------
                                                             COMMON CLASS
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                         23,303,839     $  187,881,045      29,336,126   $  341,084,971
Shares exchanged due to merger       1,261,937          9,704,300              --               --
Shares issued in reinvestment
   of distributions                     18,093            157,049         119,041        1,697,652
Shares redeemed                    (25,132,349)      (203,149,081)    (30,071,481)    (355,261,716)
                                  ------------     --------------    ------------   --------------
Net decrease                          (548,480)    $   (5,406,687)       (616,314)  $  (12,479,093)
                                  ============     ==============    ============   ==============

                                                           EMERGING MARKETS
                                  ----------------------------------------------------------------
                                                             ADVISOR CLASS
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                             72,771     $      539,809          19,088   $      239,930
Shares exchanged due to merger         227,190          1,701,654              --               --
Shares redeemed                        (99,850)          (744,605)        (16,175)        (201,146)
                                  ------------     --------------    ------------   --------------
Net increase                           200,111     $    1,496,858           2,913)  $       38,784
                                  ============     ==============    ============   ==============

                                                           EMERGING MARKETS
                                  ----------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                          1,999,591     $   12,766,223          12,601   $      163,666
Shares issued in reinvestment
   of distributions                      1,542             13,356         427,128        6,091,618
Shares redeemed                     (2,064,228)       (13,445,589)       (126,209)      (1,448,239)
                                  ------------     --------------    ------------   --------------
Net increase (decrease)                (63,095)    $     (666,010)        313,520   $    4,807,045
                                  ============     ==============    ============   ==============

                                                             INTERNATIONAL
                                  ----------------------------------------------------------------
                                                             COMMON CLASS
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                            158,124     $    1,689,713          13,473   $       69,837
Shares issued in reinvestment
   of distributions                          1                  6              --               --
Shares redeemed                       (148,113)        (1,600,488)         (2,037)         (23,981)
                                  ------------     --------------    ------------   --------------
Net increase                            10,012     $       89,231          11,436   $       45,856
                                  ============     ==============    ============   ==============

                                                             INTERNATIONAL
                                  ----------------------------------------------------------------
                                                                CLASS A
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                          3,193,475     $   33,731,464       6,796,992   $   88,797,638
Shares issued in reinvestment
   of distributions                    282,477          3,093,124         472,799        5,990,357
Shares redeemed                     (4,753,159)       (50,032,264)     (6,314,145)     (82,923,347)
                                  ------------     --------------    ------------   --------------
Net increase (decrease)             (1,277,207)    $  (13,207,676)        955,646   $   11,864,648
                                  ============     ==============    ============   ==============

                                                             INTERNATIONAL
                                  ----------------------------------------------------------------
                                                                CLASS B
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                             43,363     $      394,883         101,412   $    1,330,439
Shares issued in reinvestment
   of distributions                     31,241            327,721          57,330          704,010
Shares redeemed                       (160,159)        (1,520,188)       (124,475)      (1,616,495)
                                  ------------     --------------    ------------   --------------
Net increase (decrease)                (85,555)    $     (797,584)         34,267   $      417,954
                                  ============     ==============    ============   ==============

                                                             INTERNATIONAL
                                  ----------------------------------------------------------------
                                                                CLASS C
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                             24,303     $      237,603          12,162   $       51,084
Shares issued in reinvestment
   of distributions                      1,200             12,608              --               --
Shares redeemed                        (16,407)          (144,559)             --               --
                                  ------------     --------------    ------------   --------------
Net increase                             9,096     $      105,652          12,162   $       51,084
                                  ============     ==============    ============   ==============
                                                             INTERNATIONAL
                                  ----------------------------------------------------------------
                                                                CLASS D
                                  ----------------------------------------------------------------
                                             FOR THE                           FOR THE
                                           YEAR ENDED                         YEAR ENDED
                                         OCTOBER 31, 2001                  OCTOBER 31, 2000
                                  --------------------------------   -----------------------------
                                     SHARES           VALUE             SHARES          VALUE
                                  ------------     --------------    ------------   --------------
Shares sold                             78,549     $      837,402         447,723   $    6,062,902
Shares issued in reinvestment
   of distributions                     27,319            300,508          21,021          266,755
Shares redeemed                       (133,183)        (1,348,991)       (190,108)      (2,533,295)
                                  ------------     --------------    ------------   --------------
Net increase (decrease)                (27,315)    $     (211,081)        278,636   $    3,796,362
                                  ============     ==============    ============   ==============

NOTE 6. CAPITAL LOSS CARRYOVER

   At October 31, 2001, capital loss carryovers available to offset possible future capital gains of the Funds were as follows:

                                                                                                           TOTAL
                                                CAPITAL LOSS CARRYOVER EXPIRING IN                        CAPITAL
                                -------------------------------------------------------------------        LOSS
FUND                                2004         2005             2006      2008          2009         CARRYFORWARD
----                            ---------    ----------    -----------    ----------    -----------    ------------
Global Post-Venture Capital     $       --    $      --    $       --     $3,266,167    $64,511,245     $67,777,412
International Focus                     --           --            --             --      5,088,198       5,088,198
International Equity                    --           --            --             --     67,279,629      67,279,629
International Small Company             --           --            --      7,814,675     15,731,087      23,545,762
Emerging Markets                 1,313,848      587,000    42,962,980      1,548,749     18,753,909      65,166,486
International                           --           --            --             --      2,621,384       2,621,384

CREDIT SUISSE INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 7. SUBSEQUENT EVENT

   On November 12, 2001, the Board of Directors of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of International and International Small Company would become a shareholder of International Focus (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same net asset value as their shares of their respective Funds. The Reorganization is subject to the approval of the Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Funds in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
October 31, 2001

To the Board of Directors and the
Common and Advisor Class Shareholders of Credit Suisse Global Post-Venture
  Capital Fund, Inc.;
Shareholders of Credit Suisse International Focus Fund, Inc.;
Shareholders of Credit Suisse International Equity Fund, Inc.;
Shareholders of Credit Suisse International Small Company Fund, Inc.; Shareholders of Credit Suisse Emerging Markets Fund, Inc.;
Common and Class D Shareholders of Credit Suisse International Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Post-Venture Capital Fund, Inc., Credit Suisse International Focus Fund, Inc., Credit Suisse International Equity Fund, Inc., Credit Suisse International Small Company Fund, Inc., Credit Suisse Emerging Markets Fund, Inc. and Credit Suisse International Fund (formerly known as DLJ International Equity Fund) (all funds collectively referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the year then ended (for Credit Suisse International Fund) and each of the two years (or periods) in the period then ended (for Credit Suisse Global Post-Venture Capital Fund, Inc., Credit Suisse International Focus Fund, Inc., Credit Suisse International Equity Fund, Inc., Credit Suisse International Small Company Fund, Inc. and Credit Suisse Emerging Markets Fund, Inc.) and the financial highlights for the year then ended (for Credit Suisse International
Fund) and for each of the years (or periods) presented (for Credit Suisse Global Post-Venture Capital Fund, Inc., Credit Suisse International Focus Fund, Inc., Credit Suisse International Equity Fund, Inc., Credit Suisse International Small Company Fund, Inc. and Credit Suisse Emerging Markets Fund, Inc.) (financial highlights for Class A, B and C of Credit Suisse Global Post-Venture Fund, Inc. and Credit Suisse International Fund are presented in a separate report), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets and financial highlights of Credit Suisse International Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia,Pennsylvania
December 17,2001

CREDIT SUISSE FUNDS
SPECIAL SHAREHOLDER MEETING RESULTS (UNAUDITED)
October 31, 2001

   A Special Meeting of shareholders of the Credit Suisse Opportunity Funds (the "Fund"), which includes International, was held at 466 Lexington Avenue, 16th Floor, New York, New York 10017, on Friday March 23, 2001, at 11:00 a.m. The following matters were voted upon by the shareholders of the series of the Fund and the results are presented below. Shares delivered not voted are not included in the total for each proposal.

   To approve the new investment advisory agreement, for International:

                                                   % OF TOTAL        % OF TOTAL
                                SHARES         SHARES OUTSTANDING   SHARES VOTED
                               ---------       ------------------   ------------
For                            3,327,748               64.4%           90.9%
Against                           18,731                0.4%            0.5%
Abstain                           29,118                0.6%            0.8%

   The election of trustees to the Credit Suisse Opportunity Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Developing Markets Fund:

                                  FOR          WITHHELD
                               ----------     ---------
Richard H. Francis             96,353,178     3,519,623
Jack W. Fritz                  96,353,178     3,519,623
Jeffrey E. Garten              95,353,179     3,519,623
Peter F. Krogh                 92,735,382     7,137,420
James S. Pasman                96,353,179     3,519,623
William W. Priest              96,353,179     3,519,623
Steven N. Rappaport            92,735,382     7,137,420

                              TOTAL ELIGIBLE
                                  SHARES        TOTAL SHARES VOTED      % OF SHARES VOTED
                              --------------    ------------------      -----------------
International Fund               5,164,754           3,659,674                70.8%

CREDIT SUISSE FUNDS, INC.
SHAREHOLDER TAX INFORMATION (UNAUDITED)

   Each Fund is required by Subchapter M of the Code to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status of dividends and distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2001, the following dividends and distributions per share were paid by each of the Fund's:

                           ORDINARY       LONG-TERM      FOREIGN SOURCE      FOREIGN TAXES
                            INCOME       CAPITAL GAINS       INCOME        PAID OR WITHHELD
FUND                       PER SHARE      PER SHARE         PER SHARE         PER SHARE
----                       ---------    -------------    ---------------    ----------------
  PAYMENT DATE             12/08/00     12/08/00
  ------------             --------     --------

International Focus        $1.0474      $1.4123          $0.2647              $0.0316
International Equity
  Common Class              0.4324       4.0412           0.1591               0.0328
  Advisor Class             0.2953       4.0412           0.0776               0.0328
Emerging Markets
  Common Class              0.0254           --           0.9084               0.2282
  Institutional Class       0.0553           --           0.9371               0.2282

  PAYMENT DATE             11/13/00     11/13/00
  ------------             --------     --------
International
  Common Class              0.4180       0.3500               --                   --
  Class A                   0.4180       0.3500               --                   --
  Class B                   0.4180       0.3500               --                   --
  Class C                   0.4180       0.3500               --                   --
  Class D                   0.4180       0.3500               --                   --

   The above information was provided to calendar year taxpayers via Form 1099-DIV mailed in January of 2001. Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2002.

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